Schedule of Investments (unaudited) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
AAR Corp.	26,898	$1,213,100
Aerojet Rocketdyne Holdings Inc.(a)(b)	55,996	2,556,777
Aerovironment Inc.(a)(b)	15,369	948,882
Air Industries Group(a)(b)	6,773	15,578
Arconic Inc.	302,835	9,318,233
Astronics Corp.(a)(b)	19,684	550,168
Astrotech Corp.(a)	1,452	2,614
Axon Enterprise Inc.(a)	46,421	3,401,731
Boeing Co. (The)	418,397	136,297,007
BWX Technologies Inc.	76,745	4,764,330
CPI Aerostructures Inc.(a)(b)	6,636	44,660
Cubic Corp.(b)	21,930	1,394,090
Curtiss-Wright Corp.	34,422	4,849,716
Ducommun Inc.(a)	7,103	358,915
General Dynamics Corp.	181,843	32,068,013
HEICO Corp.	31,552	3,601,661
HEICO Corp., Class A	56,324	5,042,688
Hexcel Corp.	69,517	5,096,291
Huntington Ingalls Industries Inc.	33,034	8,287,570
Innovative Solutions & Support Inc.(a)(b)	13,228	77,251
Kratos Defense & Security Solutions Inc.(a)(b)	67,098	1,208,435
L3Harris Technologies Inc.	175,814	34,788,316
Lockheed Martin Corp.	193,916	75,507,012
Maxar Technologies Inc.(a)	51,670	809,669
Mercury Systems Inc.(a)	42,280	2,921,971
MICT Inc.(a)	4,533	4,036
Moog Inc., Class A	26,927	2,297,681
National Presto Industries Inc.	6,054	535,113
Northrop Grumman Corp.	123,134	42,354,402
Park Aerospace Corp.	14,128	229,862
Parsons Corp.(a)	14,671	605,619
Raytheon Co.	217,860	47,872,556
SIFCO Industries Inc.(a)	614	2,425
Spirit AeroSystems Holdings Inc., Class A	81,308	5,925,727
Teledyne Technologies Inc.(a)	28,885	10,009,808
Textron Inc.	176,210	7,858,966
TransDigm Group Inc.	38,743	21,696,080
Triumph Group Inc.	34,815	879,775
United Technologies Corp.	634,722	95,055,967
Vectrus Inc.(a)	7,120	364,971
Virgin Galactic Holdings Inc.(a)	63,217	730,156
Virtra Inc.(a)	5,730	27,905
Wesco Aircraft Holdings Inc.(a)	54,557	601,218

		572,176,945

Air Freight & Logistics — 0.5%
Air T Inc.(a)(b)	379	7,637
Air Transport Services Group Inc.(a)(b)	42,808	1,004,276
Atlas Air Worldwide Holdings Inc.(a)	20,324	560,333
CH Robinson Worldwide Inc.	104,290	8,155,478
Echo Global Logistics Inc.(a)(b)	20,064	415,325
Expeditors International of Washington Inc.	133,856	10,443,445
FedEx Corp.	188,035	28,432,772
Forward Air Corp.	21,473	1,502,036
Hub Group Inc., Class A(a)(b)	27,222	1,396,216
Radiant Logistics Inc.(a)	21,691	120,819
United Parcel Service Inc., Class B	546,460	63,968,608
XPO Logistics Inc.(a)(b)	70,613	5,627,856

		121,634,801

Security	Shares	Value

Airlines — 0.4%
Alaska Air Group Inc.	96,951	$6,568,430
Allegiant Travel Co.	9,080	1,580,283
American Airlines Group Inc.	305,202	8,753,193
Delta Air Lines Inc.	448,882	26,250,619
Hawaiian Holdings Inc.	41,799	1,224,293
JetBlue Airways Corp.(a)(b)	235,743	4,413,109
Mesa Air Group Inc.(a)(b)	47,121	421,262
SkyWest Inc.	42,137	2,723,314
Southwest Airlines Co.	381,630	20,600,388
Spirit Airlines Inc.(a)	54,298	2,188,753
United Airlines Holdings Inc.(a)	172,313	15,179,052

		89,902,696

Auto Components — 0.3%
Adient PLC(a)	66,504	1,413,210
American Axle & Manufacturing Holdings Inc.(a)	82,049	882,847
Aptiv PLC	198,164	18,819,635
Autoliv Inc.	63,123	5,328,212
BorgWarner Inc.	161,178	6,991,902
Cooper Tire & Rubber Co.	41,531	1,194,016
Cooper-Standard Holdings Inc.(a)	11,590	384,324
Dana Inc.	115,511	2,102,300
Delphi Technologies PLC	68,903	884,025
Dorman Products Inc.(a)(b)	21,199	1,605,188
Fox Factory Holding Corp.(a)	30,124	2,095,727
Garrett Motion Inc.(a)	56,235	561,788
Gentex Corp.	194,581	5,638,957
Gentherm Inc.(a)	23,064	1,023,811
Goodyear Tire & Rubber Co. (The)	188,293	2,928,898
Horizon Global Corp.(a)(b)	35,957	125,490
LCI Industries	20,382	2,183,524
Lear Corp.	42,471	5,827,021
Modine Manufacturing Co.(a)(b)	54,488	419,558
Motorcar Parts of America Inc.(a)(b)	26,588	585,734
Shiloh Industries Inc.(a)(b)	7,042	25,070
Standard Motor Products Inc.	18,761	998,460
Stoneridge Inc.(a)(b)	20,601	604,021
Strattec Security Corp.	15,367	341,301
Superior Industries International Inc.	54,416	200,795
Sypris Solutions Inc.(a)(b)	13,981	10,907
Tenneco Inc., Class A	33,415	437,737
Unique Fabricating Inc.	714	2,756
Veoneer Inc.(a)(b)	80,792	1,261,971
Visteon Corp.(a)(b)	19,939	1,726,518
Workhorse Group Inc.(a)(b)	27,534	83,703
XPEL Inc.(a)(b)	21,449	314,228

		67,003,634

Automobiles — 0.5%
Arcimoto Inc.(a)(b)	11,348	18,270
Ford Motor Co.	3,054,032	28,402,498
General Motors Co.	972,057	35,577,286
Harley-Davidson Inc.	117,766	4,379,718
Tesla Inc.(a)(b)	110,716	46,315,824
Thor Industries Inc.	43,487	3,230,649
Winnebago Industries Inc.	22,414	1,187,494

		119,111,739

Banks — 5.7%
1st Constitution Bancorp.	6,267	138,689
1st Source Corp.	13,262	688,033
ACNB Corp.	6,261	236,791

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Allegiance Bancshares Inc.(a)	15,263	$573,889
Amalgamated Bank, Class A	26,628	517,915
Amerant Bancorp Inc.(a)(b)	22,952	500,124
American National Bankshares Inc.	14,829	586,783
American River Bankshares	6,330	94,127
Ameris Bancorp.	43,796	1,863,082
AmeriServ Financial Inc.	13,685	57,477
Ames National Corp.	6,974	195,690
Arrow Financial Corp.	8,311	314,156
Associated Banc-Corp.	125,637	2,769,039
Atlantic Capital Bancshares Inc.(a)	6,640	121,844
Atlantic Union Bankshares Corp.	63,160	2,371,658
Auburn National BanCorp. Inc.	595	31,535
Banc of California Inc.	40,739	699,896
BancFirst Corp.	13,492	842,440
Bancorp. Inc. (The)(a)	27,547	357,285
Bancorp. of New Jersey Inc.(a)(b)	6,440	115,212
BancorpSouth Bank	79,138	2,485,725
Bank First Corp.(b)	6,933	485,379
Bank of America Corp.	6,356,455	223,874,345
Bank of Commerce Holdings	7,626	88,233
Bank of Hawaii Corp.	33,989	3,234,393
Bank of Marin Bancorp.	12,278	553,124
Bank of Princeton (The)	13,742	432,736
Bank of South Carolina Corp.	960	18,029
Bank of the James Financial Group Inc.	775	11,834
Bank OZK	90,160	2,750,331
Bank7 Corp.	2,920	55,363
BankFinancial Corp.	29	379
BankUnited Inc.	84,574	3,092,025
Bankwell Financial Group Inc.	6,221	179,414
Banner Corp.	19,279	1,090,999
Bar Harbor Bankshares	13,152	333,929
Baycom Corp.(a)	19,878	452,026
BCB Bancorp. Inc.	6,997	96,489
Berkshire Hills Bancorp. Inc.	39,124	1,286,397
BOK Financial Corp.	23,300	2,036,420
Boston Private Financial Holdings Inc.	41,027	493,555
Bridge Bancorp. Inc.	7,022	235,448
Brookline Bancorp. Inc.	34,424	566,619
Bryn Mawr Bank Corp.	14,127	582,597
Business First Bancshares Inc.	18,426	459,360
Byline Bancorp Inc.(b)	22,485	440,031
C&F Financial Corp.	704	38,952
Cadence BanCorp.	101,899	1,847,429
Cambridge Bancorp.	5,717	458,218
Camden National Corp.	7,502	345,542
Capital Bancorp Inc/MD(a)	33,870	504,324
Capital City Bank Group Inc.	7,134	217,587
Capstar Financial Holdings Inc.	27,872	464,069
Carolina Financial Corp.	15,577	673,394
Carolina Trust Bancshares Inc.(a)(b)	6,157	80,349
Carter Bank & Trust(a)(b)	8,733	207,147
Cathay General Bancorp.	55,576	2,114,667
CB Financial Services Inc.	829	24,986
CBTX Inc.	13,854	431,136
CenterState Bank Corp.	90,017	2,248,625
Central Pacific Financial Corp.	9,084	268,705
Central Valley Community Bancorp.	6,927	150,108
Century Bancorp. Inc./MA, Class A, NVS	787	70,798

Security	Shares	Value

Banks (continued)
Chemung Financial Corp.	774	$32,895
CIT Group Inc.	75,516	3,445,795
Citigroup Inc.	1,712,718	136,829,041
Citizens & Northern Corp.	7,592	214,474
Citizens Community Bancorp. Inc./WI(b)	799	9,764
Citizens Financial Group Inc.	356,880	14,492,897
Citizens Holding Co.	828	18,117
City Holding Co.	11,902	975,369
Civista Bancshares Inc.	7,146	171,504
CNB Financial Corp./PA	7,725	252,453
Coastal Financial Corp/WA(a)	29,785	490,559
Codorus Valley Bancorp. Inc.	7,113	163,812
Colony Bankcorp Inc.	6,274	103,521
Columbia Banking System Inc.	49,678	2,021,149
Comerica Inc.	119,080	8,543,990
Commerce Bancshares Inc.	86,493	5,876,334
Community Bank System Inc.	34,800	2,468,712
Community Bankers Trust Corp.	14,786	131,300
Community Financial Corp. (The)	880	31,302
Community First Bancshares Inc./GA(a)	2,048	23,450
Community Trust Bancorp. Inc.	13,601	634,351
Community West Bancshares	6,280	69,708
ConnectOne Bancorp. Inc.	20,812	535,285
County Bancorp. Inc.	862	22,093
CrossFirst Bankshares Inc.(a)(b)	33,289	480,027
Cullen/Frost Bankers Inc.	47,831	4,676,915
Customers Bancorp. Inc.(a)	20,015	476,557
CVB Financial Corp.	118,801	2,563,726
Dime Community Bancshares Inc.	48,251	1,007,963
Eagle Bancorp. Inc.	22,182	1,078,711
Eagle Bancorp. Montana Inc.	850	18,181
East West Bancorp. Inc.	110,337	5,373,412
Emclaire Financial Corp.	214	6,961
Enterprise Bancorp. Inc./MA	6,383	216,192
Enterprise Financial Services Corp.	14,056	677,640
Equity Bancshares Inc., Class A(a)(b)	7,137	220,319
Esquire Financial Holdings Inc.(a)	20,809	542,491
Evans Bancorp. Inc.	793	31,799
Farmers & Merchants Bancorp. Inc./Archbold OH	15,704	473,476
Farmers National Banc Corp.	13,744	224,302
Fauquier Bankshares Inc.	831	17,650
FB Financial Corp.	13,343	528,249
Fidelity D&D Bancorp. Inc.	6,397	397,957
Fifth Third Bancorp.	568,793	17,484,697
Financial Institutions Inc.	7,782	249,802
First Bancorp. Inc./ME	7,044	212,940
First BanCorp./Puerto Rico	144,865	1,534,120
First Bancorp./Southern Pines NC	15,088	602,162
First Bancshares Inc. (The)	6,105	216,850
First Bank/Hamilton NJ	6,702	74,057
First Busey Corp.	32,938	905,795
First Business Financial Services Inc.	6,788	178,728
First Capital Inc.(b)	627	45,771
First Choice Bancorp.	20,085	541,492
First Citizens BancShares Inc./NC, Class A	6,878	3,660,540
First Commonwealth Financial Corp.	43,630	633,071
First Community Bankshares Inc.	13,231	410,426
First Community Corp./SC	6,309	136,337
First Financial Bancorp.	66,509	1,691,989
First Financial Bankshares Inc.	103,480	3,632,148

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Financial Corp./IN	8,213	$375,498
First Financial Northwest Inc.	7,038	105,148
First Foundation Inc.	19,643	341,788
First Guaranty Bancshares Inc.	18,101	394,059
First Hawaiian Inc.	102,048	2,944,085
First Horizon National Corp.	241,364	3,996,988
First Internet Bancorp.	843	19,987
First Interstate BancSystem Inc., Class A	26,744	1,121,108
First Merchants Corp.	40,271	1,674,871
First Mid Bancshares Inc.	279	9,835
First Midwest Bancorp. Inc.	83,714	1,930,445
First National Corp./VA(b)	3,235	69,229
First Northwest Bancorp.	7,713	139,837
First of Long Island Corp. (The)	19,836	497,487
First Republic Bank/CA	134,247	15,767,310
First Savings Financial Group Inc.	214	14,359
First U.S. Bancshares Inc.	6,198	71,959
First United Corp.	6,430	154,899
First Western Financial Inc.(a)(b)	27,453	452,151
Flushing Financial Corp.	20,721	447,677
FNB Corp.	285,701	3,628,403
FNCB Bancorp Inc.	57,629	486,965
Franklin Financial Network Inc.(b)	13,286	456,108
Franklin Financial Services Corp.	883	34,163
Fulton Financial Corp.	125,935	2,195,047
FVCBankcorp Inc.(a)(b)	24,519	428,347
German American Bancorp. Inc.	13,881	494,441
Glacier Bancorp. Inc.	67,372	3,098,438
Glen Burnie Bancorp.	598	6,877
Great Southern Bancorp. Inc.	6,991	442,670
Great Western Bancorp. Inc.	30,924	1,074,300
Guaranty Bancshares Inc./TX	14,368	472,420
Hancock Whitney Corp.	73,392	3,220,441
Hanmi Financial Corp.	14,565	291,227
Harborone Bancorp Inc.(a)(b)	51,019	560,699
Hawthorn Bancshares Inc.	6,520	166,260
HBT Financial Inc.(a)	6,912	131,259
Heartland Financial USA Inc.	22,855	1,136,808
Heritage Commerce Corp.	14,193	182,096
Heritage Financial Corp./WA	22,192	628,034
Hilltop Holdings Inc.	56,360	1,405,055
Home BancShares Inc./AR	118,214	2,324,087
HomeTrust Bancshares Inc.	13,588	364,566
Hope Bancorp Inc.	83,765	1,244,748
Horizon Bancorp Inc./IN	20,152	382,888
Howard Bancorp. Inc.(a)	1,401	23,649
Huntington Bancshares Inc./OH	843,276	12,716,602
IBERIABANK Corp.	47,831	3,579,194
Independent Bank Corp.	24,450	2,035,462
Independent Bank Corp./MI	14,702	333,000
Independent Bank Group Inc.	28,900	1,602,216
International Bancshares Corp.	41,589	1,791,238
Investar Holding Corp.	6,310	151,440
Investors Bancorp. Inc.	194,570	2,318,302
JPMorgan Chase & Co.	2,463,422	343,401,027
KeyCorp	811,646	16,427,715
Lakeland Bancorp. Inc.	28,462	494,670
Lakeland Financial Corp.	20,421	999,199
Landmark Bancorp. Inc./Manhattan KS	781	19,564
LCNB Corp.	6,834	131,896

Security	Shares	Value

Banks (continued)
Level One Bancorp. Inc.	18,371	$462,214
Limestone Bancorp. Inc.(a)(b)	457	8,226
Live Oak Bancshares Inc.(b)	29,371	558,343
M&T Bank Corp.	106,808	18,130,658
Macatawa Bank Corp.	20,590	229,167
Mackinac Financial Corp.	764	13,339
MainStreet Bancshares Inc.(a)	1,804	41,492
Malvern Bancorp. Inc.(a)(b)	6,247	144,243
Mercantile Bank Corp.	13,298	484,978
Meridian Corp.(a)(b)	1,164	23,501
Metropolitan Bank Holding Corp.(a)	12,203	588,551
Mid Penn Bancorp. Inc.	790	22,752
Middlefield Banc Corp.	538	14,036
Midland States Bancorp. Inc.	18,462	534,659
MidWestOne Financial Group Inc.	6,646	240,785
MutualFirst Financial Inc.	6,278	249,048
MVB Financial Corp.	28,123	700,825
National Bank Holdings Corp., Class A	22,819	803,685
National Bankshares Inc.	6,649	298,740
NBT Bancorp. Inc.	24,473	992,625
Nicolet Bankshares Inc.(a)(b)	6,623	489,109
Northeast Bank(a)	1,049	23,067
Northrim BanCorp. Inc.	6,281	240,562
Norwood Financial Corp.	1,117	43,451
Oak Valley Bancorp.	6,250	121,625
OFG Bancorp.	36,448	860,537
Ohio Valley Banc Corp.	781	30,943
Old National Bancorp./IN	128,716	2,354,216
Old Point Financial Corp.	766	21,057
Old Second Bancorp. Inc.	21,055	283,611
Opus Bank	14,363	371,571
Origin Bancorp Inc.	12,978	491,087
Orrstown Financial Services Inc.	7,074	160,014
Pacific Mercantile Bancorp.(a)(b)	7,700	62,524
Pacific Premier Bancorp. Inc.	41,444	1,351,282
PacWest Bancorp.	99,782	3,818,657
Park National Corp.	8,657	886,304
Parke Bancorp. Inc.	6,797	172,576
Pathfinder Bancorp. Inc.	713	9,911
Patriot National Bancorp Inc.	59	753
PCB Bancorp.	27,593	476,807
Peapack Gladstone Financial Corp.	7,824	241,762
Penns Woods Bancorp. Inc.	9,010	320,396
Peoples Bancorp. Inc./OH	13,885	481,254
Peoples Bancorp. of North Carolina Inc.	893	29,335
Peoples Financial Services Corp.	6,299	317,155
People’s United Financial Inc.	347,293	5,869,252
People’s Utah Bancorp.	2,323	69,969
Pinnacle Financial Partners Inc.	61,453	3,932,992
Plumas Bancorp.(b)	6,087	160,575
PNC Financial Services Group Inc. (The)	349,579	55,803,296
Popular Inc.	82,614	4,853,572
Preferred Bank/Los Angeles CA	7,455	447,971
Premier Financial Bancorp. Inc.	7,467	135,451
Prosperity Bancshares Inc.	72,392	5,204,261
QCR Holdings Inc.	7,527	330,134
RBB Bancorp.	21,065	445,946
Regions Financial Corp.	797,344	13,682,423
Reliant Bancorp Inc.	19,684	437,772
Renasant Corp.	41,669	1,475,916

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Republic Bancorp. Inc./KY, Class A	6,851	$320,627
Republic First Bancorp. Inc.(a)(b)	26,980	112,776
Richmond Mutual BanCorp. Inc.(a)(b)	33,870	540,565
Riverview Financial Corp.(b)	6,143	76,726
S&T Bancorp. Inc.(b)	20,643	831,706
Salisbury Bancorp. Inc.	207	9,454
Sandy Spring Bancorp. Inc.	26,423	1,000,903
SB Financial Group Inc.	865	17,032
SB One Bancorp.	754	18,790
Seacoast Banking Corp. of Florida(a)(b)	38,063	1,163,586
Select Bancorp. Inc.(a)(b)	6,843	84,169
ServisFirst Bancshares Inc.	33,228	1,252,031
Shore Bancshares Inc.	7,765	134,800
Sierra Bancorp.	7,175	208,936
Signature Bank/New York NY	44,052	6,017,944
Simmons First National Corp., Class A	59,577	1,596,068
SmartFinancial Inc.	6,384	150,982
Sound Financial Bancorp. Inc.(b)	260	9,360
South Plains Financial Inc.	2,685	56,036
South State Corp.	27,895	2,419,891
Southern First Bancshares Inc.(a)	6,196	263,268
Southern National Bancorp. of Virginia Inc.	13,433	219,630
Southside Bancshares Inc.	20,566	763,821
Southwest Georgia Financial Corp.	281	9,862
Spirit of Texas Bancshares Inc.(a)(b)	20,513	471,799
Sterling Bancorp./DE	160,171	3,376,405
Stock Yards Bancorp. Inc.	14,303	587,281
Summit Financial Group Inc.	6,918	187,409
Summit State Bank	868	11,254
SVB Financial Group(a)	40,864	10,258,499
Synovus Financial Corp.	118,315	4,637,948
TCF Financial Corp.	123,832	5,795,338
Texas Capital Bancshares Inc.(a)	35,362	2,007,501
Tompkins Financial Corp.	7,609	696,223
TowneBank/Portsmouth VA	48,097	1,338,059
TriCo Bancshares	14,439	589,256
TriState Capital Holdings Inc.(a)	14,529	379,497
Triumph Bancorp. Inc.(a)(b)	26,501	1,007,568
Truist Financial Corp.	1,056,115	59,480,397
Trustmark Corp.	50,703	1,749,760
Two River Bancorp.(b)	6,748	151,155
U.S. Bancorp.	1,130,728	67,040,863
UMB Financial Corp.	33,952	2,330,465
Umpqua Holdings Corp.	166,367	2,944,696
Union Bankshares Inc./Morrisville VT	808	29,298
United Bancorp. Inc./OH	6,103	87,273
United Bancshares Inc./OH	679	15,420
United Bankshares Inc./WV	89,186	3,447,931
United Community Banks Inc./GA	36,095	1,114,614
United Security Bancshares/Fresno CA	7,769	83,361
Unity Bancorp. Inc.	6,258	141,243
Univest Financial Corp.	13,941	373,340
Valley National Bancorp.	329,872	3,777,034
Veritex Holdings Inc.	29,823	868,744
Village Bank and Trust Financial Corp.(a)	113	4,209
Washington Trust Bancorp. Inc.	13,027	700,722
Webster Financial Corp.	69,188	3,691,872
Wellesley Bank(b)	267	12,018
Wells Fargo & Co.	3,020,932	162,526,142
WesBanco Inc.	46,583	1,760,372

Security	Shares	Value

Banks (continued)
West Bancorp. Inc.	13,254	$339,700
Westamerica Bancorp.	18,144	1,229,619
Western Alliance Bancorp.	75,115	4,281,555
Wintrust Financial Corp.	40,857	2,896,761
Zions Bancorp. N.A.	145,426	7,550,518

		1,447,051,495

Beverages — 1.6%
Alkaline Water Co. Inc. (The)(a)(b)	147,333	187,113
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	6,965	2,631,725
Brown-Forman Corp., Class A	42,460	2,665,214
Brown-Forman Corp., Class B, NVS	143,419	9,695,124
Celsius Holdings Inc.(a)(b)	113,640	548,881
Coca-Cola Co. (The)	3,011,625	166,693,444
Coca-Cola Consolidated Inc.	4,048	1,149,834
Constellation Brands Inc., Class A	130,685	24,797,479
Craft Brew Alliance Inc.(a)(b)	6,994	115,401
Eastside Distilling Inc.(a)	6,319	18,641
Keurig Dr Pepper Inc.	210,412	6,091,427
MGP Ingredients Inc.(b)	8,353	404,703
Molson Coors Brewing Co., Class B	145,218	7,827,250
Monster Beverage Corp.(a)	305,716	19,428,252
National Beverage Corp.(a)(b)	11,986	611,526
New Age Beverages Corp.(a)(b)	81,492	148,316
PepsiCo Inc.	1,093,352	149,428,418
Primo Water Corp.(a)	30,176	338,726
Reed’s Inc.(a)	7,113	6,473
Willamette Valley Vineyards Inc.(a)	794	5,502

		392,793,449

Biotechnology — 2.6%
89bio Inc.(a)(b)	4,198	110,365
AbbVie Inc.	1,156,764	102,419,885
Abeona Therapeutics Inc.(a)(b)	20,229	66,149
ACADIA Pharmaceuticals Inc.(a)(b)	91,767	3,925,792
Acceleron Pharma Inc.(a)(b)	34,150	1,810,633
Achieve Life Sciences Inc.(a)	1,892	1,003
Achillion Pharmaceuticals Inc.(a)(b)	89,614	540,372
Acorda Therapeutics Inc.(a)	34,044	69,450
Actinium Pharmaceuticals Inc.(a)(b)	27,730	6,037
Adamas Pharmaceuticals Inc.(a)(b)	27,328	103,573
ADMA Biologics Inc.(a)(b)	10,816	43,264
Aduro Biotech Inc.(a)	19,923	23,509
Advaxis Inc.(a)	1,169	1,003
Adverum Biotechnologies Inc.(a)(b)	39,775	458,208
Aeglea BioTherapeutics Inc.(a)	7,270	55,543
Aevi Genomic Medicine Inc.(a)	20,245	2,956
Agenus Inc.(a)(b)	57,065	232,255
AgeX Therapeutics Inc.(a)(b)	5,341	9,721
Agios Pharmaceuticals Inc.(a)(b)	44,554	2,127,453
AIM ImmunoTech Inc.(a)	414	225
Aimmune Therapeutics Inc.(a)(b)	29,353	982,445
Akcea Therapeutics Inc.(a)(b)	13,130	222,422
Akebia Therapeutics Inc.(a)	63,419	400,808
Akero Therapeutics Inc.(a)	24,812	550,702
Albireo Pharma Inc.(a)(b)	2,646	67,261
Aldeyra Therapeutics Inc.(a)(b)	8,600	49,966
Alector Inc.(a)(b)	21,263	366,361
Alexion Pharmaceuticals Inc.(a)	173,452	18,758,834
Alkermes PLC(a)	120,374	2,455,630
Allakos Inc.(a)(b)	19,172	1,828,242

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allena Pharmaceuticals Inc.(a)(b)	60,501	$165,168
Allogene Therapeutics Inc.(a)(b)	33,055	858,769
Alnylam Pharmaceuticals Inc.(a)	87,072	10,028,082
Alpine Immune Sciences Inc.(a)(b)	718	2,757
Altimmune Inc.(a)(b)	120	227
AMAG Pharmaceuticals Inc.(a)(b)	28,100	341,977
Amgen Inc.	470,195	113,349,909
Amicus Therapeutics Inc.(a)	172,963	1,684,660
AnaptysBio Inc.(a)(b)	18,395	298,919
Anavex Life Sciences Corp.(a)(b)	21,636	56,037
Anika Therapeutics Inc.(a)	13,067	677,524
Anixa Biosciences Inc.(a)	6,962	22,835
Apellis Pharmaceuticals Inc.(a)	27,045	828,118
Applied Genetic Technologies Corp./DE(a)(b)	7,211	32,594
Applied Therapeutics Inc.(a)	3,092	84,350
Aprea Therapeutics Inc.(a)	4,794	219,997
Aptevo Therapeutics Inc.(a)	13,357	8,742
Aptinyx Inc.(a)	11,928	40,794
AquaBounty Technologies Inc.(a)	234	508
Aravive Inc.(a)	1,635	22,350
ARCA biopharma Inc.(a)	48	274
Arcturus Therapeutics Ltd.(a)(b)	40,469	439,898
Arcus Biosciences Inc.(a)	35,964	363,236
Ardelyx Inc.(a)	13,744	103,149
Arena Pharmaceuticals Inc.(a)(b)	35,779	1,625,082
Aridis Pharmaceuticals Inc.(a)(b)	4,493	19,994
Armata Pharmaceuticals Inc.(a)	5	16
ArQule Inc.(a)	77,652	1,549,934
Arrowhead Pharmaceuticals Inc.(a)	72,141	4,575,904
Assembly Biosciences Inc.(a)	19,135	391,502
Atara Biotherapeutics Inc.(a)(b)	45,592	750,900
Athenex Inc.(a)(b)	38,424	586,734
Athersys Inc.(a)(b)	62,692	77,111
Atreca Inc., Class A(a)(b)	39,341	608,605
aTyr Pharma Inc.(a)	406	1,693
Audentes Therapeutics Inc.(a)	35,413	2,119,114
AVEO Pharmaceuticals Inc.(a)(b)	47,737	29,802
Avid Bioservices Inc.(a)(b)	27,394	210,112
Avrobio Inc.(a)(b)	31,767	639,470
AzurRx BioPharma Inc.(a)	14,812	15,404
Baudax Bio Inc.(a)	3,060	21,175
Bellicum Pharmaceuticals Inc.(a)(b)	46,134	59,513
Biocept Inc.(a)	1,893	541
BioCryst Pharmaceuticals Inc.(a)	69,517	239,834
Biogen Inc.(a)	144,439	42,859,384
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	31,886	1,735,874
BioMarin Pharmaceutical Inc.(a)	137,781	11,649,384
Bio-Path Holdings Inc.(a)(b)	260	2,077
BioSpecifics Technologies Corp.(a)(b)	6,084	346,423
Bioxcel Therapeutics Inc.(a)	6,386	93,299
Bluebird Bio Inc.(a)(b)	43,077	3,780,007
Blueprint Medicines Corp.(a)	37,180	2,978,490
BrainStorm Cell Therapeutics Inc.(a)(b)	13,977	59,822
Brickell Biotech Inc.(a)	983	1,475
Bridgebio Pharma Inc.(a)(b)	19,098	669,385
Cabaletta Bio Inc.(a)	5,398	75,410
Caladrius Biosciences Inc.(a)(b)	6,021	15,113
Calithera Biosciences Inc.(a)(b)	20,178	115,216
Calyxt Inc.(a)(b)	26,615	186,571
Cancer Genetics Inc.(a)(b)	257	1,532

Security	Shares	Value

Biotechnology (continued)
Capricor Therapeutics Inc.(a)	603	$772
CareDx Inc.(a)(b)	28,739	619,900
CASI Pharmaceuticals Inc.(a)	20,701	63,966
Castle Biosciences Inc.(a)(b)	20,861	716,993
Catabasis Pharmaceutical Inc.(a)	461	2,725
Catalyst Biosciences Inc.(a)(b)	45	306
Catalyst Pharmaceuticals Inc.(a)(b)	77,226	289,597
Celcuity Inc.(a)(b)	22,206	236,272
Celldex Therapeutics Inc.(a)(b)	5,491	12,245
Cellectar Biosciences Inc.(a)	59	133
Cellular Biomedicine Group Inc.(a)(b)	6,780	110,107
CEL-SCI Corp.(a)(b)	11,357	103,917
Celsion Corp.(a)(b)	461	788
Checkpoint Therapeutics Inc.(a)	33,673	57,918
ChemoCentryx Inc.(a)	31,186	1,233,406
Chimerix Inc.(a)	56,511	114,717
Cidara Therapeutics Inc.(a)(b)	6,099	23,420
Cleveland BioLabs Inc.(a)	741	446
Clovis Oncology Inc.(a)(b)	41,091	428,374
Cohbar Inc.(a)(b)	145,320	232,512
Coherus Biosciences Inc.(a)	41,760	751,889
Conatus Pharmaceuticals Inc.(a)	13,046	5,218
Concert Pharmaceuticals Inc.(a)(b)	13,089	120,746
Constellation Pharmaceuticals Inc.(a)	7,649	360,344
ContraFect Corp.(a)(b)	73,325	45,513
Corbus Pharmaceuticals Holdings Inc.(a)(b)	54,839	299,421
Cortexyme Inc.(a)(b)	596	33,459
Corvus Pharmaceuticals Inc.(a)(b)	901	4,901
Crinetics Pharmaceuticals Inc.(a)(b)	18,523	464,742
CTI BioPharma Corp.(a)(b)	14,062	22,218
Cue Biopharma Inc.(a)(b)	60,980	968,057
Curis Inc.(a)(b)	15,555	26,444
Cyclacel Pharmaceuticals Inc.(a)(b)	796	533
Cyclerion Therapeutics Inc.(a)	12,250	33,320
Cytokinetics Inc.(a)(b)	35,776	379,583
CytomX Therapeutics Inc.(a)	36,368	302,218
Deciphera Pharmaceuticals Inc.(a)(b)	12,452	775,012
Denali Therapeutics Inc.(a)(b)	51,139	890,841
DiaMedica Therapeutics Inc.(a)	6,707	32,529
Dicerna Pharmaceuticals Inc.(a)	42,436	934,865
Dyadic International Inc.(a)(b)	2,880	14,918
Dynavax Technologies Corp.(a)(b)	41,035	234,720
Eagle Pharmaceuticals Inc./DE(a)(b)	4,877	293,010
Editas Medicine Inc.(a)(b)	36,577	1,083,045
Eidos Therapeutics Inc.(a)(b)	4,137	237,422
Eiger BioPharmaceuticals Inc.(a)	8,159	121,569
Emergent BioSolutions Inc.(a)	33,232	1,792,866
Enanta Pharmaceuticals Inc.(a)	11,735	724,988
Enochian Biosciences Inc.(a)(b)	63,143	316,978
Epizyme Inc.(a)(b)	55,187	1,357,600
Equillium Inc.(a)(b)	3,699	12,503
Esperion Therapeutics Inc.(a)(b)	19,247	1,147,699
Evelo Biosciences Inc.(a)(b)	54,109	219,683
Exact Sciences Corp.(a)(b)	106,377	9,837,745
Exelixis Inc.(a)	228,883	4,032,918
Exicure Inc.(a)(b)	165,463	473,224
Fate Therapeutics Inc.(a)(b)	54,272	1,062,103
FibroGen Inc.(a)(b)	57,165	2,451,807
Five Prime Therapeutics Inc.(a)	20,538	94,269
Flexion Therapeutics Inc.(a)(b)	16,476	341,053

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fortress Biotech Inc.(a)	76,552	$196,739
Forty Seven Inc.(a)(b)	25,993	1,023,344
Frequency Therapeutics Inc.(a)	4,608	80,778
G1 Therapeutics Inc.(a)(b)	18,576	490,964
Galectin Therapeutics Inc.(a)(b)	21,586	61,736
Galera Therapeutics Inc.(a)	4,032	53,061
Genocea Biosciences Inc.(a)(b)	1,549	3,206
GenVec Inc.(c)	437	0	(d)
Geron Corp.(a)(b)	117,840	160,262
Gilead Sciences Inc.	992,771	64,510,260
Global Blood Therapeutics Inc.(a)(b)	45,953	3,652,804
GlycoMimetics Inc.(a)(b)	32,709	173,031
Gossamer Bio Inc.(a)	22,349	349,315
Gritstone Oncology Inc.(a)	41,311	370,560
Halozyme Therapeutics Inc.(a)	118,915	2,108,363
Harpoon Therapeutics Inc.(a)	5,044	74,601
Heat Biologics Inc.(a)	407	193
Heron Therapeutics Inc.(a)(b)	48,672	1,143,792
Homology Medicines Inc.(a)(b)	18,938	392,017
Hookipa Pharma Inc.(a)(b)	4,761	58,227
iBio Inc.(a)	6,469	1,611
Ideaya Biosciences Inc.(a)(b)	4,166	31,245
Idera Pharmaceuticals Inc.(a)	8,588	15,630
IGM Biosciences Inc.(a)	9,286	354,354
Immucell Corp.(a)	736	3,790
Immunic Inc.(a)(b)	318	3,085
ImmunoGen Inc.(a)	124,115	633,607
Immunomedics Inc.(a)(b)	133,953	2,834,445
Incyte Corp.(a)	136,821	11,947,210
Infinity Pharmaceuticals Inc.(a)(b)	34,057	32,695
Inmune Bio Inc.(a)(b)	2,627	15,237
Inovio Pharmaceuticals Inc.(a)(b)	91,908	303,296
Insmed Inc.(a)(b)	68,366	1,632,580
Intellia Therapeutics Inc.(a)(b)	13,852	203,209
Intercept Pharmaceuticals Inc.(a)(b)	18,701	2,317,428
Intrexon Corp.(a)(b)	82,170	450,292
Invitae Corp.(a)(b)	63,882	1,030,417
Ionis Pharmaceuticals Inc.(a)	100,706	6,083,649
Iovance Biotherapeutics Inc.(a)(b)	91,178	2,523,807
Ironwood Pharmaceuticals Inc.(a)(b)	119,200	1,586,552
IsoRay Inc.(a)	47,959	29,946
IVERIC bio Inc.(a)	21,093	180,978
Jounce Therapeutics Inc.(a)	15,347	133,979
Kadmon Holdings Inc.(a)(b)	152,736	691,894
KalVista Pharmaceuticals Inc.(a)(b)	6,769	120,556
Karuna Therapeutics Inc.(a)	7,230	544,708
Karyopharm Therapeutics Inc.(a)(b)	56,338	1,079,999
Kezar Life Sciences Inc.(a)(b)	25,277	101,361
Kindred Biosciences Inc.(a)(b)	13,062	110,766
Kiniksa Pharmaceuticals Ltd., Class A(a)	25,641	283,589
Kodiak Sciences Inc.(a)(b)	13,925	1,001,904
Krystal Biotech Inc.(a)(b)	9,689	536,577
Kura Oncology Inc.(a)	23,028	316,635
La Jolla Pharmaceutical Co.(a)	13,418	52,733
Lexicon Pharmaceuticals Inc.(a)(b)	23,530	97,650
Ligand Pharmaceuticals Inc.(a)(b)	14,359	1,497,500
Lineage Cell Therapeutics Inc.(a)	53,071	47,233
LogicBio Therapeutics Inc.(a)	5,054	36,389
MacroGenics Inc.(a)(b)	32,616	354,862
Madrigal Pharmaceuticals Inc.(a)(b)	6,460	588,571

Security	Shares	Value

Biotechnology (continued)
Magenta Therapeutics Inc.(a)(b)	15,459	$234,358
MannKind Corp.(a)(b)	74,291	95,835
Marker Therapeutics Inc.(a)(b)	80,758	232,583
Matinas BioPharma Holdings Inc.(a)(b)	185,921	422,041
Medicines Co. (The)(a)(b)	58,446	4,964,403
MediciNova Inc.(a)(b)	23,417	157,831
MEI Pharma Inc.(a)	20,876	51,772
Merrimack Pharmaceuticals Inc.	7,791	24,542
Mersana Therapeutics Inc.(a)(b)	83,137	476,375
Millendo Therapeutics Inc.(a)(b)	1,337	9,011
Minerva Neurosciences Inc.(a)	13,194	93,809
Miragen Therapeutics Inc.(a)(b)	119	57
Mirati Therapeutics Inc.(a)	26,607	3,428,578
Mirum Pharmaceuticals Inc.(a)	3,987	97,761
Moderna Inc.(a)(b)	160,951	3,148,202
Molecular Templates Inc.(a)	5,622	78,624
Moleculin Biotech Inc.(a)	32,741	29,961
Momenta Pharmaceuticals Inc.(a)	76,761	1,514,495
Morphic Holding Inc.(a)(b)	26,845	460,660
Mustang Bio Inc.(a)(b)	76,154	310,708
Myriad Genetics Inc.(a)	57,029	1,552,900
NanoViricides Inc.(a)(b)	1,651	4,144
NantKwest Inc.(a)(b)	21,387	81,057
Natera Inc.(a)	43,925	1,479,833
Navidea Biopharmaceuticals Inc.(a)	5,344	6,733
Neoleukin Therapeutics Inc.(a)	6,956	85,698
Neon Therapeutics Inc.(a)	12,266	14,474
NeuBase Therapeutics Inc.(a)	784	5,645
Neurocrine Biosciences Inc.(a)	71,426	7,677,581
NewLink Genetics Corp.(a)(b)	20,010	50,625
NextCure Inc.(a)	11,980	674,833
Novavax Inc.(a)(b)	14,530	57,829
Ocugen Inc.(a)(b)	112	58
Oncocyte Corp.(a)	693	1,559
OncoSec Medical Inc.(a)(b)	1,207	2,185
Oncternal Therapeutics Inc.(a)(c)	722	1,480
Oncternal Therapeutics Inc.(a)	722	2,852
OpGen Inc.(a)	1	1
OPKO Health Inc.(a)(b)	298,456	438,730
Oragenics Inc.(a)	854	447
Organogenesis Holdings Inc.(a)	46,957	225,863
Organovo Holdings Inc.(a)(b)	63,201	22,481
Orgenesis Inc.(a)	9,655	44,992
Ovid therapeutics Inc.(a)	22,190	92,089
Oyster Point Pharma Inc.(a)(b)	4,041	98,762
Palatin Technologies Inc.(a)(b)	105,405	82,448
PDL BioPharma Inc.(a)(b)	125,986	408,825
PDS Biotechnology Corp.(a)	277	734
Pfenex Inc.(a)	13,264	145,639
PhaseBio Pharmaceuticals Inc.(a)	35,853	219,062
Phio Pharmaceuticals Corp.(a)(b)	403	69
Pieris Pharmaceuticals Inc.(a)	84,316	305,224
Plus Therapeutics Inc.(a)	9	22
PolarityTE Inc.(a)(b)	15,787	41,046
Portola Pharmaceuticals Inc.(a)(b)	49,679	1,186,335
Precision BioSciences Inc.(a)	6,394	88,813
Prevail Therapeutics Inc.(a)	38,913	615,993
Principia Biopharma Inc.(a)	12,413	679,984
Progenics Pharmaceuticals Inc.(a)(b)	39,525	201,182
Protagonist Therapeutics Inc.(a)(b)	31,839	224,465

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Proteon Therapeutics Inc.(a)	6,328	$2,594
Proteostasis Therapeutics Inc.(a)(b)	6,105	13,919
Prothena Corp. PLC(a)(b)	34,035	538,774
PTC Therapeutics Inc.(a)(b)	39,750	1,909,192
Puma Biotechnology Inc.(a)	21,691	189,796
Ra Pharmaceuticals Inc.(a)	28,381	1,331,920
Radius Health Inc.(a)(b)	33,789	681,186
Rapt Therapeutics Inc.(a)(b)	2,338	64,552
Regeneron Pharmaceuticals Inc.(a)	63,125	23,702,175
REGENXBIO Inc.(a)	25,967	1,063,868
Regulus Therapeutics Inc.(a)(b)	1,182	1,052
Replimune Group Inc.(a)(b)	40,020	574,287
Retrophin Inc.(a)	25,139	356,974
Rexahn Pharmaceuticals Inc.(a)(b)	1,064	2,032
Rhythm Pharmaceuticals Inc.(a)(b)	16,232	372,687
Rigel Pharmaceuticals Inc.(a)	52,455	112,254
Rocket Pharmaceuticals Inc.(a)(b)	19,789	450,398
Rubius Therapeutics Inc.(a)(b)	7,785	73,958
Sage Therapeutics Inc.(a)(b)	39,541	2,854,465
Salarius Pharmaceuticals Inc.(a)(b)	802	3,032
Sangamo Therapeutics Inc.(a)(b)	83,061	695,221
Sarepta Therapeutics Inc.(a)(b)	53,968	6,964,031
Savara Inc.(a)(b)	873	3,911
Scholar Rock Holding Corp.(a)	25,737	339,214
Seattle Genetics Inc.(a)	88,502	10,112,239
Selecta Biosciences Inc.(a)(b)	208,820	496,992
SELLAS Life Sciences Group Inc.(a)	2	9
Seneca Biopharma Inc.(a)	97	96
Seres Therapeutics Inc.(a)(b)	33,788	116,569
Sesen Bio Inc.(a)	32,097	33,381
Soleno Therapeutics Inc.(a)	600	1,764
Solid Biosciences Inc.(a)(b)	13,477	59,973
Soligenix Inc.(a)(b)	12,514	18,145
Sorrento Therapeutics Inc.(a)(b)	55,630	188,029
Spectrum Pharmaceuticals Inc.(a)(b)	83,785	304,977
Spero Therapeutics Inc.(a)	35,173	338,188
Spring Bank Pharmaceuticals Inc.(a)(b)	42,062	66,458
SpringWorks Therapeutics Inc.(a)(b)	7,104	273,433
Stemline Therapeutics Inc.(a)	23,088	245,425
Stoke Therapeutics Inc.(a)(b)	19,480	551,674
Sunesis Pharmaceuticals Inc.(a)(b)	7,546	2,548
Sutro Biopharma Inc.(a)	43,290	476,190
Syndax Pharmaceuticals Inc.(a)(b)	6,551	57,518
Synlogic Inc.(a)(b)	458	1,182
Synthetic Biologics Inc.(a)	1,090	553
Synthorx Inc.(a)	6,615	462,322
Syros Pharmaceuticals Inc.(a)(b)	54,884	379,248
T2 Biosystems Inc.(a)(b)	13,201	15,445
TCR2 Therapeutics Inc.(a)	27,625	394,485
Tenax Therapeutics Inc.(a)	627	884
TG Therapeutics Inc.(a)	55,944	620,978
Tocagen Inc.(a)(b)	41,732	22,252
Tonix Pharmaceuticals Holding Corp.(a)	5	6
Tracon Pharmaceuticals Inc.(a)(b)	632	1,479
Translate Bio Inc.(a)(b)	56,097	456,630
Trevena Inc.(a)	21,579	18,146
Trovagene Inc.(a)	188	233
Turning Point Therapeutics Inc.(a)(b)	10,874	677,341
Twist Bioscience Corp.(a)(b)	20,998	440,958
Tyme Technologies Inc.(a)(b)	192,884	270,038

Security	Shares	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical Inc.(a)	41,085	$1,754,740
United Therapeutics Corp.(a)	34,086	3,002,295
UNITY Biotechnology Inc.(a)(b)	67,504	486,704
Vaccinex Inc.(a)	2,566	12,445
Vanda Pharmaceuticals Inc.(a)	49,505	812,377
Vaxart Inc.(a)(b)	1,830	641
VBI Vaccines Inc.(a)(b)	229,432	316,616
Veracyte Inc.(a)	24,665	688,647
Verastem Inc.(a)(b)	57,471	77,011
Vericel Corp.(a)	29,839	519,199
Vertex Pharmaceuticals Inc.(a)	202,204	44,272,566
Viela Bio Inc.(a)	6,416	174,194
Viking Therapeutics Inc.(a)(b)	62,616	502,180
VistaGen Therapeutics Inc.(a)	31,631	21,816
Voyager Therapeutics Inc.(a)	16,050	223,898
vTv Therapeutics Inc., Class A(a)(b)	6,669	11,337
X4 Pharmaceuticals Inc.(a)	1,202	12,861
XBiotech Inc.(a)(b)	9,908	184,933
Xencor Inc.(a)(b)	42,769	1,470,826
XOMA Corp.(a)	6,930	189,189
Yield10 Bioscience Inc.(a)	315	54
Y-mAbs Therapeutics Inc.(a)(b)	20,801	650,031
Zafgen Inc.(a)(b)	13,986	15,524
ZIOPHARM Oncology Inc.(a)(b)	101,480	478,986

		644,619,200

Building Products — 0.4%
AAON Inc.(b)	29,596	1,462,338
Advanced Drainage Systems Inc.	41,764	1,622,114
Allegion PLC	75,287	9,376,243
Alpha Pro Tech Ltd.(a)(b)	13,119	44,998
American Woodmark Corp.(a)(b)	13,418	1,402,315
AO Smith Corp.	111,266	5,300,712
Apogee Enterprises Inc.	20,956	681,070
Armstrong Flooring Inc.(a)(b)	20,001	85,404
Armstrong World Industries Inc.	40,835	3,837,265
Builders FirstSource Inc.(a)	92,239	2,343,793
Continental Building Products Inc.(a)	28,601	1,041,934
Continental Materials Corp.(a)	77	605
Cornerstone Building Brands Inc.(a)(b)	27,639	235,208
CSW Industrials Inc.	13,092	1,008,084
Fortune Brands Home & Security Inc.	109,990	7,186,747
Gibraltar Industries Inc.(a)	21,390	1,078,912
Griffon Corp.	27,847	566,130
Insteel Industries Inc.(b)	21,275	457,200
JELD-WEN Holding Inc.(a)(b)	56,612	1,325,287
Jewett-Cameron Trading Co. Ltd.(a)	566	4,364
Johnson Controls International PLC	622,773	25,353,089
Lennox International Inc.	28,114	6,858,973
Masco Corp.	226,712	10,879,909
Masonite International Corp.(a)	21,032	1,518,721
Owens Corning	82,796	5,391,676
Patrick Industries Inc.	19,575	1,026,317
PGT Innovations Inc.(a)	57,079	851,048
Quanex Building Products Corp.	27,031	461,689
Resideo Technologies Inc.(a)	94,979	1,133,099
Simpson Manufacturing Co. Inc.	29,469	2,364,298
Tecogen Inc.(a)(b)	6,912	14,653
Trex Co. Inc.(a)(b)	45,848	4,120,818

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Universal Forest Products Inc.	50,154	$2,392,346

		101,427,359

Capital Markets — 2.8%
Affiliated Managers Group Inc.	37,754	3,199,274
Ameriprise Financial Inc.	103,193	17,189,890
Apollo Global Management Inc.	157,499	7,514,277
Ares Management Corp., Class A	53,622	1,913,769
Artisan Partners Asset Management Inc., Class A	39,665	1,281,973
Ashford Inc.(a)(b)	329	7,764
Assetmark Financial Holdings Inc.(a)(b)	17,113	496,619
Associated Capital Group Inc., Class A	1,422	55,742
B. Riley Financial Inc.	2,604	65,569
Bank of New York Mellon Corp. (The)	668,773	33,659,345
BGC Partners Inc., Class A	212,048	1,259,565
BlackRock Inc.(e)	91,650	46,072,455
Blackstone Group Inc. (The), Class A	520,056	29,091,933
Blucora Inc.(a)(b)	40,639	1,062,303
BrightSphere Investment Group PLC(a)	54,970	561,793
Cboe Global Markets Inc.	88,569	10,628,280
Charles Schwab Corp. (The)	910,609	43,308,564
CME Group Inc.	280,633	56,328,656
Cohen & Co. Inc.	735	2,903
Cohen & Steers Inc.	21,605	1,355,930
Cowen Inc., Class A(a)(b)	20,218	318,434
Diamond Hill Investment Group Inc.	627	88,068
Donnelley Financial Solutions Inc.(a)(b)	20,470	214,321
E*TRADE Financial Corp.	176,210	7,994,648
Eaton Vance Corp., NVS	85,830	4,007,403
Evercore Inc., Class A	33,535	2,507,077
FactSet Research Systems Inc.	29,527	7,922,094
Federated Investors Inc., Class B	70,189	2,287,460
Focus Financial Partners Inc., Class A(a)(b)	18,105	533,554
Franklin Resources Inc.	215,125	5,588,948
GAIN Capital Holdings Inc.	20,131	79,517
GAMCO Investors Inc., Class A	5,927	115,517
Goldman Sachs Group Inc. (The)	252,387	58,031,343
Great Elm Capital Group Inc.(a)(b)	5,167	17,258
Greenhill & Co. Inc.	21,004	358,748
Hamilton Lane Inc., Class A	13,813	823,255
Hennessy Advisors Inc.	3,548	35,764
Houlihan Lokey Inc.	30,210	1,476,363
Interactive Brokers Group Inc., Class A(b)	61,465	2,865,498
Intercontinental Exchange Inc.	439,330	40,659,991
INTL. FCStone Inc.(a)	13,174	643,286
Invesco Ltd.	307,572	5,530,145
Janus Henderson Group PLC	119,124	2,912,582
KKR & Co. Inc., Class A, NVS	428,317	12,494,007
Ladenburg Thalmann Financial Services Inc.	82,493	287,076
Lazard Ltd., Class A	88,190	3,524,072
Legg Mason Inc.	63,330	2,274,180
LPL Financial Holdings Inc.	66,369	6,122,540
Manning & Napier Inc.	13,193	22,956
MarketAxess Holdings Inc.	29,419	11,153,037
Medley Management Inc., Class A(b)	4,829	14,294
Moelis & Co., Class A	46,505	1,484,440
Moody’s Corp.	127,240	30,208,048
Morgan Stanley	979,787	50,086,711
Morningstar Inc.	13,917	2,105,781
MSCI Inc.	66,842	17,257,268
Nasdaq Inc.	91,541	9,804,041

Security	Shares	Value

Capital Markets (continued)
National Holdings Corp.(a)	6,886	$17,559
Northern Trust Corp.	168,624	17,914,614
Oppenheimer Holdings Inc., Class A, NVS	7,060	194,009
Piper Jaffray Companies	13,139	1,050,332
PJT Partners Inc., Class A	13,599	613,723
Pzena Investment Management Inc., Class A	13,136	113,232
Raymond James Financial Inc.	96,653	8,646,577
S&P Global Inc.	192,537	52,572,228
Safeguard Scientifics Inc.	8,966	98,447
Sculptor Capital Management Inc.	20,051	443,127
SEI Investments Co.	96,661	6,329,362
Siebert Financial Corp.(a)(b)	34,511	298,520
Silvercrest Asset Management Group Inc., Class A	6,353	79,921
State Street Corp.	292,354	23,125,201
Stifel Financial Corp.	55,216	3,348,850
T Rowe Price Group Inc.	183,138	22,313,534
TD Ameritrade Holding Corp.	207,601	10,317,770
Tradeweb Markets Inc., Class A(b)	49,765	2,306,608
U.S. Global Investors Inc., Class A, NVS	14,173	20,409
Value Line Inc.	194	5,609
Victory Capital Holdings Inc., Class A(b)	33,899	710,862
Virtu Financial Inc., Class A	49,348	789,075
Virtus Investment Partners Inc.	6,254	761,237
Waddell & Reed Financial Inc., Class A	64,951	1,085,981
Westwood Holdings Group Inc.	6,698	198,395
WisdomTree Investments Inc.	64,869	313,966

		700,575,477

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	38,619	405,500
AdvanSix Inc.(a)	21,440	427,942
AgroFresh Solutions Inc.(a)	20,245	52,232
Air Products & Chemicals Inc.	172,567	40,551,519
Albemarle Corp.	83,517	6,100,082
American Vanguard Corp.(b)	20,216	393,606
Amyris Inc.(a)(b)	20,631	63,750
Ashland Global Holdings Inc.	44,445	3,401,376
Axalta Coating Systems Ltd.(a)	164,585	5,003,384
Balchem Corp.	27,252	2,769,621
Cabot Corp.	48,122	2,286,757
Celanese Corp.	98,271	12,099,126
CF Industries Holdings Inc.	172,566	8,238,301
Chase Corp.	6,639	786,589
Chemours Co. (The)	126,955	2,296,616
Core Molding Technologies Inc.(a)	6,644	21,593
Corteva Inc.(a)	587,473	17,365,702
Dow Inc.(a)	580,115	31,749,694
DuPont de Nemours Inc.	581,829	37,353,422
Eastman Chemical Co.	107,509	8,521,163
Ecolab Inc.	195,601	37,749,037
Element Solutions Inc.(a)(b)	160,309	1,872,409
Ferro Corp.(a)	62,817	931,576
Flotek Industries Inc.(a)(b)	41,020	82,040
FMC Corp.	103,486	10,329,973
FutureFuel Corp.	14,757	182,839
GCP Applied Technologies Inc.(a)(b)	45,824	1,040,663
Hawkins Inc.	6,975	319,525
HB Fuller Co.	35,477	1,829,549
Huntsman Corp.	163,901	3,959,848
Ikonics Corp.(a)(b)	237	1,273
Ingevity Corp.(a)	34,004	2,971,270

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Innophos Holdings Inc.	13,948	$446,057
Innospec Inc.	20,003	2,069,110
International Flavors & Fragrances Inc.	84,044	10,843,357
Intrepid Potash Inc.(a)(b)	82,893	224,640
Koppers Holdings Inc.(a)	14,125	539,857
Kraton Corp.(a)(b)	21,549	545,621
Kronos Worldwide Inc.	16,238	217,589
Linde PLC	423,250	90,109,925
Livent Corp.(a)(b)	99,298	848,998
Loop Industries Inc.(a)(b)	47,876	473,972
LSB Industries Inc.(a)(b)	14,002	58,808
LyondellBasell(c)	14,275	6,181
LyondellBasell Industries NV, Class A	199,978	18,893,921
Marrone Bio Innovations Inc.(a)(b)	14,553	14,699
Minerals Technologies Inc.	27,378	1,577,794
Mosaic Co. (The)	275,792	5,968,139
NewMarket Corp.	5,950	2,894,794
Northern Technologies International Corp.	1,582	22,243
Olin Corp.	124,724	2,151,489
OMNOVA Solutions Inc.(a)	34,627	350,079
PolyOne Corp.	62,732	2,307,910
PPG Industries Inc.	183,967	24,557,755
PQ Group Holdings Inc.(a)	28,546	490,420
Quaker Chemical Corp.	9,441	1,553,233
Rayonier Advanced Materials Inc.	33,893	130,149
RPM International Inc.	101,431	7,785,844
Scotts Miracle-Gro Co. (The)	29,336	3,114,896
Sensient Technologies Corp.	34,483	2,278,981
Sherwin-Williams Co. (The)	64,582	37,686,180
Stepan Co.	13,818	1,415,516
Taronis Technologiess Inc.(a)(b)	19,738	17,906
Trecora Resources(a)	13,992	100,043
Tredegar Corp.	20,150	450,353
Trinseo SA	34,371	1,278,945
Tronox Holdings PLC, Class A(a)	78,523	896,733
Valvoline Inc.	146,694	3,140,719
Venator Materials PLC(a)(b)	40,501	155,119
Westlake Chemical Corp.	28,330	1,987,349
WR Grace & Co.	45,205	3,157,569

		471,920,870

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	53,366	2,012,432
ACCO Brands Corp.	77,142	722,049
Acme United Corp.	740	17,605
ADT Inc.(b)	82,639	655,327
Advanced Disposal Services Inc.(a)(b)	61,274	2,014,076
AMREP Corp.(a)(b)	692	4,138
Aqua Metals Inc.(a)(b)	18,873	14,255
ARC Document Solutions Inc.(a)	28,072	39,020
Brady Corp., Class A, NVS	43,574	2,495,047
BrightView Holdings Inc.(a)(b)	16,363	276,044
Brink’s Co. (The)	41,358	3,750,343
Casella Waste Systems Inc., Class A(a)(b)	29,741	1,368,978
CECO Environmental Corp.(a)(b)	20,621	157,957
Charah Solutions Inc.(a)	6,526	15,923
Cimpress PLC(a)(b)	20,411	2,567,092
Cintas Corp.	65,026	17,497,196
Clean Harbors Inc.(a)	41,060	3,520,895
CompX International Inc.	257	3,750
Copart Inc.(a)(b)	157,350	14,309,409

Security	Shares	Value

Commercial Services & Supplies (continued)
Covanta Holding Corp.	97,439	$1,445,995
Deluxe Corp.	35,247	1,759,530
Document Security Systems Inc.(a)(b)	20,006	6,026
Ecology and Environment Inc., Class A	220	3,406
Ennis Inc.	20,239	438,174
Fuel Tech Inc.(a)	13,820	12,880
Harsco Corp.(a)	62,296	1,433,431
Healthcare Services Group Inc.	55,912	1,359,780
Heritage-Crystal Clean Inc.(a)(b)	13,225	414,868
Herman Miller Inc.	42,410	1,766,377
HNI Corp.	34,339	1,286,339
Hudson Technologies Inc.(a)(b)	20,972	20,500
IAA Inc.(a)(b)	103,677	4,879,040
Interface Inc.	41,379	686,478
JanOne Inc.(a)	173	512
KAR Auction Services Inc.	103,677	2,259,122
Kimball International Inc., Class B, NVS	6,930	143,243
Knoll Inc.	28,440	718,394
LSC Communications Inc.	20,470	4,217
Matthews International Corp., Class A	28,108	1,072,882
McGrath RentCorp	21,323	1,632,062
Mobile Mini Inc.	34,481	1,307,175
MSA Safety Inc.	26,848	3,392,513
NL Industries Inc.(a)(b)	7,021	27,452
Odyssey Marine Exploration Inc.(a)(b)	6,305	20,113
Performant Financial Corp.(a)(b)	27,933	28,492
Perma-Fix Environmental Services(a)(b)	7,672	69,815
PICO Holdings Inc.(a)	9,740	108,309
Pitney Bowes Inc.	107,353	432,633
Quad/Graphics Inc.	20,009	93,442
Quest Resource Holding Corp.(a)	7,147	15,580
Recycling Asset Holdings Inc., NVS	7,042	7,922
Republic Services Inc.	169,385	15,181,978
Rollins Inc.	116,006	3,846,759
RR Donnelley & Sons Co.	62,552	247,080
SP Plus Corp.(a)	13,793	585,237
Steelcase Inc., Class A	68,645	1,404,477
Stericycle Inc.(a)(b)	66,869	4,266,911
Team Inc.(a)	21,086	336,743
Tetra Tech Inc.	42,301	3,644,654
U.S. Ecology Inc.(b)	25,110	1,454,120
UniFirst Corp./MA	13,225	2,671,186
Viad Corp.	14,068	949,590
Virco Manufacturing Corp.	6,707	28,438
VSE Corp.	6,728	255,933
Waste Management Inc.	305,968	34,868,113
Wilhelmina International Inc.(a)(b)	303	1,254

		148,030,711

Communications Equipment — 0.9%
Acacia Communications Inc.(a)	30,452	2,064,950
ADTRAN Inc.	35,359	349,701
Applied Optoelectronics Inc.(a)(b)	13,163	156,376
Arista Networks Inc.(a)(b)	42,695	8,684,163
Aviat Networks Inc.(a)	6,301	88,529
BK Technologies Corp.(a)	12,441	38,567
CalAmp Corp.(a)	67,750	649,045
Calix Inc.(a)(b)	34,478	275,824
Cambium Networks Corp.(a)	3,233	28,256
Casa Systems Inc.(a)(b)	18,359	75,088
Ciena Corp.(a)	121,958	5,206,387

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Cisco Systems Inc.	3,323,419	$159,391,175
Clearfield Inc.(a)(b)	7,558	105,359
ClearOne Inc.(a)	8,515	14,135
CommScope Holding Co. Inc.(a)(b)	149,969	2,128,060
Communications Systems Inc.	6,322	39,007
Comtech Telecommunications Corp.	19,244	682,970
DASAN Zhone Solutions Inc.(a)(b)	5,790	51,299
Digi International Inc.(a)	20,225	358,387
EchoStar Corp., Class A(a)(b)	34,624	1,499,565
EMCORE Corp.(a)(b)	6,364	19,347
Extreme Networks Inc.(a)	73,932	544,879
F5 Networks Inc.(a)	47,096	6,576,956
Harmonic Inc.(a)(b)	63,299	493,732
Infinera Corp.(a)(b)	126,449	1,004,005
Inseego Corp.(a)(b)	29,935	219,424
InterDigital Inc.	27,251	1,484,907
Juniper Networks Inc.	267,395	6,585,939
KVH Industries Inc.(a)	13,122	146,048
Lantronix Inc.(a)	6,833	24,257
Lumentum Holdings Inc.(a)	60,174	4,771,798
Motorola Solutions Inc.	128,728	20,743,230
NETGEAR Inc.(a)(b)	26,896	659,221
NetScout Systems Inc.(a)(b)	53,600	1,290,152
Network-1 Technologies Inc.	7,792	16,987
Optical Cable Corp.(a)(b)	6,798	22,093
PC-Tel Inc.	10,804	91,510
Plantronics Inc.	26,970	737,360
Resonant Inc.(a)(b)	6,297	15,239
Ribbon Communications Inc.(a)	35,468	109,951
TESSCO Technologies Inc.	6,233	69,934
Ubiquiti Inc.	9,690	1,831,216
ViaSat Inc.(a)(b)	46,693	3,417,694
Viavi Solutions Inc.(a)	174,561	2,618,415
Vislink Technologies Inc.(a)	20	5
Westell Technologies Inc., Class A(a)	7,734	6,922

		235,388,064

Construction & Engineering — 0.2%
AECOM(a)	117,174	5,053,715
Aegion Corp.(a)(b)	27,606	617,546
Ameresco Inc., Class A(a)(b)	14,032	245,560
Arcosa Inc.	36,461	1,624,338
Argan Inc.	9,915	397,988
Comfort Systems USA Inc.	27,347	1,363,248
Concrete Pumping Holdings Inc.(a)(b)	9,481	51,861
Construction Partners Inc., Class A(a)(b)	35,744	603,001
Dycom Industries Inc.(a)(b)	22,567	1,064,034
EMCOR Group Inc.	43,589	3,761,731
Fluor Corp.	109,145	2,060,658
Goldfield Corp. (The)(a)(b)	20,956	74,394
Granite Construction Inc.	33,708	932,700
Great Lakes Dredge & Dock Corp.(a)	41,974	475,565
HC2 Holdings Inc.(a)(b)	20,686	44,889
IES Holdings Inc.(a)	6,845	175,643
Infrastructure and Energy Alternatives Inc.(a)(b)	8,050	25,921
Jacobs Engineering Group Inc.	106,633	9,578,842
Limbach Holdings Inc.(a)	4,664	17,630
MasTec Inc.(a)(b)	48,918	3,138,579
MYR Group Inc.(a)	14,167	461,702
Northwest Pipe Co.(a)	7,017	233,736
NV5 Global Inc.(a)(b)	6,723	339,175

Security	Shares	Value

Construction & Engineering (continued)
Orion Group Holdings Inc.(a)(b)	20,847	$108,196
Primoris Services Corp.	27,955	621,719
Quanta Services Inc.	111,808	4,551,704
Sterling Construction Co. Inc.(a)(b)	13,746	193,544
Tutor Perini Corp.(a)(b)	28,471	366,137
Valmont Industries Inc.	16,636	2,491,740
WillScot Corp.(a)(b)	28,593	528,685

		41,204,181

Construction Materials — 0.1%
Eagle Materials Inc.	35,119	3,183,888
Forterra Inc.(a)(b)	104,410	1,206,979
Martin Marietta Materials Inc.	48,356	13,522,272
Summit Materials Inc., Class A(a)	91,202	2,179,728
Tecnoglass Inc.	605	4,991
U.S. Concrete Inc.(a)(b)	13,042	543,330
U.S. Lime & Minerals Inc.	502	45,331
Vulcan Materials Co.	103,412	14,890,294

		35,576,813

Consumer Finance — 0.7%
Ally Financial Inc.	302,866	9,255,585
American Express Co.	532,002	66,228,929
Asta Funding Inc.(a)	6,869	70,957
Atlanticus Holdings Corp.(a)(b)	6,105	55,006
Capital One Financial Corp.	366,852	37,752,739
Consumer Portfolio Services Inc.(a)(b)	14,089	47,480
Credit Acceptance Corp.(a)(b)	10,295	4,553,787
Curo Group Holdings Corp.(a)	26,148	318,483
Discover Financial Services	250,558	21,252,330
Elevate Credit Inc.(a)	106,725	474,926
Encore Capital Group Inc.(a)	16,301	576,403
Enova International Inc.(a)	21,005	505,380
EZCORP Inc., Class A, NVS(a)	41,140	280,575
FirstCash Inc.	33,816	2,726,584
Green Dot Corp., Class A(a)	37,318	869,509
LendingClub Corp.(a)(b)	63,663	803,427
Medallion Financial Corp.(a)	73,407	533,669
Navient Corp.	171,154	2,341,387
Nelnet Inc., Class A	19,443	1,132,360
Nicholas Financial Inc.(a)(b)	7,548	62,196
OneMain Holdings Inc.	60,936	2,568,452
Oportun Financial Corp.(a)(b)	4,891	116,406
PRA Group Inc.(a)	34,891	1,266,543
Regional Management Corp.(a)	7,177	215,525
Santander Consumer USA Holdings Inc.	82,412	1,925,969
SLM Corp.	332,237	2,960,232
Synchrony Financial	480,608	17,306,694
World Acceptance Corp.(a)(b)	6,823	589,507

		176,791,040

Containers & Packaging — 0.4%
Amcor PLC(a)	1,272,973	13,799,027
AptarGroup Inc.	48,623	5,621,791
Avery Dennison Corp.	65,058	8,510,888
Ball Corp.	262,586	16,981,437
Berry Global Group Inc.(a)(b)	103,111	4,896,741
Crown Holdings Inc.(a)	103,952	7,540,678
Graphic Packaging Holding Co.	227,308	3,784,678
Greif Inc., Class A, NVS	20,547	908,177
Greif Inc., Class B	6,860	355,142
International Paper Co.	301,898	13,902,403

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Myers Industries Inc.	20,721	$345,626
O-I Glass Inc.	125,077	1,492,169
Packaging Corp. of America	72,421	8,110,428
Ranpak Holdings Corp.(a)(b)	6,491	52,902
Sealed Air Corp.	122,969	4,897,855
Silgan Holdings Inc.	56,874	1,767,644
Sonoco Products Co.	77,418	4,778,239
UFP Technologies Inc.(a)(b)	6,281	311,601
Westrock Co.	202,667	8,696,441

		106,753,867

Distributors — 0.1%
AMCON Distributing Co.	53	3,817
Core-Mark Holding Co. Inc.	34,608	940,992
Educational Development Corp.	1,390	8,590
Funko Inc., Class A(a)(b)	8,878	152,346
Genuine Parts Co.	112,822	11,985,081
Greenlane Holdings Inc., Class A(a)	4,960	16,145
LKQ Corp.(a)	236,862	8,455,973
Pool Corp.	30,137	6,400,496
Weyco Group Inc.	6,255	165,445

		28,128,885

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	41,770	1,460,697
American Public Education Inc.(a)	13,587	372,148
Aspen Group Inc./CO(a)(b)	88,138	705,104
Bright Horizons Family Solutions Inc.(a)(b)	46,424	6,977,063
Carriage Services Inc.	13,628	348,877
Chegg Inc.(a)(b)	91,953	3,485,938
Collectors Universe Inc.	6,700	154,435
Franchise Group Inc.(b)	6,151	142,703
frontdoor Inc.(a)(b)	66,768	3,166,139
Graham Holdings Co., Class B	3,232	2,065,216
Grand Canyon Education Inc.(a)(b)	39,129	3,748,167
H&R Block Inc.	160,336	3,764,689
Houghton Mifflin Harcourt Co.(a)(b)	76,974	481,087
HyreCar Inc.(a)	10,176	26,763
K12 Inc.(a)	34,934	710,907
Laureate Education Inc., Class A(a)	70,298	1,237,948
Lincoln Educational Services Corp.(a)(b)	20,568	55,534
OneSpaWorld Holdings Ltd.(a)(b)	18,001	303,137
Perdoceo Education Crop.(a)	48,900	899,271
Regis Corp.(a)(b)	27,878	498,180
Select Interior Concepts Inc., Class A(a)	35,046	315,063
Service Corp. International/U.S.	140,510	6,467,675
ServiceMaster Global Holdings Inc.(a)	104,087	4,024,003
Strategic Education Inc.	16,562	2,631,702
Universal Technical Institute Inc.(a)	14,185	109,366
WW International Inc.(a)	40,085	1,531,648
XpresSpa Group Inc.(a)	332	224
Zovio Inc.(a)(b)	13,735	28,294

		45,711,978

Diversified Financial Services — 1.5%
Alerus Financial Corp.	2,274	51,961
A-Mark Precious Metals Inc.(a)	684	5,657
AXA Equitable Holdings Inc.	347,544	8,612,140
Berkshire Hathaway Inc., Class B(a)	1,534,209	347,498,338
Cannae Holdings Inc.(a)	49,784	1,851,467
FGL Holdings	138,509	1,475,121
FlexShopper Inc.(a)	7,642	19,334

Security	Shares	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.	200,478	$4,284,215
LM Funding America Inc.(a)	426	330
Marlin Business Services Corp.	6,964	153,069
On Deck Capital Inc.(a)(b)	27,760	114,926
Voya Financial Inc.	109,018	6,647,918

		370,714,476

Diversified Telecommunication Services — 1.8%
Alaska Communications Systems Group Inc.(a)	41,504	73,462
Anterix Inc.(a)(b)	7,110	307,223
AT&T Inc.	5,720,465	223,555,772
ATN International Inc.	7,112	393,934
Bandwidth Inc., Class A(a)	12,662	811,001
CenturyLink Inc.	772,225	10,201,092
Cincinnati Bell Inc.(a)	26,821	280,816
Cogent Communications Holdings Inc.	32,162	2,116,581
Consolidated Communications Holdings Inc.	56,108	217,699
Frontier Communications Corp.(a)(b)	73,367	65,267
GCI Liberty Inc., Class A(a)	78,030	5,528,425
Globalstar Inc.(a)(b)	1,088,717	564,718
Glowpoint Inc.(a)	1,121	1,558
IDT Corp., Class B(a)	8,675	62,547
Iridium Communications Inc.(a)(b)	74,793	1,842,900
Ooma Inc.(a)	8,067	106,726
ORBCOMM Inc.(a)(b)	39,199	165,028
Otelco Inc., Class A(a)	811	8,118
Pareteum Corp.(a)	59,167	25,874
Verizon Communications Inc.	3,236,979	198,750,511
Vonage Holdings Corp.(a)(b)	164,465	1,218,686
Zayo Group Holdings Inc.(a)	178,903	6,198,989

		452,496,927

Electric Utilities — 1.8%
ALLETE Inc.	39,159	3,178,536
Alliant Energy Corp.	187,075	10,236,744
American Electric Power Co. Inc.	384,429	36,332,385
Avangrid Inc.	44,652	2,284,396
Duke Energy Corp.	568,019	51,809,013
Edison International	282,149	21,276,856
El Paso Electric Co.	32,897	2,233,377
Entergy Corp.	154,018	18,451,356
Evergy Inc.	185,528	12,076,018
Eversource Energy	253,444	21,560,481
Exelon Corp.	761,288	34,707,120
FirstEnergy Corp.	425,294	20,669,288
Genie Energy Ltd., Class B	13,730	106,133
Hawaiian Electric Industries Inc.	82,638	3,872,417
IDACORP Inc.	39,869	4,258,009
MGE Energy Inc.	28,306	2,231,079
NextEra Energy Inc.	383,542	92,878,531
OGE Energy Corp.	155,254	6,904,145
Otter Tail Corp.	35,559	1,823,821
Pinnacle West Capital Corp.	88,935	7,997,925
PNM Resources Inc.	61,842	3,136,008
Portland General Electric Co.	68,705	3,833,052
PPL Corp.	567,094	20,347,333
Southern Co. (The)	817,451	52,071,629
Spark Energy Inc., Class A	12,844	118,550
Xcel Energy Inc.	410,088	26,036,487

		460,430,689

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.6%
Acuity Brands Inc.	30,560	$4,217,280
Allied Motion Technologies Inc.(b)	6,272	304,192
American Superconductor Corp.(a)(b)	7,629	59,888
AMETEK Inc.	180,863	18,039,275
Atkore International Group Inc.(a)	41,632	1,684,431
AZZ Inc.	20,467	940,459
Babcock & Wilcox Enterprises Inc.(a)(b)	15,082	54,898
Bloom Energy Corp., Class A(a)	15,453	115,434
Broadwind Energy Inc.(a)(b)	13,748	22,822
Capstone Turbine Corp.(a)(b)	1,371	4,195
Eaton Corp. PLC	328,872	31,150,756
Emerson Electric Co.	479,492	36,566,060
Encore Wire Corp.	14,454	829,659
Energous Corp.(a)(b)	19,035	33,692
Energy Focus Inc.(a)(b)	6,848	3,240
EnerSys(b)	34,097	2,551,478
Espey Manufacturing & Electronics Corp.	612	13,219
FuelCell Energy Inc.(a)(b)	1,562	3,921
Generac Holdings Inc.(a)	48,798	4,908,591
GrafTech International Ltd.	36,640	425,757
Hubbell Inc.	40,968	6,055,890
Ideal Power Inc.(a)(b)	636	1,463
LSI Industries Inc.	20,142	121,859
nVent Electric PLC	132,828	3,397,740
Ocean Power Technologies Inc.(a)	15	13
Orion Energy Systems Inc.(a)(b)	21,075	70,601
Pioneer Power Solutions Inc.(a)	6,148	13,956
Plug Power Inc.(a)(b)	162,411	513,219
Powell Industries Inc.	6,865	336,316
Preformed Line Products Co.	650	39,227
Regal Beloit Corp.	34,511	2,954,487
Rockwell Automation Inc.	91,198	18,483,099
Sensata Technologies Holding PLC(a)(b)	125,964	6,785,681
Servotronics Inc.	113	1,137
Sunrun Inc.(a)	59,515	821,902
Sunworks Inc.(a)	1,820	2,275
Thermon Group Holdings Inc.(a)	21,699	581,533
TPI Composites Inc.(a)(b)	14,249	263,749
Ultralife Corp.(a)(b)	7,146	52,809
Vicor Corp.(a)(b)	13,297	621,236
Vivint Solar Inc.(a)(b)	23,127	167,902

		143,215,341

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	6,127	15,072
Airgain Inc.(a)(b)	33,499	358,104
Akoustis Technologies Inc.(a)(b)	39,865	318,920
Amphenol Corp., Class A	233,195	25,238,695
Anixter International Inc.(a)(b)	21,041	1,937,876
Applied DNA Sciences Inc.(a)(b)	365	1,529
Arlo Technologies Inc.(a)(b)	42,361	178,340
Arrow Electronics Inc.(a)	64,977	5,506,151
Avnet Inc.	81,893	3,475,539
AVX Corp.	34,779	711,926
Badger Meter Inc.	21,011	1,364,244
Bel Fuse Inc., Class A	246	3,936
Bel Fuse Inc., Class B, NVS	6,925	141,963
Belden Inc.	33,928	1,866,040
Benchmark Electronics Inc.	35,487	1,219,333
CDW Corp./DE	113,696	16,240,337
Cemtrex Inc.(a)	788	1,024

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ClearSign Combustion Corp.(a)(b)	2,687	$2,049
Coda Octopus Group Inc.(a)(b)	34,139	285,743
Cognex Corp.	133,242	7,466,882
Coherent Inc.(a)(b)	19,912	3,312,361
Corning Inc.	616,513	17,946,693
CPS Technologies Corp.(a)(b)	6,725	6,792
CTS Corp.	21,712	651,577
CUI Global Inc.(a)(b)	14,215	15,637
Daktronics Inc.	27,998	170,508
Data I/O Corp.(a)	6,641	27,826
Digital Ally Inc.(a)(b)	889	907
Dolby Laboratories Inc., Class A	50,042	3,442,890
Electro-Sensors Inc.(a)(b)	222	806
ePlus Inc.(a)	13,994	1,179,554
Fabrinet(a)(b)	27,788	1,801,774
FARO Technologies Inc.(a)	13,726	691,104
Fitbit Inc., Class A(a)(b)	165,076	1,084,549
FLIR Systems Inc.	103,892	5,409,656
Frequency Electronics Inc.(a)(b)	6,641	67,805
Genasys Inc.(a)(b)	21,714	71,005
Identiv Inc.(a)(b)	7,800	43,992
IEC Electronics Corp.(a)(b)	7,148	64,975
II-VI Inc.(a)(b)	69,169	2,328,920
Image Sensing Systems Inc.(a)(b)	6,272	28,099
Insight Enterprises Inc.(a)(b)	27,727	1,948,931
Intellicheck Inc.(a)(b)	6,793	50,880
IPG Photonics Corp.(a)(b)	27,869	4,038,776
Iteris Inc.(a)	20,612	102,854
Itron Inc.(a)	25,012	2,099,757
Jabil Inc.	111,195	4,595,689
KEMET Corp.	37,542	1,015,511
Key Tronic Corp.(a)(b)	7,082	38,526
Keysight Technologies Inc.(a)	148,039	15,193,243
Kimball Electronics Inc.(a)	14,586	255,984
Knowles Corp.(a)	63,307	1,338,943
LGL Group Inc. (The)(a)	449	6,735
LightPath Technologies Inc., Class A(a)(b)	7,750	5,619
Littelfuse Inc.	19,157	3,664,734
Luna Innovations Inc.(a)(b)	27,153	197,945
Methode Electronics Inc.	27,902	1,097,944
MicroVision Inc.(a)(b)	35,450	25,524
MTS Systems Corp.	13,604	653,400
Napco Security Technologies Inc.(a)(b)	7,773	228,448
National Instruments Corp.	90,598	3,835,919
Neonode Inc.(a)(b)	2,003	3,886
nLight Inc.(a)(b)	29,951	607,406
Novanta Inc.(a)(b)	27,110	2,397,608
OSI Systems Inc.(a)	13,824	1,392,630
PAR Technology Corp.(a)(b)	7,216	221,820
PC Connection Inc.	15,409	765,211
Perceptron Inc.(a)(b)	6,996	38,478
Plexus Corp.(a)(b)	26,941	2,072,841
Powerfleet Inc.(a)(b)	7,657	49,847
Research Frontiers Inc.(a)(b)	14,011	42,173
RF Industries Ltd.	6,648	44,941
Richardson Electronics Ltd.	7,619	42,895
Rogers Corp.(a)(b)	14,007	1,747,093
Sanmina Corp.(a)	62,433	2,137,706
ScanSource Inc.(a)	20,656	763,239
Schmitt Industries Inc.(a)	498	1,922

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SigmaTron International Inc.(a)	6,112	$24,631
Superconductor Technologies Inc.(a)	30	6
SYNNEX Corp.	32,165	4,142,852
Taitron Components Inc., Class A	800	2,272
TE Connectivity Ltd.	262,924	25,198,636
Tech Data Corp.(a)	27,692	3,976,571
Trimble Inc.(a)(b)	193,419	8,063,638
TTM Technologies Inc.(a)	75,338	1,133,837
Universal Security Instruments Inc.(a)	622	386
Vishay Intertechnology Inc.	98,019	2,086,825
Vishay Precision Group Inc.(a)(b)	7,690	261,460
Wayside Technology Group Inc.	830	13,446
Wireless Telecom Group Inc.(a)(b)	13,673	19,552
Wrap Technologies Inc.(a)(b)	62,051	396,506
Zebra Technologies Corp., Class A(a)	42,704	10,908,310

		213,635,119

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	62,166	2,099,967
Archrock Inc.	104,118	1,045,345
Aspen Aerogels Inc.(a)(b)	13,620	105,691
Baker Hughes Co.	508,258	13,026,653
Cactus Inc., Class A	34,751	1,192,654
Core Laboratories NV	34,430	1,296,978
Covia Holdings Corp.(a)	81,123	165,491
Dawson Geophysical Co.(a)(b)	36,113	86,671
Diamond Offshore Drilling Inc.(a)(b)	61,635	443,156
DMC Global Inc.	11,614	521,933
Dril-Quip Inc.(a)(b)	26,117	1,225,148
ENGlobal Corp.(a)(b)	13,216	12,952
Enservco Corp.(a)(b)	20,222	3,765
Era Group Inc.(a)	13,954	141,912
Exterran Corp.(a)	40,128	314,202
Forum Energy Technologies Inc.(a)	88,675	148,974
Frank’s International NV(a)(b)	56,723	293,258
FTS International Inc.(a)(b)	22,038	22,920
Geospace Technologies Corp.(a)(b)	13,047	218,798
Gulf Island Fabrication Inc.(a)	7,834	39,718
Halliburton Co.	676,392	16,551,312
Helix Energy Solutions Group Inc.(a)	105,601	1,016,938
Helmerich & Payne Inc.	83,044	3,772,689
Hi-Crush Inc.(a)	214,333	189,170
Independence Contract Drilling Inc.(a)(b)	20,436	20,371
ION Geophysical Corp.(a)	6,907	59,953
KLX Energy Services Holdings Inc.(a)	15,657	100,831
Liberty Oilfield Services Inc., Class A	29,788	331,243
Mammoth Energy Services Inc.	20,801	45,762
Matrix Service Co.(a)	20,646	472,380
McDermott International Inc.(a)(b)	139,995	94,721
Mitcham Industries Inc.(a)	7,603	21,821
Nabors Industries Ltd.	226,626	652,683
National Oilwell Varco Inc.(b)	296,520	7,427,826
Natural Gas Services Group Inc.(a)	17	208
NCS Multistage Holdings Inc.(a)	83,792	175,963
Newpark Resources Inc.(a)(b)	68,640	430,373
NexTier Oilfield Solutions Inc.(a)	127,473	854,069
Nine Energy Service Inc.(a)(b)	12,602	98,548
Noble Corp. PLC(a)(b)	194,321	237,072
Oceaneering International Inc.(a)(b)	83,429	1,243,926
Oil States International Inc.(a)	53,462	871,965
Parker Drilling Co.(a)	1,889	42,502

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	168,438	$1,768,599
Profire Energy Inc.(a)(b)	21,497	31,171
ProPetro Holding Corp.(a)(b)	63,970	719,662
Quintana Energy Services Inc.(a)	5,793	16,278
Ranger Energy Services Inc.(a)	3,598	23,171
RigNet Inc.(a)(b)	7,708	50,873
RPC Inc.	37,465	196,317
Schlumberger Ltd.	1,087,453	43,715,611
SEACOR Holdings Inc.(a)(b)	14,467	624,251
SEACOR Marine Holdings Inc.(a)(b)	35,134	484,498
Select Energy Services Inc., Class A(a)	42,356	393,064
Smart Sand Inc.(a)(b)	108,078	272,357
Solaris Oilfield Infrastructure Inc., Class A	27,442	384,188
Superior Drilling Products Inc.(a)(b)	6,789	5,567
Synthesis Energy Systems Inc.(a)	796	4,537
TechnipFMC PLC	326,628	7,002,904
TETRA Technologies Inc.(a)	69,057	135,352
Tidewater Inc.(a)(b)	24,917	480,400
Transocean Ltd.(a)(b)	454,260	3,125,309
U.S. Silica Holdings Inc.	49,494	304,388
U.S. Well Services Inc.(a)	49,294	93,166
Valaris PLC(a)(b)	152,933	1,003,240

		117,953,415

Entertainment — 1.7%
Activision Blizzard Inc.	604,534	35,921,410
AMC Entertainment Holdings Inc., Class A(b)	44,263	320,464
Ballantyne Strong Inc.(a)(b)	7,741	25,081
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	24,064
Cinedigm Corp., Class A(a)(b)	7,050	4,935
Cinemark Holdings Inc.	82,887	2,805,725
Electronic Arts Inc.(a)	230,617	24,793,634
Gaia Inc.(a)(b)	13,756	109,911
Global Eagle Entertainment Inc.(a)(b)	34,752	17,376
Glu Mobile Inc.(a)	89,418	540,979
Liberty Media Corp.-Liberty Braves, Class A(a)	15,359	455,394
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	27,181	802,927
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	13,057	571,636
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	171,135	7,866,220
Lions Gate Entertainment Corp., Class A(a)	44,403	473,336
Lions Gate Entertainment Corp., Class B, NVS(a)	83,582	829,969
Live Nation Entertainment Inc.(a)	110,632	7,906,869
LiveXLive Media Inc.(a)(b)	72,076	111,357
Madison Square Garden Co. (The), Class A(a)(b)	13,472	3,963,328
Marcus Corp. (The)	13,920	442,238
Netflix Inc.(a)	342,882	110,946,329
NTN Buzztime Inc.(a)	331	728
Reading International Inc., Class A, NVS(a)(b)	13,596	152,139
Roku Inc.(a)(b)	71,578	9,584,294
Sciplay Corp.(a)(b)	12,645	155,407
Take-Two Interactive Software Inc.(a)	88,500	10,835,055
Walt Disney Co. (The)	1,410,523	204,003,942
World Wrestling Entertainment Inc., Class A	35,575	2,307,750
Zynga Inc., Class A(a)	723,356	4,426,939

		430,399,436

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	63,934	1,657,809

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
ACRE Realty Investors Inc.(a)(c)	2,715	$2,253
Agree Realty Corp.	36,577	2,566,608
Alexander & Baldwin Inc.	48,448	1,015,470
Alexander’s Inc.	1,605	530,212
Alexandria Real Estate Equities Inc.	88,929	14,369,148
American Assets Trust Inc.	32,718	1,501,756
American Campus Communities Inc.	104,659	4,922,113
American Finance Trust Inc.	83,492	1,107,104
American Homes 4 Rent, Class A	194,504	5,097,950
American Tower Corp.	346,911	79,727,086
Americold Realty Trust(b)	146,227	5,126,719
Apartment Investment & Management Co., Class A	117,484	6,068,049
Apple Hospitality REIT Inc.	182,418	2,964,293
Armada Hoffler Properties Inc.	27,099	497,267
Ashford Hospitality Trust Inc.	61,299	171,024
AvalonBay Communities Inc.	109,754	23,015,414
Bluerock Residential Growth REIT Inc.	13,871	167,146
Boston Properties Inc.	113,142	15,597,756
Braemar Hotels & Resorts Inc.	15,537	138,745
Brandywine Realty Trust	131,857	2,076,748
Brixmor Property Group Inc.	230,823	4,988,085
BRT Apartments Corp.	6,879	116,737
Camden Property Trust	76,281	8,093,414
CareTrust REIT Inc.	73,395	1,514,139
CatchMark Timber Trust Inc., Class A	27,974	320,862
CBL & Associates Properties Inc.	75,544	79,321
Cedar Realty Trust Inc.	47,391	139,803
Chatham Lodging Trust	20,936	383,966
CIM Commercial Trust Corp.	1,414	20,503
City Office REIT Inc.	48,923	661,439
Clipper Realty Inc.	33,499	355,089
Colony Capital Inc.	381,146	1,810,444
Columbia Property Trust Inc.	96,449	2,016,749
Community Healthcare Trust Inc.	15,406	660,301
Condor Hospitality Trust Inc.	4,225	46,644
CoreCivic Inc.	103,642	1,801,298
CorEnergy Infrastructure Trust Inc.	7,558	337,918
CorePoint Lodging Inc.	32,608	348,253
CoreSite Realty Corp.	27,393	3,071,303
Corporate Office Properties Trust	83,141	2,442,683
Cousins Properties Inc.	112,980	4,654,776
Crown Castle International Corp.	327,393	46,538,915
CubeSmart	146,483	4,611,285
CyrusOne Inc.	88,293	5,777,011
DiamondRock Hospitality Co.	171,157	1,896,420
Digital Realty Trust Inc.	163,355	19,560,128
Diversified Healthcare Trust	186,434	1,573,503
Douglas Emmett Inc.	129,415	5,681,319
Duke Realty Corp.	286,766	9,942,177
Easterly Government Properties Inc.	72,889	1,729,656
EastGroup Properties Inc.	28,193	3,740,365
Empire State Realty Trust Inc., Class A	90,374	1,261,621
EPR Properties	62,577	4,420,439
Equinix Inc.	66,509	38,821,303
Equity Commonwealth	104,680	3,436,644
Equity LifeStyle Properties Inc.	141,928	9,990,312
Equity Residential	276,100	22,342,012
Essential Properties Realty Trust Inc.	53,194	1,319,743
Essex Property Trust Inc.	52,764	15,874,577
Extra Space Storage Inc.	99,484	10,507,500

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Farmland Partners Inc.(b)	13,635	$92,445
Federal Realty Investment Trust	54,423	7,005,873
First Industrial Realty Trust Inc.	100,967	4,191,140
Four Corners Property Trust Inc.	48,053	1,354,614
Franklin Street Properties Corp.	69,656	596,255
Front Yard Residential Corp.	41,555	512,789
Gaming and Leisure Properties Inc.	160,097	6,892,176
GEO Group Inc. (The)	103,588	1,720,597
Getty Realty Corp.	20,577	676,366
Gladstone Commercial Corp.	14,593	319,003
Gladstone Land Corp.	6,692	86,795
Global Medical REIT Inc.	41,248	545,711
Global Net Lease Inc.	62,435	1,266,182
Global Self Storage Inc.	6,610	28,423
Hannon Armstrong Sustainable Infrastructure Capital Inc.	50,381	1,621,261
Healthcare Realty Trust Inc.	94,663	3,158,904
Healthcare Trust of America Inc., Class A	158,642	4,803,680
Healthpeak Properties Inc.	390,978	13,477,012
Hersha Hospitality Trust	33,282	484,253
Highwoods Properties Inc.	82,928	4,056,009
Host Hotels & Resorts Inc.	569,382	10,562,036
Hudson Pacific Properties Inc.	116,894	4,401,059
Independence Realty Trust Inc.	81,900	1,153,152
Industrial Logistics Properties Trust	62,743	1,406,698
Innovative Industrial Properties Inc.(b)	9,328	707,715
Investors Real Estate Trust	14,518	1,052,555
Invitation Homes Inc.	426,392	12,778,968
Iron Mountain Inc.	226,579	7,221,073
iStar Inc.	50,685	735,439
JBG SMITH Properties	90,824	3,622,969
Jernigan Capital Inc.	28,609	547,576
Kilroy Realty Corp.	73,783	6,190,394
Kimco Realty Corp.	320,925	6,646,357
Kite Realty Group Trust	76,116	1,486,545
Lamar Advertising Co., Class A	68,641	6,126,896
Lexington Realty Trust	203,336	2,159,428
Liberty Property Trust	124,974	7,504,689
Life Storage Inc.	35,843	3,881,080
LTC Properties Inc.	28,252	1,264,842
Macerich Co. (The)	80,555	2,168,541
Mack-Cali Realty Corp.	69,372	1,604,574
Medical Properties Trust Inc.	390,363	8,240,563
Mid-America Apartment Communities Inc.	89,848	11,847,357
Monmouth Real Estate Investment Corp.	56,616	819,800
National Health Investors Inc.	33,982	2,768,853
National Retail Properties Inc.	135,750	7,278,915
National Storage Affiliates Trust	40,428	1,359,189
New Senior Investment Group Inc.	47,389	362,526
NexPoint Residential Trust Inc.	14,524	653,580
Office Properties Income Trust	32,377	1,040,597
Omega Healthcare Investors Inc.	165,667	7,015,997
One Liberty Properties Inc.	13,011	353,769
Outfront Media Inc.	107,855	2,892,671
Paramount Group Inc.	146,508	2,039,391
Park Hotels & Resorts Inc.	186,137	4,815,364
Pebblebrook Hotel Trust	102,286	2,742,288
Pennsylvania REIT(b)	56,658	301,987
Physicians Realty Trust	147,011	2,784,388
Piedmont Office Realty Trust Inc., Class A	110,847	2,465,237

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Plymouth Industrial REIT Inc.	28,198	$518,561
Postal Realty Trust Inc., Class A(b)	3,544	60,071
PotlatchDeltic Corp.	49,448	2,139,615
Power REIT(a)	239	2,151
Preferred Apartment Communities Inc., Class A	42,256	562,850
Prologis Inc.	495,933	44,207,468
PS Business Parks Inc.	16,403	2,704,363
Public Storage	117,895	25,106,919
QTS Realty Trust Inc., Class A	41,605	2,257,903
Rayonier Inc.	105,299	3,449,595
Realty Income Corp.	251,335	18,505,796
Regency Centers Corp.	130,323	8,222,078
Retail Opportunity Investments Corp.	94,136	1,662,442
Retail Properties of America Inc., Class A	179,731	2,408,395
Retail Value Inc.	14,479	532,827
Rexford Industrial Realty Inc.	88,393	4,036,908
RLJ Lodging Trust	131,461	2,329,489
RPT Realty	44,722	672,619
Ryman Hospitality Properties Inc.	41,144	3,565,539
Sabra Health Care REIT Inc.	151,672	3,236,681
Safehold Inc.	9,766	393,570
Saul Centers Inc.	7,584	400,284
SBA Communications Corp.	88,401	21,303,757
Seritage Growth Properties, Class A	19,877	796,670
Service Properties Trust	125,276	3,047,965
Simon Property Group Inc.	241,364	35,953,581
SITE Centers Corp.	110,454	1,548,565
SL Green Realty Corp.	64,845	5,957,959
Sotherly Hotels Inc.	7,629	51,725
Spirit Realty Capital Inc.	71,940	3,538,009
STAG Industrial Inc.	97,964	3,092,724
STORE Capital Corp.	167,097	6,222,692
Summit Hotel Properties Inc.	77,928	961,632
Sun Communities Inc.	71,349	10,709,485
Sunstone Hotel Investors Inc.	165,829	2,308,340
Tanger Factory Outlet Centers Inc.(b)	73,076	1,076,409
Taubman Centers Inc.	49,988	1,554,127
Terreno Realty Corp.	52,777	2,857,347
UDR Inc.	237,147	11,074,765
UMH Properties Inc.	23,398	368,051
Uniti Group Inc.	146,325	1,201,328
Universal Health Realty Income Trust	7,989	937,589
Urban Edge Properties	88,112	1,689,988
Urstadt Biddle Properties Inc., Class A	10,923	271,327
Ventas Inc.	294,927	17,029,085
VEREIT Inc.	805,067	7,438,819
VICI Properties Inc.	367,424	9,387,683
Vornado Realty Trust	124,756	8,296,274
Washington Prime Group Inc.	185,416	674,914
Washington REIT	56,157	1,638,661
Weingarten Realty Investors	105,638	3,300,131
Welltower Inc.	317,948	26,001,787
Weyerhaeuser Co.	580,775	17,539,405
Wheeler Real Estate Investment Trust Inc.(a)(b)	736	1,207
Whitestone REIT	20,444	278,447
WP Carey Inc.	136,799	10,949,392
Xenia Hotels & Resorts Inc.	82,978	1,793,155

		954,932,992

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	20,554	519,605

Security	Shares	Value

Food & Staples Retailing (continued)
BJ’s Wholesale Club Holdings Inc.(a)(b)	86,010	$1,955,867
Casey’s General Stores Inc.(b)	29,698	4,721,685
Chefs’ Warehouse Inc. (The)(a)(b)	13,921	530,529
Costco Wholesale Corp.	344,580	101,278,954
Grocery Outlet Holding Corp.(a)(b)	23,077	748,849
HF Foods Group Inc.(a)	25,849	504,055
Ingles Markets Inc., Class A	15,021	713,648
Kroger Co. (The)	622,807	18,055,175
Natural Grocers by Vitamin Cottage Inc.(b)	28,731	283,575
Performance Food Group Co.(a)	85,337	4,393,149
PriceSmart Inc.	14,869	1,055,996
Rite Aid Corp.(a)(b)	36,514	564,872
SpartanNash Co.	39,846	567,407
Sprouts Farmers Market Inc.(a)	91,384	1,768,280
Sysco Corp.	404,511	34,601,871
U.S. Foods Holding Corp.(a)	167,422	7,013,308
United Natural Foods Inc.(a)(b)	33,029	289,334
Village Super Market Inc., Class A	6,352	147,366
Walmart Inc.	1,114,385	132,433,513
Walgreens Boots Alliance Inc.	593,705	35,004,847
Weis Markets Inc.	12,599	510,134

		347,662,019

Food Products — 1.1%
Alico Inc.	649	23,254
Arcadia Biosciences Inc.(a)	219	1,200
Archer-Daniels-Midland Co.	438,357	20,317,847
B&G Foods Inc.(b)	47,503	851,729
Beyond Meat Inc.(a)(b)	7,851	593,536
Bridgford Foods Corp.(a)	641	15,890
Bunge Ltd.	111,572	6,420,969
Calavo Growers Inc.	10,756	974,386
Cal-Maine Foods Inc.(b)	26,853	1,147,966
Campbell Soup Co.	132,815	6,563,717
Coffee Holding Co. Inc.(a)	6,729	30,953
Conagra Brands Inc.	379,847	13,005,961
Darling Ingredients Inc.(a)(b)	124,865	3,506,209
Farmer Bros. Co.(a)	13	196
Flowers Foods Inc.	138,724	3,015,860
Fresh Del Monte Produce Inc.(b)	24,876	870,162
Freshpet Inc.(a)(b)	24,735	1,461,591
General Mills Inc.	476,272	25,509,128
Hain Celestial Group Inc. (The)(a)(b)	69,559	1,805,404
Hershey Co. (The)	116,560	17,131,989
Hormel Foods Corp.	220,597	9,951,131
Hostess Brands Inc.(a)	75,850	1,102,859
Ingredion Inc.	49,873	4,635,695
J&J Snack Foods Corp.	12,487	2,300,979
JM Smucker Co. (The)	89,398	9,309,014
John B Sanfilippo & Son Inc.	6,352	579,810
Kellogg Co.	193,850	13,406,666
Kraft Heinz Co. (The)	489,737	15,735,250
Lamb Weston Holdings Inc.	113,319	9,748,834
Lancaster Colony Corp.	16,188	2,591,699
Landec Corp.(a)(b)	20,701	234,128
Lifeway Foods Inc.(a)(b)	6,139	12,217
Limoneira Co.	7,607	146,283
McCormick & Co. Inc./MD, NVS	95,970	16,288,988
Mondelez International Inc., Class A	1,128,344	62,149,187
Pilgrim’s Pride Corp.(a)	46,050	1,506,526
Post Holdings Inc.(a)	53,222	5,806,520

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
RiceBran Technologies(a)(b)	6,814	$10,017
Rocky Mountain Chocolate Factory Inc.	6,099	56,294
S&W Seed Co.(a)(b)	7,856	16,498
Sanderson Farms Inc.	14,516	2,558,009
Seaboard Corp.	183	777,851
Seneca Foods Corp., Class A(a)(b)	6,232	254,203
Seneca Foods Corp., Class B(a)(b)	117	4,797
Simply Good Foods Co. (The)(a)(b)	65,360	1,865,374
Tootsie Roll Industries Inc.	19,590	668,803
TreeHouse Foods Inc.(a)	41,783	2,026,475
Tyson Foods Inc., Class A	230,375	20,973,340

		287,965,394

Gas Utilities — 0.2%
Atmos Energy Corp.	94,792	10,603,433
Chesapeake Utilities Corp.	13,294	1,273,964
National Fuel Gas Co.	68,588	3,192,086
New Jersey Resources Corp.	70,003	3,120,034
Northwest Natural Holding Co.	25,131	1,852,909
ONE Gas Inc.	40,981	3,834,592
RGC Resources Inc.	1,246	35,611
South Jersey Industries Inc.	68,535	2,260,284
Southwest Gas Holdings Inc.	42,654	3,240,424
Spire Inc.	39,879	3,322,319
UGI Corp.	164,089	7,410,259

		40,145,915

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,387,198	120,492,018
ABIOMED Inc.(a)	35,289	6,019,950
Accuray Inc.(a)(b)	61,689	173,963
Aethlon Medical Inc.(a)	415	400
Akers Biosciences Inc.(a)	3	10
Align Technology Inc.(a)	56,858	15,865,656
Alphatec Holdings Inc.(a)(b)	6,152	43,648
AngioDynamics Inc.(a)	20,662	330,799
Antares Pharma Inc.(a)	110,561	519,637
Apollo Endosurgery Inc.(a)(b)	72	205
Apyx Medical Corp.(a)(b)	20,623	174,471
Atossa Genetics Inc.(a)	54	85
AtriCure Inc.(a)(b)	22,454	729,980
Atrion Corp.	1,031	774,796
Avanos Medical Inc.(a)	38,308	1,290,980
Avinger Inc.(a)(b)	8	9
Axogen Inc.(a)(b)	33,524	599,744
Axonics Modulation Technologies Inc.(a)(b)	9,465	262,275
Baxter International Inc.	401,514	33,574,601
Becton Dickinson and Co.	211,760	57,592,367
Beyond Air Inc.(a)	8,032	42,007
Biolase Inc.(a)(b)	6,726	3,717
BioLife Solutions Inc.(a)(b)	7,021	113,600
Biomerica Inc.(a)	5,873	17,443
BioSig Technologies Inc.(a)(b)	70,439	416,999
Boston Scientific Corp.(a)	1,092,777	49,415,376
Cantel Medical Corp.	27,528	1,951,735
Cardiovascular Systems Inc.(a)(b)	23,925	1,162,516
Cerus Corp.(a)(b)	81,015	341,883
Chembio Diagnostics Inc.(a)(b)	6,828	31,136
Conformis Inc.(a)(b)	43,506	65,259
CONMED Corp.	20,481	2,290,390
Cooper Companies Inc. (The)	39,024	12,538,021

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CryoLife Inc.(a)(b)	20,533	$556,239
CryoPort Inc.(a)(b)	20,765	341,792
Cutera Inc.(a)	7,850	281,108
CytoSorbents Corp.(a)(b)	13,670	52,629
Danaher Corp.	501,291	76,938,143
Dare Bioscience Inc.(a)	643	527
DENTSPLY SIRONA Inc.	177,087	10,021,353
DexCom Inc.(a)	70,971	15,524,197
Edwards Lifesciences Corp.(a)	163,409	38,121,686
Ekso Bionics Holdings Inc.(a)(b)	194,289	75,967
ElectroCore Inc.(a)	12,773	20,309
Electromed Inc.(a)(b)	6,099	52,756
Endologix Inc.(a)(b)	5,718	9,034
Envista Holdings Corp.(a)	124,504	3,690,299
FONAR Corp.(a)	6,274	123,535
GenMark Diagnostics Inc.(a)(b)	35,605	171,260
Glaukos Corp.(a)(b)	32,461	1,768,151
Globus Medical Inc., Class A(a)	55,779	3,284,267
Haemonetics Corp.(a)(b)	40,115	4,609,213
Helius Medical Technologies Inc.(a)(b)	63,294	61,395
Heska Corp.(a)(b)	6,544	627,831
Hill-Rom Holdings Inc.	53,909	6,120,289
Hologic Inc.(a)	208,182	10,869,182
ICU Medical Inc.(a)	15,778	2,952,379
IDEXX Laboratories Inc.(a)	67,280	17,568,826
Inogen Inc.(a)	14,038	959,217
Insulet Corp.(a)(b)	47,495	8,131,144
Integer Holdings Corp.(a)	28,054	2,256,383
Integra LifeSciences Holdings Corp.(a)	54,660	3,185,585
IntriCon Corp.(a)(b)	6,277	112,986
Intuitive Surgical Inc.(a)	90,278	53,367,840
Invacare Corp.	21,062	189,979
InVivo Therapeutics Holdings Corp.(a)	509	114
iRadimed Corp.(a)	6,045	141,332
iRhythm Technologies Inc.(a)(b)	16,229	1,105,033
IRIDEX Corp.(a)(b)	6,740	15,098
Kewaunee Scientific Corp.	262	3,524
Lantheus Holdings Inc.(a)(b)	30,556	626,704
LeMaitre Vascular Inc.(b)	7,684	276,240
LivaNova PLC(a)(b)	39,246	2,960,326
Masimo Corp.(a)(b)	37,215	5,882,203
Medtronic PLC	1,052,418	119,396,822
Meridian Bioscience Inc.	28,636	279,774
Merit Medical Systems Inc.(a)(b)	41,566	1,297,690
Mesa Laboratories Inc.(b)	2,261	563,893
Microbot Medical Inc.(a)	17	173
Milestone Scientific Inc.(a)(b)	7,650	10,633
Misonix Inc.(a)(b)	6,236	116,052
Motus GI Holdings Inc.(a)(b)	7,971	18,254
MRI Interventions Inc.(a)(b)	7,773	37,310
Natus Medical Inc.(a)	26,882	886,837
Neogen Corp.(a)(b)	42,772	2,791,301
NeuroMetrix Inc.(a)	10	43
Neuronetics Inc.(a)	26,960	121,050
Nevro Corp.(a)(b)	23,642	2,778,881
NuVasive Inc.(a)	40,052	3,097,622
OraSure Technologies Inc.(a)(b)	41,721	335,020
Orthofix Medical Inc.(a)(b)	13,887	641,302
OrthoPediatrics Corp.(a)(b)	11,474	539,163
PAVmed Inc.(a)	15,034	18,041

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Penumbra Inc.(a)(b)	23,911	$3,927,860
Predictive Oncology Inc.(a)	6	16
Pro-Dex Inc.(a)	613	10,758
Pulse Biosciences Inc.(a)	25,405	340,681
Quidel Corp.(a)(b)	27,914	2,094,387
Repro-Med Systems Inc.(a)(b)	13,054	85,243
ResMed Inc.	112,103	17,372,602
Retractable Technologies Inc.(a)	7,703	11,554
Rockwell Medical Inc.(a)(b)	48,081	117,318
RTI Surgical Holdings Inc.(a)	42,415	116,217
SeaSpine Holdings Corp.(a)	6,899	82,857
Second Sight Medical Products Inc.(a)(b)	13,242	9,826
Senseonics Holdings Inc.(a)(b)	88,868	81,403
Sensus Healthcare Inc.(a)(b)	57,005	201,798
Shockwave Medical Inc.(a)	4,361	191,535
SI-BONE Inc.(a)	25,140	540,510
Sientra Inc.(a)	25,655	229,356
Silk Road Medical Inc.(a)(b)	3,945	159,299
SiNtx Technologies Inc.(a)	13	19
SmileDirectClub Inc.(a)	45,300	395,922
Soliton Inc.(a)(b)	810	8,894
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)(b)	20,930	736,108
Stereotaxis Inc.(a)(b)	25,201	133,313
Steris PLC	66,763	10,176,016
Strata Skin Sciences Inc.(a)(b)	1,191	2,477
Stryker Corp.	251,571	52,814,816
Surmodics Inc.(a)	8,009	331,813
Tactile Systems Technology Inc.(a)	13,552	914,895
Tandem Diabetes Care Inc.(a)(b)	45,545	2,714,937
Tela Bio Inc.(a)	3,109	40,262
Teleflex Inc.	36,058	13,573,673
ThermoGenesis Holdings Inc.(a)	27	119
TransEnterix Inc.(a)(b)	15,378	22,606
TransMedics Group Inc.(a)(b)	2,260	42,963
Utah Medical Products Inc.	1,035	111,676
Vapotherm Inc.(a)(b)	22,292	271,071
Varex Imaging Corp.(a)	28,575	851,821
Varian Medical Systems Inc.(a)	71,101	10,097,053
Venus Concept Inc.(a)	11,443	53,782
Vermillion Inc.(a)(b)	20,139	16,313
ViewRay Inc.(a)(b)	61,912	261,269
VolitionRx Ltd.(a)(b)	7,642	36,223
West Pharmaceutical Services Inc.	57,608	8,660,211
Wright Medical Group NV(a)(b)	92,784	2,828,056
Xtant Medical Holdings Inc.(a)	120	192
Zimmer Biomet Holdings Inc.	160,317	23,996,249
Zosano Pharma Corp.(a)	202	307
Zynex Inc.(a)(b)	6,849	53,902

		867,541,791

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	68,635	2,280,055
Addus HomeCare Corp.(a)	6,785	659,638
Amedisys Inc.(a)	25,768	4,301,195
American Renal Associates Holdings Inc.(a)(b)	6,774	70,246
American Shared Hospital Services(a)	709	1,730
AmerisourceBergen Corp.	119,826	10,187,607
AMN Healthcare Services Inc.(a)(b)	35,068	2,185,087
Anthem Inc.	200,302	60,497,213
Apollo Medical Holdings Inc.(a)(b)	22,311	410,746

Security	Shares	Value

Health Care Providers & Services (continued)
Avalon GloboCare Corp.(a)	17,890	$34,528
BioTelemetry Inc.(a)(b)	27,128	1,256,026
Brookdale Senior Living Inc.(a)(b)	172,379	1,253,195
Capital Senior Living Corp.(a)(b)	20,809	64,300
Cardinal Health Inc.	235,607	11,917,002
Catasys Inc.(a)(b)	33,515	546,630
Centene Corp.(a)(b)	324,131	20,378,116
Chemed Corp.	12,421	5,456,048
Cigna Corp.(a)	295,263	60,378,331
Community Health Systems Inc.(a)(b)	83,294	241,553
CorVel Corp.(a)	7,073	617,897
Covetrus Inc.(a)(b)	73,389	968,735
Cross Country Healthcare Inc.(a)	26,876	312,299
CVS Health Corp.	1,016,648	75,526,780
CynergisTek Inc./DE(a)	6,426	21,206
DaVita Inc.(a)(b)	70,065	5,256,977
Digirad Corp.(a)	1,268	3,271
Diplomat Pharmacy Inc.(a)	46,738	186,952
Encompass Health Corp.	77,649	5,378,746
Ensign Group Inc. (The)	37,314	1,692,936
Enzo Biochem Inc.(a)	28,604	75,229
Exagen Inc.(a)(b)	3,665	93,091
Five Star Senior Living Inc.(a)	245	909
Fulgent Genetics Inc.(a)	8,105	104,554
Genesis Healthcare Inc.(a)	20,173	33,084
Guardant Health Inc.(a)(b)	29,857	2,333,026
Hanger Inc.(a)	28,672	791,634
HCA Healthcare Inc.	208,569	30,828,584
HealthEquity Inc.(a)	53,582	3,968,819
Henry Schein Inc.(a)(b)	119,133	7,948,554
Humana Inc.	106,491	39,031,081
InfuSystem Holdings Inc.(a)(b)	13,764	117,407
Interpace Diagnostics Group Inc.(a)	271	136
Joint Corp. (The)(a)(b)	6,716	108,396
Laboratory Corp. of America Holdings(a)	76,878	13,005,451
LHC Group Inc.(a)	22,117	3,046,838
Magellan Health Inc.(a)	13,665	1,069,286
McKesson Corp.	144,651	20,008,126
MEDNAX Inc.(a)(b)	69,741	1,938,102
Molina Healthcare Inc.(a)	48,492	6,579,879
National HealthCare Corp.	7,347	635,001
National Research Corp.	7,093	467,712
Option Care Health Inc.(a)(b)	137,881	514,296
Owens & Minor Inc.(b)	88,821	459,205
Patterson Companies Inc.	70,212	1,437,942
Pennant Group Inc. (The)(a)	18,708	618,674
PetIQ Inc.(a)	15,622	391,331
Premier Inc., Class A(a)(b)	49,141	1,861,461
Progyny Inc.(a)	7,755	212,875
Providence Service Corp. (The)(a)	7,660	453,319
Psychemedics Corp.	6,123	56,025
Quest Diagnostics Inc.	106,012	11,321,021
Quorum Health Corp.(a)(b)	21,199	20,268
R1 RCM Inc.(a)(b)	70,298	912,468
RadNet Inc.(a)	23,508	477,212
Regional Health Properties Inc.(a)(b)	885	1,239
Select Medical Holdings Corp.(a)	78,845	1,840,242
Sharps Compliance Corp.(a)(b)	7,560	31,903
Surgery Partners Inc.(a)(b)	26,981	422,388
Tenet Healthcare Corp.(a)	86,684	3,296,593

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tivity Health Inc.(a)(b)	43,640	$887,856
Triple-S Management Corp., Class B(a)	20,911	386,644
U.S. Physical Therapy Inc.(b)	8,619	985,583
UnitedHealth Group Inc.	742,278	218,214,886
Universal Health Services Inc., Class B	65,076	9,335,803
WellCare Health Plans Inc.(a)	39,476	13,035,370

		671,444,548

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	139,035	1,364,629
Castlight Health Inc., Class B(a)	33,780	44,927
Cerner Corp.	249,821	18,334,363
Change Healthcare Inc.(a)(b)	36,255	594,219
Computer Programs & Systems Inc.	7,105	187,572
Evolent Health Inc., Class A(a)	64,892	587,273
Health Catalyst Inc.(a)(b)	12,226	424,242
HealthStream Inc.(a)	20,038	545,034
HMS Holdings Corp.(a)	63,706	1,885,698
HTG Molecular Diagnostics Inc.(a)(b)	6,116	4,293
Icad Inc.(a)(b)	7,790	60,528
Inovalon Holdings Inc., Class A(a)(b)	52,700	991,814
Inspire Medical Systems Inc.(a)	9,070	673,085
Livongo Health Inc.(a)(b)	10,415	261,000
Micron Solutions Inc.(a)	620	1,482
MTBC Inc.(a)	4,812	19,537
NantHealth Inc.(a)(b)	17,414	17,936
NextGen Healthcare Inc.(a)	34,067	547,457
Omnicell Inc.(a)	33,013	2,697,822
OptimizeRx Corp.(a)(b)	29,398	301,917
Phreesia Inc.(a)	17,201	458,235
SCWorx Corp.(a)(b)	5,031	14,389
Simulations Plus Inc.(b)	7,088	206,048
Streamline Health Solutions Inc.(a)	14,795	20,565
Tabula Rasa HealthCare Inc.(a)(b)	12,771	621,692
Teladoc Health Inc.(a)(b)	54,140	4,532,601
Veeva Systems Inc., Class A(a)	102,737	14,450,986
Vocera Communications Inc.(a)(b)	22,787	473,058

		50,322,402

Hotels, Restaurants & Leisure — 2.0%
Allied Esports Entertainment Inc.(a)(b)	5,655	14,703
Aramark	195,381	8,479,535
Ark Restaurants Corp.	295	6,549
BBQ Holdings Inc.(a)	7,069	27,781
Biglari Holdings Inc., Class A(a)(b)	19	11,400
Biglari Holdings Inc., Class B, NVS(a)	199	22,770
BJ’s Restaurants Inc.	20,026	760,187
Bloomin’ Brands Inc.	67,660	1,493,256
Bowl America Inc., Class A	686	10,633
Boyd Gaming Corp.	60,920	1,823,945
Brinker International Inc.	25,503	1,071,126
Caesars Entertainment Corp.(a)	432,324	5,879,606
Canterbury Park Holding Corp.	598	7,415
Carnival Corp.	312,538	15,886,307
Carrols Restaurant Group Inc.(a)(b)	27,008	190,406
Century Casinos Inc.(a)(b)	14,532	115,093
Chanticleer Holdings Inc.(a)	1,017	600
Cheesecake Factory Inc. (The)	34,492	1,340,359
Chipotle Mexican Grill Inc.(a)	19,757	16,538,782
Choice Hotels International Inc.	27,478	2,842,050
Churchill Downs Inc.	28,010	3,842,972

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings Inc.(a)(b)	13,607	$352,693
Cracker Barrel Old Country Store Inc.	19,952	3,067,420
Darden Restaurants Inc.	96,991	10,572,989
Dave & Buster’s Entertainment Inc.	26,593	1,068,241
Del Taco Restaurants Inc.(a)(b)	20,586	162,732
Denny’s Corp.(a)(b)	61,733	1,227,252
Dine Brands Global Inc.	13,617	1,137,292
Diversified Restaurant Holdings Inc.(a)(b)	7,788	8,100
Domino’s Pizza Inc.	32,002	9,401,548
Dover Motorsports Inc.	13,642	25,374
Drive Shack Inc.(a)(b)	35,876	131,306
Dunkin’ Brands Group Inc.	62,130	4,693,300
El Pollo Loco Holdings Inc.(a)(b)	14,208	215,109
Eldorado Resorts Inc.(a)(b)	49,473	2,950,570
Everi Holdings Inc.(a)	48,885	656,526
Extended Stay America Inc.	152,191	2,261,558
Fiesta Restaurant Group Inc.(a)(b)	27,309	270,086
Flanigan’s Enterprises Inc.	198	4,384
Full House Resorts Inc.(a)(b)	4,630	15,511
Golden Entertainment Inc.(a)	29,325	563,627
Good Times Restaurants Inc.(a)	7,565	12,028
Habit Restaurants Inc. (The), Class A(a)(b)	7,560	78,851
Hilton Grand Vacations Inc.(a)(b)	71,617	2,462,909
Hilton Worldwide Holdings Inc.(b)	225,650	25,026,842
Hyatt Hotels Corp., Class A	33,603	3,014,525
Inspired Entertainment Inc.(a)(b)	64,296	433,998
J Alexander’s Holdings Inc.(a)	13,134	125,561
Jack in the Box Inc.	19,705	1,537,581
Kura Sushi USA Inc., Class A(a)	2,417	61,513
Las Vegas Sands Corp.	266,834	18,422,219
Lindblad Expeditions Holdings Inc.(a)(b)	13,817	225,908
Luby’s Inc.(a)(b)	14,504	31,909
Marriott International Inc./MD, Class A	214,603	32,497,332
Marriott Vacations Worldwide Corp.	28,934	3,725,542
McDonald’s Corp.	593,263	117,234,701
MGM Resorts International	410,391	13,653,709
Monarch Casino & Resort Inc.(a)(b)	6,870	333,539
Nathan’s Famous Inc.	709	50,254
Noodles & Co.(a)(b)	14,194	78,635
Norwegian Cruise Line Holdings Ltd.(a)	168,430	9,837,996
ONE Group Hospitality Inc. (The)(a)(b)	13,189	48,008
Papa John’s International Inc.	20,922	1,321,224
Penn National Gaming Inc.(a)	91,021	2,326,497
Planet Fitness Inc., Class A(a)	64,657	4,828,585
Playa Hotels & Resorts NV(a)(b)	56,396	473,726
PlayAGS Inc.(a)(b)	18,372	222,852
Potbelly Corp.(a)(b)	20,046	84,594
Rave Restaurant Group Inc.(a)(b)	3,285	5,420
RCI Hospitality Holdings Inc.	7,074	145,017
Red Lion Hotels Corp.(a)(b)	14,119	52,664
Red Robin Gourmet Burgers Inc.(a)(b)	14,484	478,262
Red Rock Resorts Inc., Class A	50,396	1,206,984
Royal Caribbean Cruises Ltd.	135,769	18,126,519
Ruth’s Hospitality Group Inc.	27,150	590,920
Scientific Games Corp./DE, Class A(a)	44,032	1,179,177
SeaWorld Entertainment Inc.(a)	31,512	999,246
Shake Shack Inc., Class A(a)(b)	24,846	1,480,076
Six Flags Entertainment Corp.	57,059	2,573,931
Starbucks Corp.	936,080	82,300,154
Target Hospitality Corp.(a)(b)	1,075	5,375

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse Inc.	49,998	$2,815,887
Town Sports International Holdings Inc.(a)(b)	20,716	35,424
Twin River Worldwide Holdings Inc.	18,434	472,832
Vail Resorts Inc.	31,918	7,654,894
Wendy’s Co. (The)	146,828	3,261,050
Wingstop Inc.(b)	21,793	1,879,210
Wyndham Destinations Inc.	71,385	3,689,891
Wyndham Hotels & Resorts Inc.	71,031	4,461,457
Wynn Resorts Ltd.	76,177	10,578,700
Yum! Brands Inc.	235,913	23,763,516

		505,058,737

Household Durables — 0.5%
Bassett Furniture Industries Inc.	14,709	245,346
Beazer Homes USA Inc.(a)(b)	20,582	290,824
Cavco Industries Inc.(a)	6,790	1,326,630
Century Communities Inc.(a)	13,783	376,965
Comstock Holding Companies Inc.(a)	285	547
CSS Industries Inc.	6,860	30,253
CTI Industries Corp.(a)	230	194
Dixie Group Inc. (The)(a)(b)	13,084	14,916
DR Horton Inc.	264,092	13,930,853
Emerson Radio Corp.(a)(b)	13,978	11,462
Ethan Allen Interiors Inc.	13,170	251,020
Flexsteel Industries Inc.	13	259
Garmin Ltd.	113,701	11,092,670
GoPro Inc., Class A(a)(b)	85,029	369,026
Green Brick Partners Inc.(a)(b)	20,663	237,211
Hamilton Beach Brands Holding Co., Class A	28	535
Helen of Troy Ltd.(a)	20,821	3,743,408
Hooker Furniture Corp.	7,652	196,580
Hovnanian Enterprises Inc., Class A(a)	4,175	87,132
Installed Building Products Inc.(a)	18,898	1,301,505
iRobot Corp.(a)(b)	20,959	1,061,154
KB Home	62,828	2,153,116
La-Z-Boy Inc.	35,442	1,115,714
Legacy Housing Corp.(a)(b)	39,428	656,082
Leggett & Platt Inc.	104,203	5,296,638
Lennar Corp., Class A	222,129	12,392,577
Lennar Corp., Class B	11,901	531,975
LGI Homes Inc.(a)(b)	13,319	940,987
Libbey Inc.(a)	14,564	21,118
Lifetime Brands Inc.	7,246	50,360
Live Ventures Inc.(a)(b)	631	4,745
Lovesac Co. (The)(a)(b)	6,095	97,825
M/I Homes Inc.(a)(b)	20,061	789,400
MDC Holdings Inc.	38,921	1,485,225
Meritage Homes Corp.(a)	27,690	1,692,136
Mohawk Group Holdings Inc.(a)	2,918	17,187
Mohawk Industries Inc.(a)(b)	47,276	6,447,501
Nephros Inc.(a)(b)	2,562	25,492
New Home Co. Inc. (The)(a)(b)	7,794	36,320
Newell Brands Inc.	302,631	5,816,568
Nova Lifestyle Inc.(a)	2,790	5,161
NVR Inc.(a)	2,725	10,377,917
P&F Industries Inc., Class A	689	4,727
PulteGroup Inc.	205,555	7,975,534
Purple Innovation Inc.(a)	8,874	77,293
Skyline Champion Corp.(a)	39,160	1,241,372
Sonos Inc.(a)(b)	44,316	692,216
Taylor Morrison Home Corp.(a)(b)	68,998	1,508,296

Security	Shares	Value

Household Durables (continued)
Tempur Sealy International Inc.(a)	33,307	$2,899,707
Toll Brothers Inc.	104,519	4,129,546
TopBuild Corp.(a)	28,413	2,928,812
TRI Pointe Group Inc.(a)	111,171	1,732,044
Tupperware Brands Corp.	37,291	319,957
Turtle Beach Corp.(a)(b)	2,103	19,873
Universal Electronics Inc.(a)(b)	8,602	449,540
VOXX International Corp.(a)(b)	13,608	59,603
Vuzix Corp.(a)	7,806	15,690
Whirlpool Corp.	50,298	7,420,464
William Lyon Homes, Class A(a)	13,948	278,681
ZAGG Inc.(a)(b)	20,980	170,148

		116,446,037

Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	7,095	220,442
Central Garden & Pet Co., Class A, NVS(a)	34,007	998,445
Church & Dwight Co. Inc.	193,011	13,576,394
Clorox Co. (The)	97,300	14,939,442
Colgate-Palmolive Co.	666,946	45,912,562
Energizer Holdings Inc.	50,764	2,549,368
Kimberly-Clark Corp.	269,003	37,001,362
Ocean Bio-Chem Inc.	728	2,410
Oil-Dri Corp. of America	6,088	220,690
Procter & Gamble Co. (The)	1,960,531	244,870,322
Spectrum Brands Holdings Inc.	36,244	2,330,127
WD-40 Co.	12,434	2,413,937

		365,035,501

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	524,469	10,436,933
Clearway Energy Inc., Class A	27,100	518,152
Clearway Energy Inc., Class C	54,256	1,082,407
NRG Energy Inc.	201,246	7,999,529
Ormat Technologies Inc.	40,615	3,026,630
Pattern Energy Group Inc., Class A	69,646	1,863,379
Sunnova Energy International Inc.(a)(b)	45,169	504,086
TerraForm Power Inc., Class A	77,687	1,195,603
Vistra Energy Corp.	356,156	8,188,026

		34,814,745

Industrial Conglomerates — 1.2%
3M Co.	449,574	79,313,845
Carlisle Companies Inc.	44,326	7,173,720
General Electric Co.	6,833,936	76,266,726
Honeywell International Inc.	563,600	99,757,200
Raven Industries Inc.	27,744	956,058
Roper Technologies Inc.	81,587	28,900,563

		292,368,112

Insurance — 2.6%
1347 Property Insurance Holdings Inc.(a)(b)	6,165	34,031
Aflac Inc.	587,061	31,055,527
Alleghany Corp.(a)	11,389	9,106,303
Allstate Corp. (The)	258,502	29,068,550
Ambac Financial Group Inc.(a)	33,005	711,918
American Equity Investment Life Holding Co.	60,670	1,815,853
American Financial Group Inc./OH	58,696	6,436,016
American International Group Inc.	680,862	34,948,646
American National Insurance Co.	6,939	816,582
AMERISAFE Inc.	6,027	397,963
Aon PLC	184,758	38,483,244
Arch Capital Group Ltd.(a)	318,887	13,677,063

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Argo Group International Holdings Ltd.	29,494	$1,939,231
Arthur J Gallagher & Co.	147,391	14,036,045
Assurant Inc.	47,834	6,270,081
Assured Guaranty Ltd.	80,636	3,952,777
Athene Holding Ltd., Class A(a)	97,403	4,580,863
Atlantic American Corp.	749	1,408
Atlas Financial Holdings Inc.(a)(b)	7,119	3,073
Axis Capital Holdings Ltd.	70,321	4,179,880
Blue Capital Reinsurance Holdings Ltd.	6,212	42,614
Brighthouse Financial Inc.(a)	86,109	3,378,056
Brown & Brown Inc.	183,792	7,256,108
BRP Group Inc., Class A(a)(b)	14,834	238,086
Chubb Ltd.	356,734	55,529,214
Cincinnati Financial Corp.	120,292	12,648,704
Citizens Inc./TX(a)(b)	34,655	233,921
CNA Financial Corp.	20,698	927,477
CNO Financial Group Inc.	129,258	2,343,448
Conifer Holdings Inc.(a)(b)	833	3,332
Crawford & Co., Class A, NVS	13,741	157,609
Crawford & Co., Class B	7,633	77,475
Donegal Group Inc., Class A	6,676	98,938
eHealth Inc.(a)(b)	14,107	1,355,401
Employers Holdings Inc.	22,421	936,077
Enstar Group Ltd.(a)	11,917	2,465,151
Erie Indemnity Co., Class A, NVS	15,699	2,606,034
Everest Re Group Ltd.	32,649	9,038,549
FBL Financial Group Inc., Class A	12,484	735,682
FedNat Holding Co.	7,732	128,583
Fidelity National Financial Inc.	217,155	9,847,979
First American Financial Corp.	83,975	4,897,422
Genworth Financial Inc., Class A(a)	378,951	1,667,384
Global Indemnity Ltd.	6,859	203,232
Globe Life Inc.	79,382	8,354,956
Goosehead Insurance Inc., Class A	7,851	332,882
Greenlight Capital Re Ltd., Class A(a)(b)	21,502	217,385
GWG Holdings Inc.(a)	186	1,827
Hallmark Financial Services Inc.(a)	13,046	229,218
Hanover Insurance Group Inc. (The)	32,393	4,427,151
Hartford Financial Services Group Inc. (The)	281,505	17,107,059
HCI Group Inc.	5,886	268,696
Health Insurance Innovations Inc., Class A(a)(b)	6,786	130,902
Heritage Insurance Holdings Inc.	20,095	266,259
Horace Mann Educators Corp.	20,343	888,175
ICC Holdings Inc.(a)(b)	1,139	16,629
Independence Holding Co.	6,677	280,968
Investors Title Co.	321	51,103
James River Group Holdings Ltd.	17,615	725,914
Kemper Corp.	48,927	3,791,843
Kingstone Companies Inc.	6,170	47,818
Kingsway Financial Services Inc.(a)	9,421	17,523
Kinsale Capital Group Inc.(b)	19,270	1,958,988
Lincoln National Corp.	156,120	9,212,641
Loews Corp.	204,938	10,757,196
Maiden Holdings Ltd.(a)	16,620	12,465
Markel Corp.(a)	10,754	12,293,650
Marsh & McLennan Companies Inc.	396,566	44,181,418
MBIA Inc.(a)	55,186	513,230
Mercury General Corp.	23,017	1,121,618
MetLife Inc.	620,895	31,647,018
National General Holdings Corp.	42,283	934,454

Security	Shares	Value

Insurance (continued)
National Security Group Inc. (The)	249	$3,713
National Western Life Group Inc., Class A	423	123,042
NI Holdings Inc.(a)	29,022	499,178
Old Republic International Corp.	213,242	4,770,224
Palomar Holdings Inc.(a)(b)	13,611	687,219
Primerica Inc.	33,148	4,327,803
Principal Financial Group Inc.	201,700	11,093,500
ProAssurance Corp.	36,192	1,307,979
Progressive Corp. (The)	457,804	33,140,432
ProSight Global Inc.(a)(b)	26,639	429,687
Protective Insurance Corp., Class A	175	2,730
Protective Insurance Corp., Class B	6,804	109,476
Prudential Financial Inc.	313,333	29,371,835
Reinsurance Group of America Inc.	48,002	7,827,206
RenaissanceRe Holdings Ltd.	33,731	6,611,951
RLI Corp.	34,232	3,081,565
Safety Insurance Group Inc.	11,606	1,073,903
Selective Insurance Group Inc.	46,724	3,045,938
State Auto Financial Corp.	13,127	407,200
Stewart Information Services Corp.	16,242	662,511
Third Point Reinsurance Ltd.(a)	34,752	365,591
Tiptree Inc.	26,939	219,283
Travelers Companies Inc. (The)	202,881	27,784,553
Trupanion Inc.(a)(b)	20,274	759,464
Unico American Corp.(a)(b)	619	3,900
United Fire Group Inc.	14,449	631,855
United Insurance Holdings Corp.	8,218	103,629
Universal Insurance Holdings Inc.	21,188	593,052
Unum Group	167,930	4,896,839
Watford Holdings Ltd.(a)	8,480	213,357
White Mountains Insurance Group Ltd.(b)	2,302	2,567,904
Willis Towers Watson PLC	101,445	20,485,803
WR Berkley Corp.	121,633	8,404,840

		643,727,678

Interactive Media & Services — 4.3%
Alphabet Inc., Class A(a)	234,569	314,179,373
Alphabet Inc., Class C, NVS(a)	234,461	313,479,046
ANGI Homeservices Inc., Class A(a)(b)	44,707	378,668
AutoWeb Inc.(a)	5,350	13,215
Care.com Inc.(a)	28,345	426,025
Cargurus Inc.(a)	48,793	1,716,538
Cars.com Inc.(a)	55,197	674,507
DHI Group Inc.(a)(b)	28,673	86,306
Eventbrite Inc., Class A(a)(b)	19,364	390,572
EverQuote Inc., Class A(a)	2,597	89,207
Facebook Inc., Class A(a)	1,884,338	386,760,374
IAC/InterActiveCorp.(a)	56,843	14,160,160
IZEA Worldwide Inc.(a)(b)	6,525	1,544
Liberty TripAdvisor Holdings Inc., Class A(a)	54,675	401,861
Match Group Inc.(a)(b)	42,574	3,495,751
Meet Group Inc. (The)(a)	42,750	214,177
Pinterest Inc., Class A(a)	67,501	1,258,219
QuinStreet Inc.(a)	27,520	421,331
Snap Inc., Class A, NVS(a)(b)	590,253	9,638,831
Super League Gaming Inc.(a)	6,003	14,167
Travelzoo(a)(b)	6,650	71,155
TripAdvisor Inc.	81,357	2,471,626
TrueCar Inc.(a)	62,713	297,887
Twitter Inc.(a)	608,955	19,517,008
Yelp Inc.(a)	56,516	1,968,452

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zedge Inc., Class B(a)	6,227	$9,590
Zillow Group Inc., Class A(a)(b)	34,677	1,586,126
Zillow Group Inc., Class C, NVS(a)(b)	94,746	4,352,631

		1,078,074,347

Internet & Direct Marketing Retail — 2.9%
1-800-Flowers.com Inc., Class A(a)(b)	13,222	191,719
Amazon.com Inc.(a)	326,856	603,977,591
Blue Apron Holdings Inc.(a)(b)	30,780	202,532
Booking Holdings Inc.(a)	33,279	68,346,081
Chewy Inc., Class A(a)	42,098	1,220,842
Duluth Holdings Inc., Class B(a)(b)	15,546	163,699
eBay Inc.	618,744	22,342,846
Etsy Inc.(a)	94,228	4,174,300
Expedia Group Inc.	108,085	11,688,312
Groupon Inc.(a)(b)	318,750	761,813
Grubhub Inc.(a)(b)	69,840	3,397,018
iMedia Brands Inc.(a)(b)	2,509	10,011
Lands’ End Inc.(a)(b)	13,641	229,169
Leaf Group Ltd.(a)	7,811	31,244
Liquidity Services Inc.(a)	20,422	121,715
Overstock.com Inc.(a)(b)	25,604	180,508
PetMed Express Inc.	18,991	446,668
Quotient Technology Inc.(a)(b)	48,213	475,380
Qurate Retail Inc., Series A(a)(b)	326,060	2,748,686
RealReal Inc. (The)(a)	12,153	229,084
Remark Holdings Inc.(a)	13,123	6,758
Revolve Group Inc.(a)(b)	18,482	339,330
Rubicon Project Inc. (The)(a)(b)	23,150	188,904
Shutterstock Inc.(a)	14,002	600,406
Stamps.com Inc.(a)	13,746	1,148,066
Stitch Fix Inc., Class A(a)(b)	18,378	471,579
U.S. Auto Parts Network Inc.(a)(b)	13,598	29,916
Waitr Holdings Inc.(a)(b)	40,654	13,091
Wayfair Inc., Class A(a)(b)	49,912	4,510,547

		728,247,815

IT Services — 5.1%
Accenture PLC, Class A	498,031	104,870,388
Akamai Technologies Inc.(a)	125,639	10,852,697
ALJ Regional Holdings Inc.(a)	7,833	9,008
Alliance Data Systems Corp.	33,257	3,731,435
Automatic Data Processing Inc.	341,535	58,231,718
Black Knight Inc.(a)(b)	119,422	7,700,331
Booz Allen Hamilton Holding Corp.	108,431	7,712,697
Brightcove Inc.(a)(b)	26,988	234,526
Broadridge Financial Solutions Inc.	89,753	11,088,086
CACI International Inc., Class A(a)	20,127	5,031,549
Cardtronics PLC, Class A(a)	34,281	1,530,647
Cass Information Systems Inc.	8,437	487,152
Cognizant Technology Solutions Corp., Class A	434,985	26,977,770
Computer Task Group Inc.(a)	13,076	67,734
Conduent Inc.(a)	137,245	850,919
CoreLogic Inc.(a)	57,599	2,517,652
CSG Systems International Inc.	30,406	1,574,423
CSP Inc.	681	8,887
DXC Technology Co.	208,646	7,843,003
Endurance International Group Holdings Inc.(a)	48,010	225,647
EPAM Systems Inc.(a)	43,142	9,153,007
Euronet Worldwide Inc.(a)	43,093	6,789,733
EVERTEC Inc.	48,336	1,645,357

Security	Shares	Value

IT Services (continued)
Evo Payments Inc., Class A(a)	20,218	$533,957
Exela Technologies Inc.(a)(b)	113,640	46,331
ExlService Holdings Inc.(a)	27,071	1,880,352
Fastly Inc., Class A(a)	5,616	112,713
Fidelity National Information Services Inc.	482,288	67,081,438
Fiserv Inc.(a)	447,811	51,780,386
FleetCor Technologies Inc.(a)	67,664	19,468,286
Gartner Inc.(a)(b)	69,905	10,772,361
Genpact Ltd.(b)	118,118	4,981,036
Global Payments Inc.	236,343	43,146,778
GoDaddy Inc., Class A(a)	136,627	9,279,706
GreenSky Inc., Class A(a)(b)	36,014	320,525
GTT Communications Inc.(a)(b)	25,069	284,533
Hackett Group Inc. (The)	20,132	324,930
I3 Verticals Inc., Class A(a)(b)	6,845	193,371
Information Services Group Inc.(a)(b)	21,601	54,651
Innodata Inc.(a)	20,630	23,518
Inpixon(a)	2	0	(d)
Internap Corp.(a)(b)	8,970	9,867
International Business Machines Corp.	693,343	92,935,696
International Money Express Inc.(a)(b)	39,212	472,112
Jack Henry & Associates Inc.	60,835	8,861,834
KBR Inc.	104,888	3,199,084
Leidos Holdings Inc.	106,932	10,467,574
Limelight Networks Inc.(a)(b)	48,612	198,337
LiveRamp Holdings Inc.(a)	56,204	2,701,726
ManTech International Corp./VA, Class A	20,055	1,601,993
Marathon Patent Group Inc.(a)	302	266
Mastercard Inc., Class A	698,210	208,478,524
MAXIMUS Inc.	48,552	3,611,783
MoneyGram International Inc.(a)(b)	21,052	44,209
MongoDB Inc.(a)(b)	25,813	3,397,249
NIC Inc.	45,909	1,026,066
Okta Inc.(a)(b)	84,452	9,743,227
Paychex Inc.	251,216	21,368,433
PayPal Holdings Inc.(a)	921,754	99,706,130
Paysign Inc.(a)(b)	25,211	255,892
Perficient Inc.(a)(b)	27,513	1,267,524
Perspecta Inc.	109,117	2,885,054
PFSweb Inc.(a)	13,039	49,809
PRGX Global Inc.(a)(b)	20,130	99,040
Priority Technology Holdings Inc.(a)	5,276	12,926
Replay Holding Corp.(a)(b)	34,374	503,579
Sabre Corp.	220,310	4,943,756
Science Applications International Corp.	41,408	3,603,324
ServiceSource International Inc.(a)(b)	41,925	70,015
Square Inc., Class A(a)	269,913	16,885,757
StarTek Inc.(a)(b)	7,602	60,664
Steel Connect Inc.(a)(b)	34,683	50,637
Switch Inc., Class A(b)	33,161	491,446
Sykes Enterprises Inc.(a)(b)	27,957	1,034,129
TTEC Holdings Inc.	13,305	527,144
Twilio Inc., Class A(a)(b)	96,133	9,447,951
Unisys Corp.(a)	35,415	420,022
Usio Inc.(a)(b)	908	1,416
VeriSign Inc.(a)	80,996	15,606,309
Verra Mobility Corp.(a)(b)	84,646	1,184,198
Virtusa Corp.(a)(b)	20,696	938,150
Visa Inc., Class A	1,351,789	254,001,153
Western Union Co. (The)	334,956	8,970,122

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)	33,111	$6,935,430
WidePoint Corp.(a)	56,372	22,436

		1,277,511,231

Leisure Products — 0.1%
Acushnet Holdings Corp.	32,785	1,065,513
American Outdoor Brands Corp.(a)	41,175	382,104
Brunswick Corp./DE	67,682	4,059,566
Callaway Golf Co.(b)	69,711	1,477,873
Clarus Corp.(b)	17,213	233,408
Escalade Inc.	6,948	68,299
Hasbro Inc.	99,046	10,460,248
JAKKS Pacific Inc.(a)(b)	13,240	13,637
Johnson Outdoors Inc., Class A	6,250	479,375
Malibu Boats Inc., Class A(a)	13,826	566,175
Marine Products Corp.	1,322	19,037
MasterCraft Boat Holdings Inc.(a)(b)	14,293	225,115
Mattel Inc.(a)(b)	270,362	3,663,405
Nautilus Inc.(a)(b)	20,920	36,610
Peloton Interactive Inc.(a)	31,638	898,519
Polaris Inc.	44,264	4,501,649
Sturm Ruger & Co. Inc.	11,278	530,404
Summer Infant Inc.(a)(b)	7,640	1,946
Vista Outdoor Inc.(a)	53,785	402,312
YETI Holdings Inc.(a)(b)	25,931	901,880

		29,987,075

Life Sciences Tools & Services — 1.1%
10X Genomics Inc.(a)	9,038	689,147
Accelerate Diagnostics Inc.(a)(b)	21,624	365,446
Adaptive Biotechnologies Corp.(a)(b)	11,977	358,352
Agilent Technologies Inc.	243,949	20,811,289
Avantor Inc.(a)(b)	163,502	2,967,561
Bioanalytical Systems Inc.(a)(b)	6,254	30,957
Bio-Rad Laboratories Inc., Class A(a)(b)	16,892	6,250,547
Bio-Techne Corp.	28,834	6,329,351
Bruker Corp.	83,229	4,242,182
Champions Oncology Inc.(a)(b)	4,394	36,602
Charles River Laboratories International Inc.(a)(b)	35,735	5,458,879
ChromaDex Corp.(a)(b)	13,555	58,422
Codexis Inc.(a)(b)	33,050	528,470
Fluidigm Corp.(a)(b)	36,149	125,799
Harvard Bioscience Inc.(a)(b)	84,190	256,780
Illumina Inc.(a)	115,740	38,395,588
IQVIA Holdings Inc.(a)	143,565	22,182,228
Luminex Corp.	37,074	858,634
Medpace Holdings Inc.(a)(b)	18,597	1,563,264
Mettler-Toledo International Inc.(a)	19,550	15,508,624
NanoString Technologies Inc.(a)(b)	23,545	655,022
NeoGenomics Inc.(a)	78,713	2,302,355
Pacific Biosciences of California Inc.(a)(b)	104,938	539,381
PerkinElmer Inc.	87,241	8,471,101
Personalis Inc.(a)(b)	29,138	317,604
PRA Health Sciences Inc.(a)	49,381	5,488,698
Quanterix Corp.(a)(b)	7,600	179,588
Repligen Corp.(a)	36,792	3,403,260
Syneos Health Inc.(a)	47,885	2,847,960
Thermo Fisher Scientific Inc.	314,077	102,034,195
Waters Corp.(a)	53,105	12,407,983

		265,665,269

Security	Shares	Value

Machinery — 1.9%
Actuant Corp., Class A	41,881	$1,090,162
AGCO Corp.(b)	49,482	3,822,484
Alamo Group Inc.	6,202	778,661
Albany International Corp., Class A	26,553	2,015,904
Allison Transmission Holdings Inc.	98,620	4,765,318
Altra Industrial Motion Corp.	47,357	1,714,797
Art’s-Way Manufacturing Co. Inc.(a)	304	541
Astec Industries Inc.(b)	13,494	566,748
Barnes Group Inc.	35,616	2,206,767
Blue Bird Corp.(a)	25,723	589,571
Briggs & Stratton Corp.	34,071	226,913
Caterpillar Inc.	440,017	64,981,711
Chart Industries Inc.(a)(b)	27,326	1,844,232
Chicago Rivet & Machine Co.	125	3,225
CIRCOR International Inc.(a)	14,486	669,833
Colfax Corp.(a)(b)	66,655	2,424,909
Columbus McKinnon Corp./NY	14,107	564,703
Commercial Vehicle Group Inc.(a)(b)	20,574	130,645
Crane Co.	40,912	3,533,979
Cummins Inc.	124,305	22,245,623
Deere & Co.	246,442	42,698,541
Donaldson Co. Inc.	98,244	5,660,819
Douglas Dynamics Inc.	15,053	827,915
Dover Corp.	113,383	13,068,525
Eastern Co. (The)	6,194	189,103
Energy Recovery Inc.(a)(b)	13,242	129,639
EnPro Industries Inc.	14,599	976,381
ESCO Technologies Inc.	20,753	1,919,652
Evoqua Water Technologies Corp.(a)	43,189	818,432
ExOne Co. (The)(a)(b)	7,092	52,906
Federal Signal Corp.	47,866	1,543,678
Flowserve Corp.	105,837	5,267,507
Fortive Corp.	230,067	17,574,818
Franklin Electric Co. Inc.	27,900	1,599,228
FreightCar America Inc.(a)	7,669	15,875
Gardner Denver Holdings Inc.(a)(b)	99,033	3,632,530
Gates Industrial Corp. PLC(a)(b)	36,050	496,048
Gencor Industries Inc.(a)	6,671	77,851
Gorman-Rupp Co. (The)	13,928	522,300
Graco Inc.	133,626	6,948,552
Graham Corp.	7,084	154,998
Greenbrier Companies Inc. (The)	27,249	883,685
Helios Technologies Inc.	21,189	979,567
Hillenbrand Inc.	56,293	1,875,120
Hurco Companies Inc.	6,320	242,435
Hyster-Yale Materials Handling Inc.	6,978	411,423
IDEX Corp.	60,210	10,356,120
Illinois Tool Works Inc.	231,562	41,595,482
Ingersoll-Rand PLC	189,815	25,230,210
ITT Inc.	68,551	5,066,604
Jason Industries Inc.(a)	13,680	5,093
John Bean Technologies Corp.	25,134	2,831,596
Kadant Inc.	7,330	772,142
Kennametal Inc.	62,006	2,287,401
LB Foster Co., Class A(a)	7,081	137,230
Lincoln Electric Holdings Inc.	48,244	4,666,642
Lindsay Corp.	7,205	691,608
LiqTech International Inc.(a)(b)	9,416	55,084
LS Starrett Co. (The), Class A(a)	6,272	35,876
Lydall Inc.(a)	14,355	294,565

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Manitex International Inc.(a)(b)	13,130	$78,123
Manitowoc Co. Inc. (The)(a)(b)	33,611	588,192
Meritor Inc.(a)(b)	70,179	1,837,988
Middleby Corp. (The)(a)(b)	43,598	4,774,853
Miller Industries Inc./TN	29,986	1,113,380
Mueller Industries Inc.	41,308	1,311,529
Mueller Water Products Inc., Class A	124,204	1,487,964
Navistar International Corp.(a)	48,435	1,401,709
NN Inc.	23,124	213,897
Nordson Corp.	41,308	6,726,595
Omega Flex Inc.	6,172	662,194
Oshkosh Corp.	55,817	5,283,079
PACCAR Inc.	271,564	21,480,712
Parker-Hannifin Corp.	100,947	20,776,912
Park-Ohio Holdings Corp.	6,866	231,041
Pentair PLC	134,237	6,157,451
Perma-Pipe International Holdings Inc.(a)(b)	6,640	62,283
Proto Labs Inc.(a)	20,105	2,041,663
RBC Bearings Inc.(a)	20,044	3,173,767
REV Group Inc.	14,278	174,620
Rexnord Corp.(a)	76,243	2,487,047
Snap-on Inc.	43,393	7,350,774
Spartan Motors Inc.	27,201	491,794
SPX Corp.(a)	40,326	2,051,787
SPX FLOW Inc.(a)	34,047	1,663,877
Standex International Corp.	7,417	588,539
Stanley Black & Decker Inc.	119,784	19,853,000
Taylor Devices Inc.(a)	702	7,378
Tennant Co.	15,006	1,169,268
Terex Corp.	48,279	1,437,749
Timken Co. (The)	49,687	2,797,875
Titan International Inc.	34,461	124,749
Toro Co. (The)	84,114	6,701,362
TriMas Corp.(a)(b)	34,487	1,083,237
Trinity Industries Inc.	83,268	1,844,386
Twin Disc Inc.(a)	7,026	77,427
Wabash National Corp.	48,699	715,388
WABCO Holdings Inc.(a)	40,603	5,501,706
Watts Water Technologies Inc., Class A	20,827	2,077,702
Welbilt Inc.(a)	103,587	1,616,993
Westinghouse Air Brake Technologies Corp.	143,475	11,162,355
Woodward Inc.	42,943	5,086,169
Xylem Inc./NY	139,930	11,025,085

		483,263,506

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)(b)	96,617	444,438
Genco Shipping & Trading Ltd.(b)	14,991	159,204
Kirby Corp.(a)(b)	47,133	4,219,818
Matson Inc.	27,897	1,138,198
Pangaea Logistics Solutions Ltd.	6,982	20,597

		5,982,255

Media — 1.5%
AH Belo Corp., Class A	14,155	39,917
Altice USA Inc., Class A(a)	242,919	6,641,405
AMC Networks Inc., Class A(a)	33,850	1,337,075
Beasley Broadcast Group Inc., Class A	904	2,793
Boston Omaha Corp., Class A(a)	16,506	347,286
Cable One Inc.	4,047	6,023,838
Cardlytics Inc.(a)	10,858	682,534

Security	Shares	Value

Media (continued)
Central European Media Enterprises Ltd., Class A(a)	55,689	$252,271
Charter Communications Inc., Class A(a)	126,525	61,374,747
Clear Channel Outdoor Holdings Inc.(a)	281,192	804,209
Comcast Corp., Class A	3,548,582	159,579,733
comScore Inc.(a)(b)	36,151	178,586
Cumulus Media Inc., Class A(a)(b)	33,381	586,504
Daily Journal Corp.(a)(b)	181	52,566
Discovery Inc., Class A(a)(b)	123,649	4,048,268
Discovery Inc., Class C, NVS(a)(b)	269,347	8,212,390
DISH Network Corp., Class A(a)	199,379	7,071,973
Emerald Expositions Events Inc.	35,527	374,810
Emmis Communications Corp., Class A(a)(b)	6,750	27,203
Entercom Communications Corp., Class A	74,133	343,977
Entravision Communications Corp., Class A	41,748	109,380
EW Scripps Co. (The), Class A, NVS(b)	40,979	643,780
Fluent Inc.(a)(b)	75,291	188,228
Fox Corp., Class A, NVS	279,865	10,374,596
Fox Corp., Class B(a)	124,322	4,525,321
Gannett Co. Inc.	87,109	555,755
Gray Television Inc.(a)	64,564	1,384,252
Gray Television Inc.(a)(b)	699	13,889
Harte-Hanks Inc.(a)	2,073	7,421
Hemisphere Media Group Inc.(a)(b)	7,106	105,524
Iheartmedia Inc., Class A(a)(b)	45,220	764,218
Insignia Systems Inc.(a)	7,638	5,577
Interpublic Group of Companies Inc. (The)	303,996	7,022,308
John Wiley & Sons Inc., Class A	34,622	1,679,859
John Wiley & Sons Inc., Class B	787	38,099
Lee Enterprises Inc.(a)(b)	41,672	59,174
Liberty Broadband Corp., Class A(a)	24,693	3,075,760
Liberty Broadband Corp., Class C, NVS(a)(b)	114,742	14,428,806
Liberty Global PLC, Class A(a)(b)	143,885	3,271,945
Liberty Global PLC, Class C, NVS(a)	299,106	6,519,015
Liberty Latin America Ltd., Class A(a)	40,710	785,703
Liberty Latin America Ltd., Class C, NVS(a)(b)	82,691	1,609,167
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	66,864	3,232,206
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	119,164	5,736,555
Loral Space & Communications Inc.(a)	25,076	810,456
Marchex Inc., Class B(a)	20,913	79,051
McClatchy Co. (The), Class A(a)	6,264	3,007
MDC Partners Inc., Class A(a)	163,786	455,325
Meredith Corp.	28,985	941,143
MSG Networks Inc., Class A(a)	36,345	632,403
National CineMedia Inc.	69,226	504,658
New York Times Co. (The), Class A	115,906	3,728,696
News Corp., Class A, NVS	290,638	4,109,621
News Corp., Class B	89,154	1,293,625
Nexstar Media Group Inc., Class A	35,434	4,154,636
Omnicom Group Inc.	169,083	13,699,105
Saga Communications Inc., Class A	6,078	184,771
Salem Media Group Inc.	7,730	11,131
Scholastic Corp., NVS	20,629	793,185
Sinclair Broadcast Group Inc., Class A	50,478	1,682,937
Sirius XM Holdings Inc.(b)	1,099,198	7,859,266
SPAR Group Inc.(a)(b)	6,282	8,167
SRAX Inc.(a)(b)	9,463	23,563
TechTarget Inc.(a)(b)	13,739	358,588
TEGNA Inc.	165,591	2,763,714
Townsquare Media Inc., Class A	7,114	70,927

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Tribune Publishing Co.	5,715	$75,209
Urban One Inc., NVS(a)(b)	21,142	40,170
Urban One Inc., Class A(a)(b)	233	461
ViacomCBS Inc., Class A(b)	18,214	817,262
ViacomCBS Inc., Class B, NVS	410,224	17,217,101
WideOpenWest Inc.(a)	54,055	401,088

		386,837,889

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)	243,647	801,599
Alcoa Corp.(a)	147,635	3,175,629
Allegheny Technologies Inc.(a)	92,292	1,906,753
Ampco-Pittsburgh Corp.(a)(b)	6,868	20,673
Carpenter Technology Corp.	39,067	1,944,755
Century Aluminum Co.(a)	42,673	320,688
Cleveland-Cliffs Inc.(b)	216,412	1,817,861
Coeur Mining Inc.(a)(b)	164,637	1,330,267
Commercial Metals Co.	84,090	1,872,684
Compass Minerals International Inc.	28,182	1,717,975
Comstock Mining Inc.(a)(b)	3,983	1,758
Freeport-McMoRan Inc.	1,119,961	14,693,888
Friedman Industries Inc.	6,677	40,196
General Moly Inc.(a)(b)	76,150	17,309
Gold Resource Corp.(b)	41,711	231,079
Golden Minerals Co.(a)(b)	70,234	21,773
Haynes International Inc.	7,639	273,323
Hecla Mining Co.(b)	450,416	1,526,910
Kaiser Aluminum Corp.	14,586	1,617,442
Materion Corp.	15,486	920,643
Mayville Engineering Co. Inc.(a)	4,974	46,656
McEwen Mining Inc.(a)(b)	172,853	219,523
Newmont Goldcorp Corp.	643,170	27,945,736
Nucor Corp.	238,464	13,420,754
Olympic Steel Inc.	6,961	124,741
Paramount Gold Nevada Corp.(a)	6,326	4,892
Ramaco Resources Inc.(a)	7,084	25,361
Reliance Steel & Aluminum Co.	52,608	6,300,334
Royal Gold Inc.	51,060	6,242,085
Ryerson Holding Corp.(a)	13,164	155,730
Schnitzer Steel Industries Inc., Class A	20,672	448,169
Solitario Zinc Corp.(a)(b)	27,560	8,271
Steel Dynamics Inc.	168,891	5,749,050
SunCoke Energy Inc.	48,578	302,641
Synalloy Corp.	7,036	90,835
TimkenSteel Corp.(a)	27,935	219,569
U.S. Antimony Corp.(a)(b)	54,926	21,146
U.S. Steel Corp.(b)	140,001	1,597,411
Universal Stainless & Alloy Products Inc.(a)(b)	6,675	99,457
Warrior Met Coal Inc.	32,277	682,013
Worthington Industries Inc.	34,627	1,460,567

		99,418,146

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	13,275	204,701
AGNC Investment Corp.	434,730	7,686,026
Annaly Capital Management Inc.	1,145,450	10,790,139
Anworth Mortgage Asset Corp.	48,307	170,041
Apollo Commercial Real Estate Finance Inc.	110,470	2,020,496
Arbor Realty Trust Inc.	60,564	869,093
Ares Commercial Real Estate Corp.	19,573	310,036
Arlington Asset Investment Corp., Class A	84,463	470,459

Security	Shares	Value

Mortgage Real Estate Investment (continued)
ARMOUR Residential REIT Inc.	46,157	$824,826
Blackstone Mortgage Trust Inc., Class A	99,851	3,716,454
Capstead Mortgage Corp.	48,005	380,200
Cherry Hill Mortgage Investment Corp.	6,304	91,975
Chimera Investment Corp.	145,297	2,987,306
Colony Credit Real Estate Inc.	63,905	840,990
Dynex Capital Inc.	11,829	200,383
Ellington Financial Inc.	15,328	280,962
Ellington Residential Mortgage REIT	6,322	68,594
Exantas Capital Corp.	20,046	236,743
Granite Point Mortgage Trust Inc.	48,710	895,290
Great Ajax Corp.	13,596	201,357
Hunt Companies Finance Trust Inc.	12,826	41,428
Invesco Mortgage Capital Inc.	133,175	2,217,364
KKR Real Estate Finance Trust Inc.	21,546	439,969
Ladder Capital Corp.	73,468	1,325,363
Manhattan Bridge Capital Inc.	879	5,590
MFA Financial Inc.	431,600	3,301,740
New Residential Investment Corp.	311,874	5,024,290
New York Mortgage Trust Inc.	217,427	1,354,570
Orchid Island Capital Inc.	140,189	820,106
PennyMac Mortgage Investment Trust(e)	69,034	1,538,768
Ready Capital Corp.	12,630	194,755
Redwood Trust Inc.	85,822	1,419,496
Starwood Property Trust Inc.	214,516	5,332,868
TPG RE Finance Trust Inc.	53,506	1,084,567
Tremont Mortgage Trust	4,673	23,178
Two Harbors Investment Corp.	201,423	2,944,804
Western Asset Mortgage Capital Corp.	22,606	233,520

		60,548,447

Multi-Utilities — 0.9%
Ameren Corp.	189,679	14,567,347
Avista Corp.	55,353	2,661,926
Black Hills Corp.	48,026	3,771,962
CenterPoint Energy Inc.	392,846	10,712,910
CMS Energy Corp.	219,556	13,796,899
Consolidated Edison Inc.	258,121	23,352,207
Dominion Energy Inc.	642,370	53,201,083
DTE Energy Co.	140,195	18,207,125
MDU Resources Group Inc.	146,004	4,337,779
NiSource Inc.	291,287	8,109,430
NorthWestern Corp.	44,071	3,158,569
Public Service Enterprise Group Inc.	396,745	23,427,792
Sempra Energy	214,505	32,493,217
Unitil Corp.	7,719	477,189
WEC Energy Group Inc.	247,171	22,796,581

		235,072,016

Multiline Retail — 0.5%
Big Lots Inc.	29,699	852,955
Dillard’s Inc., Class A(b)	8,013	588,795
Dollar General Corp.	202,729	31,621,669
Dollar Tree Inc.(a)	187,196	17,605,784
JC Penney Co. Inc.(a)(b)	253,637	284,073
Kohl’s Corp.	123,691	6,302,057
Macy’s Inc.	238,030	4,046,510
Nordstrom Inc.	81,765	3,346,642
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	39,628	2,588,105
Target Corp.	400,131	51,300,796

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Tuesday Morning Corp.(a)(b)	34,485	$63,797

		118,601,183

Oil, Gas & Consumable Fuels — 3.6%
Abraxas Petroleum Corp.(a)	243,935	85,646
Adams Resources & Energy Inc.	606	23,070
Aemetis Inc.(a)(b)	7,767	6,447
Altus Midstream Co., Class A(a)(b)	71,391	204,178
Amplify Energy Corp.	53,540	353,899
Antero Midstream Corp.	242,634	1,841,592
Antero Resources Corp.(a)(b)	172,748	492,332
Apache Corp.	288,701	7,387,859
Arch Coal Inc., Class A	13,644	978,821
Barnwell Industries Inc.(a)	747	769
Berry Petroleum Corp.	27,828	262,418
Bonanza Creek Energy Inc.(a)	6,809	158,922
Brigham Minerals Inc., Class A	8,408	180,268
Cabot Oil & Gas Corp.	330,742	5,758,218
California Resources Corp.(a)(b)	37,239	336,268
Callon Petroleum Co.(a)	246,722	1,191,667
Camber Energy Inc.(a)	1	2
Centennial Resource Development Inc./DE, Class A(a)(b)	145,177	670,718
Centrus Energy Corp., Class A(a)(b)	6,323	43,502
Chaparral Energy Inc., Class A(a)	90,834	159,868
Cheniere Energy Inc.(a)	183,817	11,225,704
Chesapeake Energy Corp.(a)(b)	811,679	670,122
Chevron Corp.	1,485,499	179,017,485
Cimarex Energy Co.	77,815	4,084,509
Clean Energy Fuels Corp.(a)(b)	90,185	211,033
CNX Resources Corp.(a)	154,801	1,369,989
Comstock Resources Inc.(a)(b)	12,674	104,307
Concho Resources Inc.	155,294	13,599,096
ConocoPhillips	872,080	56,711,362
CONSOL Energy Inc.(a)(b)	20,949	303,970
Contango Oil & Gas Co.(a)(b)	63,222	232,025
Continental Resources Inc./OK	61,378	2,105,265
Contura Energy Inc.(a)(b)	2,628	23,783
CVR Energy Inc.	20,688	836,416
Delek U.S. Holdings Inc.	60,773	2,037,719
Denbury Resources Inc.(a)	368,889	520,133
Devon Energy Corp.	317,140	8,236,126
Diamond S Shipping Inc.(a)	24,332	407,318
Diamondback Energy Inc.	125,203	11,626,351
Dorian LPG Ltd.(a)	14,727	227,974
Earthstone Energy Inc., Class A(a)(b)	26,919	170,397
EOG Resources Inc.	453,242	37,963,550
EQT Corp.	198,376	2,162,298
Equitrans Midstream Corp.	158,400	2,116,224
Evolution Petroleum Corp.	104,569	571,992
Extraction Oil & Gas Inc.(a)(b)	109,880	232,946
Exxon Mobil Corp.	3,309,822	230,959,379
Falcon Minerals Corp.	54,828	387,086
Gevo Inc.(a)	262	605
Goodrich Petroleum Corp.(a)(b)	34,849	349,884
Green Plains Inc.	20,811	321,114
Gulfport Energy Corp.(a)(b)	122,989	373,887
Hallador Energy Co.	13,765	40,882
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	200,110	13,369,349
HighPoint Resources Corp.(a)(b)	90,585	153,089

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	115,433	$5,853,607
Houston American Energy Corp.(a)(b)	28,403	4,147
International Seaways Inc.(a)(b)	28,595	850,987
Jagged Peak Energy Inc.(a)(b)	28,799	244,504
Kinder Morgan Inc./DE	1,521,148	32,202,703
Kosmos Energy Ltd.	244,948	1,396,204
Laredo Petroleum Inc.(a)	70,279	201,701
Lilis Energy Inc.(a)(b)	289,850	110,143
Lonestar Resources U.S. Inc., Class A(a)(b)	102,801	268,311
Magnolia Oil & Gas Corp., Class A(a)(b)	70,455	886,324
Marathon Oil Corp.	632,305	8,586,702
Marathon Petroleum Corp.	514,661	31,008,325
Matador Resources Co.(a)(b)	69,405	1,247,208
Montage Resources Corp.(a)(b)	15,342	121,815
Murphy Oil Corp.	119,037	3,190,192
NACCO Industries Inc., Class A	560	26,225
NextDecade Corp.(a)	5,703	35,016
Noble Energy Inc.	371,271	9,222,372
Northern Oil and Gas Inc.(a)	150,657	352,537
Oasis Petroleum Inc.(a)(b)	177,524	578,728
Occidental Petroleum Corp.	700,186	28,854,665
ONEOK Inc.	324,263	24,536,981
Overseas Shipholding Group Inc., Class A(a)(b)	1,987	4,570
Pacific Ethanol Inc.(a)	42,413	27,568
Panhandle Oil and Gas Inc., Class A	41,542	465,686
Par Pacific Holdings Inc.(a)	32,623	758,159
Parsley Energy Inc., Class A	205,358	3,883,320
PBF Energy Inc., Class A	79,311	2,487,986
PDC Energy Inc.(a)(b)	50,941	1,333,126
Peabody Energy Corp.	57,173	521,418
PEDEVCO Corp.(a)	1,000	1,660
Penn Virginia Corp.(a)	7,410	224,894
Phillips 66	350,730	39,074,829
Pioneer Natural Resources Co.	131,400	19,890,018
PrimeEnergy Resources Corp.(a)	174	26,319
QEP Resources Inc.	182,171	819,770
Range Resources Corp.(b)	160,806	779,909
Renewable Energy Group Inc.(a)(b)	33,373	899,402
REX American Resources Corp.(a)(b)	7,343	601,832
Ring Energy Inc.(a)(b)	75,602	199,589
SandRidge Energy Inc.(a)(b)	14,205	60,229
SilverBow Resources Inc.(a)(b)	21,635	214,187
SM Energy Co.	75,081	843,910
Southwestern Energy Co.(a)(b)	445,394	1,077,853
SRC Energy Inc.(a)	188,897	778,256
Stabilis Energy Inc.(a)	336	1,579
Talos Energy Inc.(a)	13,008	392,191
Targa Resources Corp.	176,191	7,193,879
Tellurian Inc.(a)(b)	74,975	545,818
Torchlight Energy Resources Inc.(a)(b)	166,423	126,515
TransAtlantic Petroleum Ltd.(a)(b)	138,079	67,424
U.S. Energy Corp. Wyoming(a)	658	199
Unit Corp.(a)	43,272	30,100
Uranium Energy Corp.(a)(b)	306,823	282,032
VAALCO Energy Inc.(a)(b)	186,823	414,747
Valero Energy Corp.	325,617	30,494,032
Vertex Energy Inc.(a)(b)	13,591	20,930
W&T Offshore Inc.(a)(b)	71,421	397,101
Westwater Resources Inc.(a)	11	23
Whiting Petroleum Corp.(a)(b)	74,072	543,688

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Companies Inc. (The)	944,434	$22,401,974
World Fuel Services Corp.	56,311	2,445,024
WPX Energy Inc.(a)(b)	335,806	4,613,974
Yuma Energy Inc.(a)	48	144
Zion Oil & Gas Inc.(a)	89,599	15,465

		897,603,578

Paper & Forest Products — 0.0%
Boise Cascade Co.	27,945	1,020,831
Clearwater Paper Corp.(a)(b)	13,755	293,807
Domtar Corp.	49,073	1,876,551
Louisiana-Pacific Corp.	105,068	3,117,367
Mercer International Inc.	33,944	417,511
Neenah Inc.	13,590	957,144
PH Glatfelter Co.	33,984	621,907
Resolute Forest Products Inc.(a)	90,058	378,244
Schweitzer-Mauduit International Inc.	21,467	901,399
Verso Corp., Class A(a)	26,558	478,841

		10,063,602

Personal Products — 0.2%
Avon Products Inc.	333,185	1,879,163
BellRing Brands Inc., Class A(a)(b)	31,009	660,182
Coty Inc., Class A	234,004	2,632,545
Cyanotech Corp.(a)	812	1,859
Edgewell Personal Care Co.(a)	41,961	1,299,113
elf Beauty Inc.(a)	15,207	245,289
Estee Lauder Companies Inc. (The), Class A	174,269	35,993,519
Herbalife Nutrition Ltd.(a)(b)	76,977	3,669,494
Inter Parfums Inc.	13,687	995,182
Lifevantage Corp.(a)(b)	13,013	203,133
Mannatech Inc.	256	4,009
Medifast Inc.(b)	8,846	969,345
MYOS RENS Technology Inc.(a)	307	371
Natural Alternatives International Inc.(a)(b)	880	7,022
Natural Health Trends Corp.	6,661	35,836
Nature’s Sunshine Products Inc.(a)	6,899	61,608
Nu Skin Enterprises Inc., Class A	46,382	1,900,734
Reliv International Inc.(a)	258	980
Revlon Inc., Class A(a)(b)	7,192	154,053
United-Guardian Inc.	13,458	264,450
USANA Health Sciences Inc.(a)	9,217	723,995
Veru Inc.(a)	14,679	49,175
Youngevity International Inc.(a)	11,199	36,509

		51,787,566

Pharmaceuticals — 4.1%
AcelRx Pharmaceuticals Inc.(a)(b)	77,992	164,563
Acer Therapeutics Inc.(a)	368	1,476
Aclaris Therapeutics Inc.(a)	49,803	94,128
Adamis Pharmaceuticals Corp.(a)(b)	7,685	5,383
Aerie Pharmaceuticals Inc.(a)(b)	32,481	785,066
Aerpio Pharmaceuticals Inc.(a)	110,106	68,651
Agile Therapeutics Inc.(a)	34,495	86,238
Akorn Inc.(a)	101,893	152,840
Alimera Sciences Inc.(a)(b)	9,217	69,865
Allergan PLC	256,684	49,070,280
Amneal Pharmaceuticals Inc.(a)(b)	62,411	300,821
Amphastar Pharmaceuticals Inc.(a)(b)	13,981	269,693
Ampio Pharmaceuticals Inc.(a)(b)	201,686	117,583
ANI Pharmaceuticals Inc.(a)(b)	7,115	438,782
Aquestive Therapeutics Inc.(a)	7,288	42,416

Security	Shares	Value

Pharmaceuticals (continued)
Arvinas Holding Co. LLC(a)	17,707	$727,581
Assertio Therapeutics Inc.(a)	46,331	57,914
Avenue Therapeutics Inc.(a)(b)	4,938	47,405
Axsome Therapeutics Inc.(a)	14,068	1,454,068
BioDelivery Sciences International Inc.(a)(b)	39,020	246,606
BioPharmX Corp.(a)	247	105
Bristol-Myers Squibb Co.	1,834,712	117,770,163
Cara Therapeutics Inc.(a)(b)	41,152	662,959
Cassava Sciences Inc.(a)(b)	5,666	29,463
Catalent Inc.(a)	112,734	6,346,924
cbdMD Inc.(a)(b)	92,743	209,599
Cerecor Inc.(a)	6,428	34,647
Chiasma Inc.(a)(b)	8,599	42,651
Clearside Biomedical Inc.(a)	28,486	82,609
Collegium Pharmaceutical Inc.(a)(b)	27,055	556,792
Corcept Therapeutics Inc.(a)(b)	82,334	996,241
CorMedix Inc.(a)(b)	10,011	72,880
Cumberland Pharmaceuticals Inc.(a)(b)	7,749	39,907
Cymabay Therapeutics Inc.(a)	47,261	92,632
Dermira Inc.(a)(b)	28,961	439,049
Durect Corp.(a)(b)	82,649	314,066
Elanco Animal Health Inc.(a)	285,041	8,394,457
Eli Lilly & Co.	663,434	87,195,131
Eloxx Pharmaceuticals Inc.(a)	34,333	252,691
Endo International PLC(a)(b)	145,235	681,152
Eton Pharmaceuticals Inc.(a)(b)	8,541	61,495
Evofem Biosciences Inc.(a)	574	3,542
Evoke Pharma Inc.(a)(b)	55,972	90,675
Evolus Inc.(a)(b)	6,192	75,357
EyeGate Pharmaceuticals Inc.(a)	42	421
Eyenovia Inc.(a)(b)	8,740	39,155
EyePoint Pharmaceuticals Inc.(a)(b)	21,497	33,320
Fulcrum Therapeutics Inc.(a)	3,498	58,207
Harrow Health Inc.(a)	49,278	383,383
Hepion Pharmaceuticals Inc.(a)(b)	86	461
Horizon Therapeutics PLC(a)	140,563	5,088,381
Hoth Therapeutics Inc.(a)	1	6
Innovate Biopharmaceuticals Inc.(a)(b)	17,211	9,588
Innoviva Inc.(a)(b)	62,737	888,356
Intersect ENT Inc.(a)(b)	21,620	538,338
Intra-Cellular Therapies Inc.(a)	46,012	1,578,672
Jaguar Health Inc.(a)(b)	109	87
Jazz Pharmaceuticals PLC(a)	42,699	6,374,107
Johnson & Johnson	2,064,181	301,102,082
Kala Pharmaceuticals Inc.(a)(b)	55,110	203,356
Kaleido Biosciences Inc.(a)	4,264	21,405
KemPharm Inc.(a)	6,166	2,339
Lannett Co. Inc.(a)	27,698	244,296
Lipocine Inc.(a)	62,461	24,041
Liquidia Technologies Inc.(a)	26,433	113,001
Mallinckrodt PLC(a)(b)	71,043	247,940
Marinus Pharmaceuticals Inc.(a)(b)	89,708	193,769
Menlo Therapeutics Inc.(a)	8,675	40,252
Merck & Co. Inc.	2,001,043	181,994,861
Mylan NV(a)	399,561	8,031,176
MyoKardia Inc.(a)(b)	37,245	2,714,602
Nektar Therapeutics(a)(b)	136,878	2,954,512
Neos Therapeutics Inc.(a)	54,521	82,327
NGM Biopharmaceuticals Inc.(a)(b)	29,730	549,708
NovaBay Pharmaceuticals Inc.(a)	657	420

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Novan Inc.(a)(b)	14,500	$45,820
Novus Therapeutics Inc.(a)	317	184
Ocular Therapeutix Inc.(a)(b)	34,052	134,505
Odonate Therapeutics Inc.(a)	22,407	727,107
Omeros Corp.(a)(b)	41,909	590,498
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	66
Onconova Therapeutics Inc.(a)	31	12
Opiant Pharmaceuticals Inc.(a)	2,506	36,086
Optinose Inc.(a)(b)	50,329	464,033
Osmotica Pharmaceuticals PLC(a)	6,130	42,849
Otonomy Inc.(a)(b)	14,539	55,684
Pacira BioSciences Inc.(a)	35,429	1,604,934
Paratek Pharmaceuticals Inc.(a)	13,556	54,631
Perrigo Co. PLC	105,835	5,467,436
Pfizer Inc.	4,325,979	169,491,857
Phathom Pharmaceuticals Inc.(a)(b)	8,678	270,233
Phibro Animal Health Corp., Class A	20,403	506,606
PLx Pharma Inc.(a)	348	1,521
Prestige Consumer Healthcare Inc.(a)(b)	41,471	1,679,576
ProPhase Labs Inc.	123	242
Provention Bio Inc.(a)	8,375	124,788
Pulmatrix Inc.(a)	15	13
Reata Pharmaceuticals Inc., Class A(a)	20,000	4,088,600
Recro Pharma Inc.(a)(b)	7,657	140,353
Relmada Therapeutics Inc.(a)	9,597	374,283
resTORbio Inc.(a)(b)	65,011	96,866
Revance Therapeutics Inc.(a)	20,931	339,710
Ritter Pharmaceuticals Inc.(a)(b)	13,941	2,355
Satsuma Pharmaceuticals Inc.(a)	4,517	88,895
scPharmaceuticals Inc.(a)(b)	2,486	14,071
SCYNEXIS Inc.(a)(b)	69,867	63,579
Seelos Therapeutics Inc.(a)	43	58
Seelos Therapeutics Inc. New	43	23
SIGA Technologies Inc.(a)(b)	70,533	336,442
Sonoma Pharmaceuticals Inc.(a)	609	2,625
Strongbridge Biopharma PLC(a)	170,299	355,925
Supernus Pharmaceuticals Inc.(a)	41,109	975,105
Teligent Inc.(a)(b)	49,506	21,085
Tetraphase Pharmaceuticals Inc.(a)	4,208	11,824
TFF Pharmaceuticals Inc.(a)(b)	3,515	18,805
TherapeuticsMD Inc.(a)(b)	124,084	300,283
Theravance Biopharma Inc.(a)(b)	34,545	894,370
Titan Pharmaceuticals Inc.(a)	1,839	357
Trevi Therapeutics Inc.(a)(b)	4,216	15,810
Tricida Inc.(a)(b)	19,096	720,683
Urovant Sciences Ltd.(a)(b)	33,314	516,700
Verrica Pharmaceuticals Inc.(a)	32,641	518,666
VIVUS Inc.(a)(b)	12,010	32,667
WaVe Life Sciences Ltd.(a)	16,467	131,983
Xeris Pharmaceuticals Inc.(a)(b)	20,233	142,643
Zoetis Inc.	373,355	49,413,534
Zogenix Inc.(a)	33,514	1,747,085
Zynerba Pharmaceuticals Inc.(a)(b)	8,709	52,602

		1,034,875,783

Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	22,485
Akerna Corp.(a)	2,408	20,299
ASGN Inc.(a)	41,883	2,972,436
Barrett Business Services Inc.	6,648	601,378
BG Staffing Inc.	19,175	419,741

Security	Shares	Value

Professional Services (continued)
CBIZ Inc.(a)	35,372	$953,629
CoStar Group Inc.(a)	28,702	17,172,407
CRA International Inc.	6,894	375,516
DLH Holdings Corp.(a)	819	3,432
Equifax Inc.	94,393	13,226,347
Exponent Inc.	40,928	2,824,441
Forrester Research Inc.	7,039	293,526
Franklin Covey Co.(a)	13,081	421,601
FTI Consulting Inc.(a)	28,650	3,170,409
GEE Group Inc.(a)(b)	802	313
GP Strategies Corp.(a)	13,641	180,470
Heidrick & Struggles International Inc.	13,712	445,640
Hill International Inc.(a)(b)	122,397	386,774
HireQuest Inc.(a)	3,385	24,000
Hudson Global Inc.(a)(b)	1,946	23,255
Huron Consulting Group Inc.(a)	15,165	1,042,139
ICF International Inc.	13,945	1,277,641
IHS Markit Ltd.(a)	316,035	23,813,237
InnerWorkings Inc.(a)(b)	27,981	154,175
Insperity Inc.	29,800	2,563,992
Kelly Services Inc., Class A, NVS	21,075	475,873
Kforce Inc.	20,208	802,258
Korn Ferry	41,989	1,780,334
Lightbridge Corp.(a)(b)	501	2,254
ManpowerGroup Inc.	47,511	4,613,318
Mastech Digital Inc.(a)	1,268	14,037
Mistras Group Inc.(a)	13,303	189,834
Nielsen Holdings PLC	276,275	5,608,382
RCM Technologies Inc.(a)	7,255	21,765
Red Violet Inc.(a)(b)	1,041	19,269
Rekor Systems Inc.(a)	8,435	32,222
Resources Connection Inc.	27,720	452,668
Robert Half International Inc.	91,006	5,747,029
Spherix Inc.(a)	56	74
TransUnion	146,999	12,584,584
TriNet Group Inc.(a)(b)	34,029	1,926,382
TrueBlue Inc.(a)	28,648	689,271
Upwork Inc.(a)	42,420	452,621
Verisk Analytics Inc.	129,817	19,386,871
Volt Information Sciences Inc.(a)(b)	7,110	17,633
Willdan Group Inc.(a)	6,654	211,464

		127,417,426

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	7,512	145,207
American Realty Investors Inc.(a)	779	13,344
CBRE Group Inc., Class A(a)	264,899	16,235,660
CKX Lands Inc.(a)	229	2,134
Consolidated-Tomoka Land Co.(b)	6,216	374,949
eXp World Holdings Inc.(a)(b)	43,961	498,078
Forestar Group Inc.(a)	1,009	21,038
FRP Holdings Inc.(a)(b)	6,238	310,715
Griffin Industrial Realty Inc.	642	25,391
Howard Hughes Corp. (The)(a)(b)	33,569	4,256,549
InterGroup Corp. (The)(a)	126	4,693
Jones Lang LaSalle Inc.	40,218	7,001,552
JW Mays Inc.(a)	106	3,206
Kennedy-Wilson Holdings Inc.	103,116	2,299,487
Marcus & Millichap Inc.(a)	20,149	750,550
Maui Land & Pineapple Co. Inc.(a)(b)	6,630	74,587
Newmark Group Inc., Class A	121,599	1,636,115

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Rafael Holdings Inc., Class B(a)(b)	4,285	$76,444
RE/MAX Holdings Inc., Class A	13,648	525,311
Realogy Holdings Corp.	87,794	849,846
Redfin Corp.(a)	55,298	1,169,000
RMR Group Inc. (The), Class A	8,942	408,113
St. Joe Co. (The)(a)(b)	30,871	612,172
Stratus Properties Inc.(a)	6,220	192,696
Tejon Ranch Co.(a)(b)	8,406	134,328
Transcontinental Realty Investors Inc.(a)	269	10,728
Trinity Place Holdings Inc.(a)(b)	117,579	353,913

		37,985,806

Road & Rail — 1.0%
AMERCO	6,316	2,373,679
ArcBest Corp.	20,076	554,098
Avis Budget Group Inc.(a)	52,552	1,694,276
Covenant Transportation Group Inc., Class A(a)	7,581	97,984
CSX Corp.	624,743	45,206,403
Daseke Inc.(a)(b)	87,707	277,154
Heartland Express Inc.	27,616	581,317
Hertz Global Holdings Inc.(a)	81,807	1,288,460
JB Hunt Transport Services Inc.	68,721	8,025,238
Kansas City Southern	77,929	11,935,606
Knight-Swift Transportation Holdings Inc.(b)	91,614	3,283,446
Landstar System Inc.	33,259	3,787,202
Lyft Inc., Class A(a)(b)	156,478	6,731,684
Marten Transport Ltd.	28,694	616,634
Norfolk Southern Corp.	207,475	40,277,122
Old Dominion Freight Line Inc.(b)	50,367	9,558,649
PAM Transportation Services Inc.(a)	673	38,839
Patriot Transportation Holding Inc.(a)	681	13,266
Roadrunner Transportation Systems Inc.(a)(b)	20,772	191,310
Ryder System Inc.	40,733	2,212,209
Saia Inc.(a)(b)	20,148	1,876,182
Schneider National Inc., Class B	14,482	315,997
U.S. Xpress Enterprises Inc., Class A(a)(b)	51,165	257,360
Uber Technologies Inc.(a)(b)	159,646	4,747,872
Union Pacific Corp.	551,858	99,770,408
Universal Logistics Holdings Inc.	6,746	127,904
USA Truck Inc.(a)(b)	6,817	50,787
Werner Enterprises Inc.	34,598	1,259,021
YRC Worldwide Inc.(a)(b)	26,881	68,547

		247,218,654

Semiconductors & Semiconductor Equipment — 4.0%
ACM Research Inc., Class A(a)(b)	34,941	644,661
Adesto Technologies Corp.(a)(b)	9,775	83,087
Advanced Energy Industries Inc.(a)(b)	26,780	1,906,736
Advanced Micro Devices Inc.(a)	854,059	39,167,146
Aehr Test Systems(a)	13,001	26,002
Alpha & Omega Semiconductor Ltd.(a)(b)	27	368
Ambarella Inc.(a)(b)	24,581	1,488,625
Amkor Technology Inc.(a)	81,025	1,053,325
Amtech Systems Inc.(a)(b)	7,092	50,779
Analog Devices Inc.	290,919	34,572,814
Applied Materials Inc.	727,480	44,405,379
Atomera Inc.(a)	10,360	31,909
Axcelis Technologies Inc.(a)(b)	20,933	504,381
AXT Inc.(a)(b)	27,557	119,873
Broadcom Inc.	311,845	98,549,257
Brooks Automation Inc.	55,269	2,319,087

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp.	22,843	$3,296,702
CEVA Inc.(a)	14,137	381,134
Cirrus Logic Inc.(a)	48,054	3,960,130
Cohu Inc.	28,234	645,147
Cree Inc.(a)	80,222	3,702,245
CVD Equipment Corp.(a)(b)	6,200	19,964
CyberOptics Corp.(a)(b)	6,631	121,878
Cypress Semiconductor Corp.	285,208	6,653,903
Diodes Inc.(a)	27,967	1,576,500
DSP Group Inc.(a)	26	409
eMagin Corp.(a)(b)	14,707	5,056
Enphase Energy Inc.(a)(b)	60,784	1,588,286
Entegris Inc.(b)	104,866	5,252,738
Envision Solar International Inc.(a)	4,052	18,882
Everspin Technologies Inc.(a)(b)	53,047	279,027
First Solar Inc.(a)(b)	61,146	3,421,730
FormFactor Inc.(a)	55,198	1,433,492
GSI Technology Inc.(a)	14,001	99,267
Ichor Holdings Ltd.(a)(b)	15,263	507,800
Impinj Inc.(a)(b)	11,431	295,606
Inphi Corp.(a)(b)	35,659	2,639,479
Intel Corp.	3,412,208	204,220,649
inTEST Corp.(a)(b)	6,729	40,038
KLA Corp.	125,164	22,300,470
Kopin Corp.(a)(b)	47,893	19,210
Kulicke & Soffa Industries Inc.	54,686	1,487,459
Lam Research Corp.	113,773	33,267,225
Lattice Semiconductor Corp.(a)	99,904	1,912,163
MACOM Technology Solutions Holdings Inc.(a)(b)	30,373	807,922
Marvell Technology Group Ltd.(b)	520,665	13,828,862
Maxim Integrated Products Inc.	214,688	13,205,459
MaxLinear Inc.(a)(b)	54,273	1,151,673
Microchip Technology Inc.	185,418	19,416,973
Micron Technology Inc.(a)	863,759	46,452,959
MKS Instruments Inc.	40,975	4,507,660
Monolithic Power Systems Inc.	32,228	5,737,229
MoSys Inc.(a)(b)	293	513
NeoPhotonics Corp.(a)	20,851	183,906
NVE Corp.	6,059	432,613
NVIDIA Corp.	476,845	112,201,628
ON Semiconductor Corp.(a)(b)	316,519	7,716,733
Onto Innovation Inc.(a)(b)	37,336	1,364,257
PDF Solutions Inc.(a)(b)	20,616	348,204
Photronics Inc.(a)	47,751	752,556
Pixelworks Inc.(a)(b)	20,610	80,791
Power Integrations Inc.	22,749	2,250,104
Qorvo Inc.(a)	92,539	10,755,808
QUALCOMM Inc.	894,183	78,893,766
QuickLogic Corp.(a)(b)	3,453	20,719
Rambus Inc.(a)(b)	62,827	865,442
Rubicon Technology Inc.(a)	842	7,005
Semtech Corp.(a)	48,503	2,565,809
Silicon Laboratories Inc.(a)	33,910	3,932,882
Skyworks Solutions Inc.	133,807	16,174,590
SMART Global Holdings Inc.(a)(b)	12,028	456,342
SolarEdge Technologies Inc.(a)	37,863	3,600,393
SunPower Corp.(a)	54,391	424,250
Synaptics Inc.(a)(b)	27,781	1,827,156
Teradyne Inc.	133,984	9,136,369
Texas Instruments Inc.	730,776	93,751,253

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Trio-Tech International(a)	311	$1,241
Ultra Clean Holdings Inc.(a)	26,988	633,408
Universal Display Corp.	33,986	7,003,495
Veeco Instruments Inc.(a)(b)	34,752	510,333
Xilinx Inc.	198,421	19,399,621
Xperi Corp.	41,185	761,922

		1,005,231,864

Software — 7.1%
2U Inc.(a)(b)	43,136	1,034,833
8x8 Inc.(a)(b)	70,923	1,297,891
A10 Networks Inc.(a)(b)	28,060	192,772
ACI Worldwide Inc.(a)	89,474	3,389,722
Adobe Inc.(a)	380,399	125,459,394
Agilysys Inc.(a)	13,233	336,251
Alarm.com Holdings Inc.(a)(b)	28,050	1,205,309
Altair Engineering Inc., Class A(a)(b)	29,315	1,052,702
Alteryx Inc., Class A(a)(b)	35,775	3,580,004
American Software Inc./GA, Class A	20,640	307,123
Anaplan Inc.(a)	66,113	3,464,321
ANSYS Inc.(a)	66,584	17,139,387
Appfolio Inc., Class A(a)(b)	8,446	928,638
Appian Corp.(a)(b)	21,544	823,196
Aquamed Technologies Inc.	1,090	0	(d)
Aspen Technology Inc.(a)	54,329	6,570,006
Asure Software Inc.(a)(b)	4,898	40,066
AudioEye Inc.(a)	2,856	13,395
Autodesk Inc.(a)	172,534	31,653,088
Avalara Inc.(a)(b)	51,637	3,782,410
Avaya Holdings Corp.(a)(b)	78,513	1,059,926
Aware Inc./MA(a)(b)	13,901	46,707
Benefitfocus Inc.(a)	19,161	420,392
Blackbaud Inc.	36,466	2,902,694
Blackline Inc.(a)(b)	35,839	1,847,859
Bottomline Technologies DE Inc.(a)	31,766	1,702,658
Box Inc., Class A(a)(b)	119,664	2,007,962
BroadVision Inc.(a)	885	2,310
BSQUARE Corp.(a)	7,247	10,073
Cadence Design Systems Inc.(a)	219,318	15,211,896
CDK Global Inc.	95,521	5,223,088
CERENCE Inc.(a)	28,537	645,792
Ceridian HCM Holding Inc.(a)(b)	77,859	5,285,069
ChannelAdvisor Corp.(a)	19,962	180,456
Cision Ltd.(a)(b)	62,820	626,315
Citrix Systems Inc.	98,617	10,936,625
Cloudera Inc.(a)(b)	168,125	1,955,294
Cloudflare Inc., Class A(a)	29,382	501,257
CommVault Systems Inc.(a)	27,985	1,249,250
Cornerstone OnDemand Inc.(a)	41,587	2,434,919
Coupa Software Inc.(a)(b)	47,952	7,012,980
Crowdstrike Holdings Inc., Class A(a)	16,236	809,689
Datadog Inc., Class A(a)	21,709	820,166
Digimarc Corp.(a)(b)	8,760	293,986
Digital Turbine Inc.(a)(b)	40,978	292,173
DocuSign Inc.(a)(b)	97,123	7,197,786
Domo Inc., Class B(a)	7,196	156,297
Dropbox Inc., Class A(a)	160,638	2,877,027
Dynatrace Inc.(a)	28,650	724,845
Ebix Inc.(b)	20,590	687,912
eGain Corp.(a)(b)	13,865	109,811
Elastic NV(a)(b)	24,789	1,593,933

Security	Shares	Value

Software (continued)
Envestnet Inc.(a)(b)	41,751	$2,907,122
Everbridge Inc.(a)(b)	27,627	2,157,116
Evolving Systems Inc.(a)	7,037	6,290
Fair Isaac Corp.(a)	22,930	8,591,412
Finjan Holdings Inc.(a)(b)	6,280	12,623
FireEye Inc.(a)	152,429	2,519,651
Five9 Inc.(a)(b)	48,634	3,189,418
ForeScout Technologies Inc.(a)	28,779	943,951
Fortinet Inc.(a)	111,899	11,946,337
GlobalSCAPE Inc.	8,817	86,671
GSE Systems Inc.(a)(b)	7,638	12,603
GTY Technology Holdings Inc.(a)(b)	12,570	74,037
Guidewire Software Inc.(a)(b)	65,630	7,204,205
HubSpot Inc.(a)(b)	29,851	4,731,383
Instructure Inc.(a)	23,571	1,136,358
Intelligent Systems Corp.(a)(b)	6,089	243,195
Intuit Inc.	203,365	53,267,394
Inuvo Inc.(a)	14,803	4,377
Issuer Direct Corp.(a)	318	3,717
j2 Global Inc.	35,622	3,338,138
LivePerson Inc.(a)	42,193	1,561,141
LogMeIn Inc.	41,006	3,515,854
Majesco(a)(b)	6,995	57,709
Manhattan Associates Inc.(a)(b)	50,183	4,002,094
Marin Software Inc.(a)	1,625	2,243
Medallia Inc.(a)(b)	15,056	468,392
Microsoft Corp.	5,980,014	943,048,208
MicroStrategy Inc., Class A(a)	6,994	997,554
Mitek Systems Inc.(a)	14,931	114,222
MobileIron Inc.(a)(b)	41,149	199,984
Model N Inc.(a)	32,196	1,129,114
Net Element Inc.(a)	51	164
NetSol Technologies Inc.(a)	7,025	28,100
New Relic Inc.(a)	36,186	2,377,782
NortonLifeLock Inc.	445,736	11,375,183
Nuance Communications Inc.(a)(b)	228,442	4,073,121
Nutanix Inc., Class A(a)(b)	116,058	3,627,973
NXT-ID Inc.(a)(b)	250	113
OneSpan Inc.(a)(b)	21,040	360,205
Oracle Corp.	1,724,066	91,341,017
Pagerduty Inc.(a)(b)	4,034	94,355
Palo Alto Networks Inc.(a)	74,678	17,269,287
Park City Group Inc.(a)(b)	12,984	65,699
Paycom Software Inc.(a)(b)	37,701	9,981,717
Paylocity Holding Corp.(a)(b)	26,725	3,228,915
Pegasystems Inc.	27,548	2,194,198
Phunware Inc.(a)	17,450	20,766
Ping Identity Holding Corp.(a)	10,015	243,365
Pluralsight Inc., Class A(a)(b)	71,142	1,224,354
Progress Software Corp.	35,448	1,472,864
Proofpoint Inc.(a)	42,075	4,829,368
PROS Holdings Inc.(a)	27,073	1,622,214
PTC Inc.(a)	83,913	6,284,245
Q2 Holdings Inc.(a)(b)	36,249	2,939,069
QAD Inc., Class A	6,940	353,454
QAD Inc., Class B	244	9,001
Qualys Inc.(a)(b)	27,566	2,298,177
Qumu Corp.(a)	7,569	19,755
Rapid7 Inc.(a)(b)	33,059	1,851,965
RealNetworks Inc.(a)(b)	20,229	24,275

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
RealPage Inc.(a)(b)	63,894	$3,434,302
Rimini Street Inc.(a)	11,649	45,198
RingCentral Inc., Class A(a)(b)	56,735	9,569,492
Riot Blockchain Inc.(a)(b)	6,620	7,414
Rosetta Stone Inc.(a)	15,986	289,986
SailPoint Technologies Holding Inc.(a)(b)	72,088	1,701,277
salesforce.com Inc.(a)	687,040	111,740,186
Seachange International Inc.(a)	27,104	113,566
SecureWorks Corp., Class A(a)(b)	7,073	117,836
ServiceNow Inc.(a)(b)	147,467	41,632,883
SharpSpring Inc.(a)(b)	6,246	71,642
ShotSpotter Inc.(a)(b)	5,921	150,986
SITO Mobile Ltd.(a)(b)	13,717	3,808
Slack Technologies Inc., Class A(a)(b)	30,460	684,741
Smartsheet Inc., Class A(a)(b)	68,409	3,072,932
Smith Micro Software Inc.(a)(b)	7,658	30,479
SolarWinds Corp.(a)(b)	51,161	949,037
Splunk Inc.(a)	116,963	17,517,549
SPS Commerce Inc.(a)(b)	27,536	1,526,045
SS&C Technologies Holdings Inc.	170,968	10,497,435
Support.com Inc.	5,669	6,179
SVMK Inc.(a)(b)	70,192	1,254,331
Synacor Inc.(a)(b)	20,623	31,347
Synchronoss Technologies Inc.(a)(b)	55,070	261,583
Synopsys Inc.(a)	119,383	16,618,114
Telaria Inc.(a)	26,889	236,892
Telenav Inc.(a)(b)	20,958	101,856
Tenable Holdings Inc.(a)	36,080	864,477
Teradata Corp.(a)	91,099	2,438,720
TiVo Corp.	89,850	761,928
Trade Desk Inc. (The), Class A(a)(b)	30,912	8,030,319
Tyler Technologies Inc.(a)	30,843	9,253,517
Upland Software Inc.(a)	16,212	578,931
Varonis Systems Inc.(a)(b)	22,299	1,732,855
Verb Technology Co. Inc.(a)(b)	14,619	22,659
Verint Systems Inc.(a)(b)	49,516	2,741,206
Veritone Inc.(a)(b)	50,591	125,972
VirnetX Holding Corp.(a)(b)	38,490	146,262
VMware Inc., Class A(a)(b)	61,751	9,373,184
Workday Inc., Class A(a)	126,596	20,818,712
Workiva Inc.(a)(b)	30,377	1,277,353
Yext Inc.(a)(b)	64,409	928,778
Zendesk Inc.(a)(b)	84,417	6,468,875
Zix Corp.(a)(b)	41,607	282,095
Zoom Video Communications Inc., Class A(a)(b)	19,082	1,298,339
Zscaler Inc.(a)(b)	50,418	2,344,437
Zuora Inc., Class A(a)(b)	52,326	749,832

		1,797,686,416

Specialty Retail — 2.2%
Aaron’s Inc.(b)	52,565	3,001,987
Abercrombie & Fitch Co., Class A	46,620	806,060
Advance Auto Parts Inc.	55,737	8,926,838
American Eagle Outfitters Inc.	139,277	2,047,372
America’s Car-Mart Inc./TX(a)(b)	6,858	752,048
Asbury Automotive Group Inc.(a)	14,034	1,568,861
Ascena Retail Group Inc.(a)(b)	10,183	78,053
At Home Group Inc.(a)	20,894	114,917
AutoNation Inc.(a)	47,416	2,305,840
AutoZone Inc.(a)	19,345	23,045,892
Barnes & Noble Education Inc.(a)(b)	28,044	119,748

Security	Shares	Value

Specialty Retail (continued)
Bed Bath & Beyond Inc.(b)	101,105	$1,749,117
Best Buy Co. Inc.	181,687	15,952,119
Big 5 Sporting Goods Corp.	12,149	36,447
Blink Charging Co.(a)(b)	11,187	20,808
Boot Barn Holdings Inc.(a)	28,470	1,267,769
Buckle Inc. (The)	19,335	522,818
Build-A-Bear Workshop Inc.(a)(b)	27,689	89,712
Burlington Stores Inc.(a)(b)	52,626	12,000,307
Caleres Inc.	35,641	846,474
Camping World Holdings Inc., Class A	11,603	171,028
CarMax Inc.(a)	129,121	11,320,038
Carvana Co.(a)(b)	38,427	3,537,205
Cato Corp. (The), Class A	28,012	487,409
Chico’s FAS Inc.	101,637	387,237
Children’s Place Inc. (The)	14,172	886,033
Citi Trends Inc.	13,184	304,814
Conn’s Inc.(a)(b)	20,591	255,122
Container Store Group Inc. (The)(a)(b)	13,778	58,143
Designer Brands Inc. , Class A	53,009	834,362
Destination XL Group Inc.(a)(b)	34,488	44,145
Dick’s Sporting Goods Inc.	54,906	2,717,298
Express Inc.(a)(b)	36,471	177,614
Five Below Inc.(a)	41,893	5,356,439
Floor & Decor Holdings Inc., Class A(a)(b)	54,170	2,752,378
Foot Locker Inc.	88,261	3,441,296
Francesca’s Holdings Corp.(a)(b)	2,579	26,770
GameStop Corp., Class A(b)	71,946	437,432
Gap Inc. (The)	167,540	2,962,107
Genesco Inc.(a)(b)	15,760	755,219
GNC Holdings Inc., Class A(a)(b)	105,125	283,838
Group 1 Automotive Inc.	14,471	1,447,100
Guess? Inc.	36,891	825,621
Haverty Furniture Companies Inc.	14,095	284,155
Hibbett Sports Inc.(a)(b)	20,683	579,951
Home Depot Inc. (The)	856,364	187,012,770
J. Jill Inc.(b)	12,968	14,654
Kirkland’s Inc.(a)(b)	13,198	16,366
L Brands Inc.	182,683	3,310,216
Lazydays Holdings Inc.(a)	3,257	14,038
Lithia Motors Inc., Class A	18,074	2,656,878
Lowe’s Companies Inc.	603,763	72,306,657
Lumber Liquidators Holdings Inc.(a)	20,728	202,513
MarineMax Inc.(a)	8,480	141,531
Michaels Companies Inc. (The)(a)(b)	64,382	520,850
Monro Inc.(b)	26,897	2,103,345
Murphy USA Inc.(a)	21,447	2,509,299
National Vision Holdings Inc.(a)(b)	62,107	2,014,130
O’Reilly Automotive Inc.(a)	60,028	26,307,871
Office Depot Inc.	408,941	1,120,498
Party City Holdco Inc.(a)(b)	41,597	97,337
Penske Automotive Group Inc.	28,387	1,425,595
Pier 1 Imports Inc.(a)(b)	62,352	399,053
Rent-A-Center Inc./TX	40,972	1,181,632
RH(a)	13,175	2,812,862
Ross Stores Inc.	284,411	33,111,129
RTW RetailWinds Inc.(a)(b)	27,181	21,772
Sally Beauty Holdings Inc.(a)	103,330	1,885,772
Shoe Carnival Inc.(b)	6,650	247,912
Signet Jewelers Ltd.	40,567	881,927
Sleep Number Corp.(a)	24,916	1,226,864

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sonic Automotive Inc., Class A	21,021	$651,651
Sportsman’s Warehouse Holdings Inc.(a)(b)	21,226	170,445
Stage Stores Inc.	21,635	175,676
Stein Mart Inc.(a)	44	29
Tailored Brands Inc.(b)	29,475	122,027
Tandy Leather Factory Inc.(a)(b)	6,318	36,076
Tiffany & Co.	83,733	11,190,915
Tilly’s Inc., Class A	12,769	156,420
TJX Companies Inc. (The)	943,080	57,584,465
Tractor Supply Co.	92,603	8,652,824
Trans World Entertainment Corp.(a)	364	732
TravelCenters of America Inc.(a)(b)	35,718	612,564
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	45,879	11,613,810
Urban Outfitters Inc.(a)(b)	62,524	1,736,291
Williams-Sonoma Inc.	61,900	4,545,936
Winmark Corp.	359	71,190
Xcel Brands Inc.(a)	315	473
Zumiez Inc.(a)	21,223	733,042

		557,183,978

Technology Hardware, Storage & Peripherals — 4.2%
3D Systems Corp.(a)(b)	94,641	828,109
Apple Inc.	3,277,742	962,508,938
AstroNova Inc.	6,161	84,529
Avid Technology Inc.(a)(b)	21,496	184,436
CPI Card Group Inc.(a)(b)	1,492	1,343
Dell Technologies Inc., Class C(a)	118,164	6,072,448
Diebold Nixdorf Inc.(a)	62,966	664,921
Eastman Kodak Co.(a)(b)	27,924	129,847
Hewlett Packard Enterprise Co.	1,029,195	16,323,033
HP Inc.	1,156,215	23,760,218
Immersion Corp.(a)(b)	20,925	155,473
Intevac Inc.(a)(b)	14,602	103,090
NCR Corp.(a)	102,971	3,620,460
NetApp Inc.	185,695	11,559,514
One Stop Systems Inc.(a)	7,851	15,859
Pure Storage Inc., Class A(a)(b)	164,409	2,813,038
Seagate Technology PLC	185,615	11,044,092
TransAct Technologies Inc.	6,799	74,585
Western Digital Corp.	229,152	14,544,277
Xerox Holdings Corp.(a)	149,340	5,506,166

		1,059,994,376

Textiles, Apparel & Luxury Goods — 0.8%
Apex Global Brands Inc.(a)(b)	2,238	1,746
Capri Holdings Ltd.(a)	116,446	4,442,415
Carter’s Inc.	37,083	4,054,655
Centric Brands Inc.(a)	239	519
Charles & Colvard Ltd.(a)(b)	20,668	29,348
Columbia Sportswear Co.	21,566	2,160,697
Crocs Inc.(a)	55,402	2,320,790
Crown Crafts Inc.	6,966	42,841
Culp Inc.	13	177
Deckers Outdoor Corp.(a)	21,665	3,658,352
Delta Apparel Inc.(a)	6,343	197,267
Forward Industries Inc.(a)(b)	7,577	7,501
Fossil Group Inc.(a)(b)	43,688	344,261
G-III Apparel Group Ltd.(a)(b)	28,389	951,031
Hanesbrands Inc.	278,288	4,132,577
Iconix Brand Group Inc.(a)	4,545	6,136
Jerash Holdings U.S. Inc.	1,955	11,456

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands Inc.(a)	35,672	$1,497,867
Lakeland Industries Inc.(a)	6,312	68,170
Levi Strauss & Co., Class A	33,043	637,399
Lululemon Athletica Inc.(a)	89,087	20,638,785
Movado Group Inc.	8,235	179,029
NIKE Inc., Class B	978,500	99,131,835
Oxford Industries Inc.	13,228	997,656
PVH Corp.	57,579	6,054,432
Ralph Lauren Corp.	42,378	4,967,549
Rocky Brands Inc.	6,717	197,681
Sequential Brands Group Inc.(a)(b)	21,123	7,235
Skechers U.S.A. Inc., Class A(a)	105,867	4,572,396
Steven Madden Ltd.	62,478	2,687,179
Superior Group of Companies Inc.	6,776	91,747
Tapestry Inc.	223,705	6,033,324
Under Armour Inc., Class A(a)(b)	145,863	3,150,641
Under Armour Inc., Class C, NVS(a)(b)	150,276	2,882,294
Unifi Inc.(a)	13,099	330,881
Vera Bradley Inc.(a)	14,172	167,230
VF Corp.	255,547	25,467,814
Vince Holding Corp.(a)	896	15,510
Wolverine World Wide Inc.	63,933	2,157,099

		204,295,522

Thrifts & Mortgage Finance — 0.2%
1895 Bancorp of Wisconsin Inc.(a)	1,607	17,323
Axos Financial Inc.(a)	39,856	1,206,840
Bancorp 34 Inc.	1,559	23,806
Bridgewater Bancshares Inc.(a)	40,440	557,263
Broadway Financial Corp./DE(a)(b)	6,144	9,462
Capitol Federal Financial Inc.	123,239	1,692,071
CBM Bancorp Inc.(a)	2,821	39,833
Central Federal Corp.(a)(b)	1,726	24,078
Columbia Financial Inc.(a)(b)	39,597	670,773
Elmira Savings Bank	668	10,087
Entegra Financial Corp.(a)	2,547	76,818
ESSA Bancorp. Inc.	6,954	117,870
Essent Group Ltd.	80,824	4,202,040
Federal Agricultural Mortgage Corp., Class A	4,949	365,088
Federal Agricultural Mortgage Corp., Class C, NVS	6,967	581,745
FFBW Inc.(a)	2,061	23,805
First Defiance Financial Corp.	13,874	436,892
First Seacoast Bancorp.(a)(b)	2,148	20,234
Flagstar Bancorp. Inc.	28,627	1,094,983
FS Bancorp. Inc.	807	51,479
FSB Bancorp Inc./NY(a)	1,157	19,900
Greene County Bancorp. Inc.	636	18,310
Guaranty Federal Bancshares Inc.	825	20,790
Hingham Institution for Savings	401	84,290
HMN Financial Inc.(a)(b)	848	17,816
Home Bancorp. Inc.	6,174	241,959
Home Federal Bancorp. Inc./LA	253	9,045
HomeStreet Inc.(a)	12,758	433,772
HV Bancorp Inc.(a)(b)	1,371	23,307
IF Bancorp. Inc.	697	16,045
Impac Mortgage Holdings Inc.(a)(b)	6,741	35,458
Income Opportunity Realty Investors Inc.(a)	108	1,426
Kearny Financial Corp./MD	98,375	1,360,526
Kentucky First Federal Bancorp.	844	6,541
Lake Shore Bancorp. Inc.	652	9,943
LendingTree Inc.(a)(b)	5,745	1,743,263

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Luther Burbank Corp.	43,485	$501,382
Magyar Bancorp. Inc.(a)	714	8,754
Merchants Bancorp/IN	21,716	428,022
Meridian Bancorp. Inc.	35,423	711,648
Meta Financial Group Inc.(b)	19,575	714,683
MGIC Investment Corp.	278,155	3,941,456
Mid-Southern Bancorp Inc.	2,439	32,756
MMA Capital Holdings Inc.(a)(b)	13,414	426,565
Mr Cooper Group Inc.(a)(b)	59,486	744,170
MSB Financial Corp./MD	650	11,700
New York Community Bancorp. Inc.	376,616	4,526,924
NMI Holdings Inc., Class A(a)	49,788	1,651,966
Northfield Bancorp. Inc.	27,967	474,320
Northwest Bancshares Inc.	76,581	1,273,542
OceanFirst Financial Corp.	26,971	688,839
Oconee Federal Financial Corp.	212	5,535
Ocwen Financial Corp.(a)(b)	89,987	123,282
OP Bancorp.	46,509	482,298
Ottawa Bancorp Inc.	2,091	28,919
PB Bancorp Inc.	698	10,582
PCSB Financial Corp.	21,971	444,913
Pioneer Bancorp Inc/NY(a)(b)	35,122	537,718
Ponce de Leon Federal Bank(a)(b)	33,645	494,582
Provident Bancorp Inc.(a)	14,169	176,404
Provident Financial Holdings Inc.	6,326	138,539
Provident Financial Services Inc.	54,908	1,353,482
Prudential Bancorp. Inc.	6,777	125,578
Radian Group Inc.(b)	159,509	4,013,246
Randolph Bancorp Inc.(a)(b)	22,835	403,038
Rhinebeck Bancorp Inc.(a)(b)	2,857	32,313
Riverview Bancorp. Inc.	14,745	121,056
Sachem Capital Corp.	97,517	423,224
Security National Financial Corp., Class A(a)(b)	8,314	48,637
Severn Bancorp. Inc.	6,837	63,652
Southern Missouri Bancorp. Inc.	6,166	236,528
Standard AVB Financial Corp.(b)	2,225	66,683
Sterling Bancorp Inc./MI	46,157	373,872
Territorial Bancorp. Inc.	12,890	398,817
TFS Financial Corp.	48,737	959,144
Timberland Bancorp. Inc./WA	6,308	187,600
TrustCo Bank Corp. NY	50,748	439,985
United Community Financial Corp./OH	34,961	407,645
Walker & Dunlop Inc.	20,610	1,333,055
Washington Federal Inc.	60,884	2,231,399
Waterstone Financial Inc.	20,583	391,694
Western New England Bancorp Inc.	20,188	194,410
WSFS Financial Corp.	42,857	1,885,279
WVS Financial Corp.	222	3,652

		49,538,369

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	77,575	85,332
Altria Group Inc.	1,461,905	72,963,679
Philip Morris International Inc.	1,217,566	103,602,691
Pyxus International Inc.(a)(b)	6,889	61,588
Standard Diversified Inc.(a)	2,109	30,897
Turning Point Brands Inc.(b)	8,894	254,368
Universal Corp./VA	19,322	1,102,513
Vector Group Ltd.	95,022	1,272,345

		179,373,413

Security	Shares	Value

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)	249	$1,121
Air Lease Corp.	82,677	3,928,811
Aircastle Ltd.	47,896	1,533,151
Applied Industrial Technologies Inc.	27,654	1,844,245
Beacon Roofing Supply Inc.(a)(b)	54,534	1,743,997
BlueLinx Holdings Inc.(a)(b)	6,630	94,478
BMC Stock Holdings Inc.(a)	46,612	1,337,298
CAI International Inc.(a)(b)	13,685	396,591
DXP Enterprises Inc./TX(a)(b)	7,702	306,617
EVI Industries Inc.(b)	6,031	163,078
Fastenal Co.	452,621	16,724,346
Foundation Building Materials Inc.(a)	26,103	505,093
GATX Corp.	27,849	2,307,290
General Finance Corp.(a)(b)	7,771	86,025
GMS Inc.(a)	34,643	938,132
H&E Equipment Services Inc.	21,574	721,219
HD Supply Holdings Inc.(a)	132,687	5,336,671
Herc Holdings Inc.(a)	22,420	1,097,235
Houston Wire & Cable Co.(a)(b)	13,832	60,999
Huttig Building Products Inc.(a)(b)	13,594	20,935
India Globalization Capital Inc.(a)(b)	26,774	16,868
Kaman Corp.	20,689	1,363,819
Lawson Products Inc./DE(a)	6,219	324,010
MRC Global Inc.(a)	76,080	1,037,731
MSC Industrial Direct Co. Inc., Class A	35,060	2,751,158
Nesco Holding Inc.(a)(b)	70,396	289,328
NOW Inc.(a)	82,596	928,379
Rush Enterprises Inc., Class A	20,713	963,154
Rush Enterprises Inc., Class B	6,952	317,706
SiteOne Landscape Supply Inc.(a)(b)	30,069	2,725,755
Systemax Inc.	7,170	180,397
Titan Machinery Inc.(a)	13,700	202,486
Transcat Inc.(a)	6,667	212,411
Triton International Ltd.	47,707	1,917,821
United Rentals Inc.(a)	60,103	10,023,377
Univar Solutions Inc.(a)(b)	109,607	2,656,874
Veritiv Corp.(a)	6,782	133,402
Watsco Inc.	25,360	4,568,604
WESCO International Inc.(a)(b)	33,990	2,018,666
Willis Lease Finance Corp.(a)(b)	6,171	363,534
WW Grainger Inc.	35,121	11,889,161

		84,031,973

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	60,331	2,584,580

Water Utilities — 0.1%
American States Water Co.	28,162	2,439,956
American Water Works Co. Inc.	140,561	17,267,919
Aqua America Inc.	166,130	7,798,142
AquaVenture Holdings Ltd.(a)(b)	21,824	591,867
Artesian Resources Corp., Class A, NVS	6,729	250,386
Cadiz Inc.(a)(b)	13,787	151,933
California Water Service Group	39,440	2,033,526
Global Water Resources Inc.	47,014	618,234
Middlesex Water Co.	20,843	1,324,990
Pure Cycle Corp.(a)(b)	13,651	171,866
SJW Group	20,887	1,484,230
York Water Co. (The)	7,721	356,015

		34,489,064

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	40,535	$443,858
Gogo Inc.(a)(b)	34,891	223,302
NII Holdings Inc.(a)(b)	76,586	166,192
Shenandoah Telecommunications Co.(b)	34,097	1,418,776
Spok Holdings Inc.	12,768	156,153
Sprint Corp.(a)(b)	431,070	2,245,875
T-Mobile U.S. Inc.(a)	248,988	19,525,639
Telephone & Data Systems Inc.	81,097	2,062,297
U.S. Cellular Corp.(a)(b)	8,375	303,426

		26,545,518

Total Common Stocks — 99.6% (Cost: $20,367,300,675)		25,089,231,145

Rights

Pharmaceuticals — 0.0%
Flex Pharma Inc., (Expires 01/19/20)	19,965	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)	38	0	(d)

Total Warrants — 0.0% (Cost: $0)		0	(d)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(e)(f)(g)	696,313,807	$696,592,332
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	60,470,812	60,470,812

		757,063,144

Total Short-Term Investments — 3.0% (Cost: $756,947,135)		757,063,144

Total Investments in Securities — 102.6% (Cost: $21,124,247,810)		25,846,294,289

Other Assets, Less Liabilities — (2.6)%		(661,234,448)

Net Assets — 100.0%		$25,185,059,841

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	348,262,905	348,050,902	(a)	—	696,313,807	$696,592,332	$3,965,203	(b)	$(35,883)	$2,115
BlackRock Cash Funds: Treasury, SL Agency Shares	30,421,817	30,048,995	(a)	—	60,470,812	60,470,812	714,067		—	—
BlackRock Inc.	80,215	20,269		(8,834)	91,650	46,072,455	884,139		185,051	6,529,708
PennyMac Mortgage Investment Trust	39,655	32,166		(2,787)	69,034	1,538,768	93,525		17,655	41,024

						$804,674,367	$5,656,934		$166,823	$6,572,847

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	511	03/20/20	$82,555	$1,234,501
S&P MidCap 400 E-Mini	42	03/20/20	8,672	55,813

				$1,290,314

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$25,089,210,200	$7,945		$13,000	$25,089,231,145
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	757,063,144	—		—	757,063,144

	$25,846,273,344	$7,945		$13,000	$25,846,294,289

Derivative financial instruments(b)
Assets
Futures Contracts	$1,290,314	$—		$—	$1,290,314

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares